UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05017

Ivy Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Advantus Real Estate Securities Portfolio (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 4.1%
Gramercy Property Trust, Inc.	13	$274
Liberty Property Trust	22	882
STORE Capital Corp.	19	479

		1,635

Health Care REITs – 3.8%
HCP, Inc.	7	167
Healthcare Trust of America, Inc., Class A	16	426
Ventas, Inc.	3	163
Welltower, Inc.	13	730

		1,486

Hotel & Resort REITs – 8.2%
Apple Hospitality REIT, Inc.	14	244
Hilton Worldwide Holdings, Inc.	13	1,039
Host Hotels & Resorts, Inc.	61	1,139
RLJ Lodging Trust	11	220
Summit Hotel Properties, Inc.	14	196
Sunstone Hotel Investors, Inc.	28	425

		3,263

Industrial REITs – 9.3%
Duke Realty Corp.	42	1,120
First Industrial Realty Trust, Inc.	20	576
ProLogis, Inc.	31	1,966

		3,662

Office REITs – 15.1%
Alexandria Real Estate Equities, Inc.	14	1,699
Boston Properties, Inc.	5	628
Brandywine Realty Trust	12	197
Corporate Office Properties Trust	6	160
Cousins Properties, Inc.	39	342
Highwoods Properties, Inc.	12	513
Kilroy Realty Corp.	15	1,071
SL Green Realty Corp.	14	1,346

		5,956

Residential REITs – 22.2%
American Homes 4 Rent	22	444
AvalonBay Communities, Inc.	8	1,293
Camden Property Trust	12	977
Equity Lifestyle Properties, Inc.	4	334
Equity Residential	16	1,006
Essex Property Trust, Inc.	5	1,168
Invitation Homes, Inc.	41	931
Mid-America Apartment Communities, Inc.	4	328
Sun Communities, Inc.	14	1,279
UDR, Inc.	28	1,004

		8,764

Retail REITs – 15.4%
Agree Realty Corp.	11	538
Federal Realty Investment Trust	7	766
GGP, Inc.	35	711
Kimco Realty Corp.	8	120
National Retail Properties, Inc.	8	298
Realty Income Corp.	8	404
Regency Centers Corp.	11	653
Simon Property Group, Inc.	17	2,583

		6,073

Specialized REITs – 18.8%
American Tower Corp., Class A	1	189
CyrusOne, Inc.	20	998
Digital Realty Trust, Inc.	15	1,581
Equinix, Inc.	6	2,423
Extra Space Storage, Inc.	10	900
Public Storage, Inc.	7	1,343

		7,434

Total Real Estate – 96.9%		38,273
Telecommunication Services

Wireless Telecommunication Service – 1.8%
SBA Communications Corp. (A)	4	701

Total Telecommunication Services – 1.8%		701

TOTAL COMMON STOCKS – 98.7%		$38,974
(Cost: $41,180)

SHORT-TERM SECURITIES	Principal
Master Note – 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (B)	$473	473

TOTAL SHORT-TERM SECURITIES – 1.2%		$473
(Cost: $473)

TOTAL INVESTMENT SECURITIES – 99.9%		$39,447
(Cost: $41,653)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		59

NET ASSETS – 100.0%		$39,506

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$38,974	$—	$—
Short-Term Securities	—	473	—
Total	$38,974	$473	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

REIT = Real Estate Investment Trust

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$41,653

Gross unrealized appreciation	1,119
Gross unrealized depreciation	(3,325)

Net unrealized depreciation	$(2,206)

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Auto Parts & Equipment – 1.1%
Delphi Automotive plc	117		$9,962

Automobile Manufacturers – 2.7%
Bayerische Motoren Werke AG (A)	115		12,519
Suzuki Motor Corp. (A)	212		11,498

			24,017

Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	90		16,024

Internet & Direct Marketing Retail – 2.3%
Amazon.com, Inc. (B)	14		20,190

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B (B)	—	*	—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	32		132
Media Group Holdings LLC, Series T (B)(C)(D)(E)	4		201

			333

Movies & Entertainment – 0.3%
Liberty Media Corp., Class C (B)	83		2,576

Tires & Rubber – 0.8%
Bridgestone Corp. (A)	167		7,361

Total Consumer Discretionary – 9.0%			80,463
Consumer Staples

Hypermarkets & Super Centers – 1.3%
Wal-Mart Stores, Inc.	136		12,102

Packaged Foods & Meats – 2.2%
Mondelez International, Inc., Class A	230		9,615
Nestle S.A., Registered Shares (A)	133		10,536

			20,151

Soft Drinks – 1.7%
Coca-Cola Co. (The)	347		15,048

Tobacco – 1.9%
ITC Ltd. (A)	900		3,548
Philip Morris International, Inc.	135		13,459

			17,007

Total Consumer Staples – 7.1%			64,308
Energy

Integrated Oil & Gas – 1.0%
Royal Dutch Shell plc, Class A (A)	287		9,134

Oil & Gas Equipment & Services – 2.5%
Core Laboratories N.V.	46		5,011
Halliburton Co.	186		8,720
Schlumberger Ltd.	127		8,237

			21,968

Oil & Gas Exploration & Production – 3.0%
Cabot Oil & Gas Corp.	294		7,053
EOG Resources, Inc.	125		13,190
Noble Energy, Inc.	232		7,019

			27,262

Total Energy – 6.5%			58,364
Financials

Diversified Banks – 6.0%
Axis Bank Ltd. (A)	1,065		8,401
China Construction Bank Corp. (A)	6,914		7,221
Industrial and Commercial Bank of China Ltd., H Shares (A)	8,234		7,175
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	1,327		8,816
Sberbank of Russia PJSC ADR (A)	273		5,098
Swedbank AB (A)	362		8,126
UniCredit S.p.A. (A)	415		8,676

			53,513

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The)	46		11,537

Life & Health Insurance – 2.5%
AIA Group Ltd. (A)	2,622		22,416

Multi-Line Insurance – 1.4%
Axa S.A. (A)	460		12,236

Multi-Sector Holdings – 1.0%
Berkshire Hathaway, Inc., Class B (B)	45		8,897

Other Diversified Financial Services – 2.3%
JPMorgan Chase & Co.	191		20,982

Property & Casualty Insurance – 1.2%
Tokio Marine Holdings, Inc. (A)	240		10,876

Regional Banks – 1.0%
PNC Financial Services Group, Inc. (The)	60	9,028

Total Financials – 16.7%		149,485
Health Care

Biotechnology – 0.5%
BioMarin Pharmaceutical, Inc. (B)	55	4,468

Health Care Facilities – 1.2%
HCA Holdings, Inc.	108	10,439

Pharmaceuticals – 2.9%
Bayer AG (A)	73	8,217
Pfizer, Inc.	504	17,880

		26,097

Total Health Care – 4.6%		41,004
Industrials

Aerospace & Defense – 5.1%
Airbus SE (A)	161	18,618
Lockheed Martin Corp.	51	17,201
United Technologies Corp.	79	9,948

		45,767

Construction & Engineering – 2.2%
Larsen & Toubro Ltd. (A)	525	10,610
Vinci (A)	89	8,807

		19,417

Electrical Components & Equipment – 0.9%
Schneider Electric S.A. (A)	95	8,397

Railroads – 1.2%
Union Pacific Corp.	80	10,701

Trading Companies & Distributors – 0.7%
Ferguson plc (A)	87	6,506

Total Industrials – 10.1%		90,788
Information Technology

Application Software – 4.0%
Adobe Systems, Inc. (B)	91	19,637
Intuit, Inc.	93	16,191

		35,828

Data Processing & Outsourced Services – 2.6%
FleetCor Technologies, Inc. (B)	41	8,383
Visa, Inc., Class A	125	15,000

		23,383

Electronic Equipment & Instruments – 0.6%
Keyence Corp. (A)	9	5,809

Internet Software & Services – 3.8%
Alibaba Group Holding Ltd. ADR (B)	50	9,204
Alphabet, Inc., Class A (B)	17	17,217
MercadoLibre, Inc.	21	7,418

		33,839

Semiconductor Equipment – 1.5%
ASML Holding N.V., Ordinary Shares (A)	68	13,567

Semiconductors – 1.5%
Broadcom Corp., Class A	19	4,476
Intel Corp.	136	7,080
QUALCOMM, Inc.	37	2,028

		13,584

Systems Software – 3.9%
Microsoft Corp.	381	34,789

Total Information Technology – 17.9%		160,799
Materials

Diversified Metals & Mining – 1.9%
BHP Billiton plc (A)	307	6,066
Rio Tinto plc (A)	210	10,634

		16,700

Total Materials – 1.9%		16,700
Telecommunication Services

Integrated Telecommunication Services – 1.0%
Nippon Telegraph and Telephone Corp. (A)	208	9,682

Total Telecommunication Services – 1.0%		9,682

TOTAL COMMON STOCKS – 74.8%		$671,593
(Cost: $564,890)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Cable & Satellite – 1.1%
Altice S.A.:
7.750%, 5–15–22 (F)	$4,448	4,126
7.625%, 2–15–25 (F)	4,656	3,981
Vrio Finco 1 LLC and Vrio Finco 2, Inc. (GTD by Vrio Corp.),
6.250%, 4–4–23 (F)	1,703	1,720

		9,827

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series D, 0.000%, 12–31–20 (G)	3,642	1,665

Total Consumer Discretionary – 1.3%		11,492
Consumer Staples

Drug Retail – 0.2%
CVS Health Corp., 4.300%, 3–25–28	1,483	1,492

Total Consumer Staples – 0.2%		1,492
Energy

Integrated Oil & Gas – 0.4%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.), 8.750%, 5–23–26	3,219	3,779

Total Energy – 0.4%		3,779
Financials

Diversified Banks – 3.4%
Barclays plc, 7.875%, 12–29–49	3,678	3,906
HSBC Holdings plc:
6.875%, 12–29–49	3,865	4,083
6.250%, 9–23–66	2,120	2,149
ING Groep N.V., Certicaaten Van Aandelen, 6.000%, 10–16–66	4,280	4,387
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49	3,395	3,531
8.625%, 12–29–49	6,588	7,156
Societe Generale Group, 7.375%, 12–29–49 (F)	3,009	3,201
Standard Chartered plc, 7.500%, 12–29–49 (F)	2,481	2,624

		31,037

Diversified Capital Markets – 0.3%
Credit Suisse Group AG, 7.125%, 7–29–66	2,490	2,602

Total Financials – 3.7%		33,639
Health Care

Pharmaceuticals – 0.7%
Teva Pharmaceutical Finance Co. LLC (GTD by Teva Pharmaceutical Industries Ltd.), 6.000%, 4–15–24 (F)	424	411
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7–21–23	3,180	2,693
3.150%, 10–1–26	4,168	3,344

		6,448

Total Health Care – 0.7%		6,448
Information Technology

Data Processing & Outsourced Services – 0.2%
Alliance Data Systems Corp., 5.375%, 8–1–22 (F)	2,189	2,189

Total Information Technology – 0.2%		2,189
Telecommunication Services

Integrated Telecommunication Services – 1.2%
Frontier Communications Corp.:
8.125%, 10–1–18	3,129	3,161
7.625%, 4–15–24	2,119	1,325
6.875%, 1–15–25	4,337	2,564
11.000%, 9–15–25	3,180	2,383
9.000%, 8–15–31	2,119	1,287

		10,720

Total Telecommunication Services – 1.2%		10,720

TOTAL CORPORATE DEBT SECURITIES – 7.7%		$69,759
(Cost: $72,258)

OTHER GOVERNMENT SECURITIES (H)
Argentina – 0.9%
Republic of Argentina:
4.625%, 1–11–23	6,531	6,296
5.875%, 1–11–28	2,100	1,975

		8,271

Luxembourg – 0.3%
Rumo Luxembourg S.a.r.l., 7.375%, 2–9–24 (F)	2,809	3,006

TOTAL OTHER GOVERNMENT SECURITIES – 1.2%		$11,277
(Cost: $11,552)

LOANS (I)
Consumer Discretionary

General Merchandise Stores – 0.2%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps), 5.191%, 2–3–24	2,077	2,074

Total Consumer Discretionary – 0.2%		2,074

Financials

Investment Banking & Brokerage – 0.1%
Jane Street Group LLC (ICE LIBOR plus 375 bps), 5.627%, 8–25–22	741	744

Property & Casualty Insurance – 0.8%
Hub International Ltd. (ICE LIBOR plus 300 bps):
4.700%, 10–2–20	5	6
4.839%, 10–2–20	2,068	2,078
USI, Inc. (ICE LIBOR plus 300 bps), 5.302%, 5–16–24	5,281	5,289

		7,373

Specialized Finance – 0.3%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps), 6.377%, 2–28–25 (E)	3,000	3,015

Total Financials – 1.2%		11,132
Health Care

Health Care Facilities – 0.3%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 5.130%, 8–31–24	2,430	2,428

Total Health Care – 0.3%		2,428
Information Technology

Communications Equipment – 0.4%
Avaya, Inc. (ICE LIBOR plus 475 bps), 6.536%, 12–15–24	3,172	3,192

Total Information Technology – 0.4%		3,192
Telecommunication Services

Integrated Telecommunication Services – 0.6%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.877%, 10–10–24	5,162	5,206

Total Telecommunication Services – 0.6%		5,206

TOTAL LOANS – 2.7%		$24,032
(Cost: $23,936)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.8%
U.S. Treasury Notes:
0.125%, 4–15–21	7,337	7,272
0.625%, 1–15–26	8,179	8,171
0.125%, 7–15–26	7,962	7,645
1.000%, 2–15–46	10,502	10,729

		33,817

Treasury Obligations – 1.1%
U.S. Treasury Bonds, 2.750%, 8–15–47	9,928	9,468

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.9%		$43,285
(Cost: $44,394)

BULLION – 5.2%	Troy Ounces
Gold	35	46,666

(Cost: $43,741)

SHORT-TERM SECURITIES	Principal
Commercial Paper (J) – 1.3%
Diageo Capital plc (GTD by Diageo plc), 2.211%, 4–3–18	$5,000	4,999
Sonoco Products Co., 2.251%, 4–2–18	3,580	3,579
Sysco Corp., 2.100%, 4–2–18	3,317	3,316

		11,894

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (K)	1,554	1,554

Municipal Obligations – 0.8%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps), 1.680%, 4–7–18 (K)	4,660	4,660
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps), 1.710%, 4–1–18 (K)	2,370	2,370

		7,030

United States Government Agency Obligations – 0.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.810%, 4–7–18 (K)	7,000	7,000

		7,000

TOTAL SHORT-TERM SECURITIES – 3.1%		$27,478
(Cost: $27,480)

TOTAL INVESTMENT SECURITIES – 99.6%		$894,090
(Cost: $788,251)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		3,970

NET ASSETS – 100.0%		$898,060

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Restricted securities. At March 31, 2018, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	$22,374	$132
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	201
			$30,787	$333

The total value of these securities represented 0.0% of net assets at March 31, 2018.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated as described in Note 5 of the Notes to Financial Statements.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $21,258 or 2.0% of net assets.

(G)	Zero coupon bond.

(H)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Rate shown is the yield to maturity at March 31, 2018.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$48,752	$31,378	$333
Consumer Staples	50,224	14,084	—
Energy	49,230	9,134	—
Financials	50,444	99,041	—
Health Care	32,787	8,217	—
Industrials	37,850	52,938	—
Information Technology	141,423	19,376	—
Materials	—	16,700	—
Telecommunication Services	—	9,682	—
Total Common Stocks	$410,710	$260,550	$333
Corporate Debt Securities	—	69,759	—
Other Government Securities	—	11,277	—
Loans	—	21,017	3,015
United States Government Obligations	—	43,285	—
Bullion	46,666	—	—
Short-Term Securities	—	27,478	—
Total	$457,376	$433,366	$3,348

During the period ended March 31, 2018, securities totaling $3,712 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP) (“the Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as investment vehicle for the Portfolio. The Subsidiary and the Company act as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of March 31, 2018 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$898,060	$47,011	5.23%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	898,060	386	0.04

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$788,251

Gross unrealized appreciation	152,132
Gross unrealized depreciation	(46,293)

Net unrealized appreciation	$105,839

SCHEDULE OF INVESTMENTS Balanced (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 0.7%
O’Reilly Automotive, Inc. (A)	10	$2,423

Casinos & Gaming – 2.0%
Las Vegas Sands, Inc.	95	6,809

General Merchandise Stores – 1.0%
Dollar General Corp.	40	3,735

Home Improvement Retail – 1.8%
Lowe’s Co., Inc.	71	6,259

Hotels, Resorts & Cruise Lines – 1.9%
Carnival Corp.	101	6,638

Movies & Entertainment – 2.0%
Twenty-First Century Fox, Inc.	195	7,089

Restaurants – 2.2%
Starbucks Corp.	49	2,836
YUM! Brands, Inc.	58	4,976

		7,812

Total Consumer Discretionary – 11.6%		40,765
Consumer Staples

Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	35	3,863

Packaged Foods & Meats – 1.7%
General Mills, Inc.	71	3,200
Hershey Foods Corp.	26	2,601

		5,801

Tobacco – 1.0%
Philip Morris International, Inc.	35	3,438

Total Consumer Staples – 3.8%		13,102
Energy

Integrated Oil & Gas – 1.6%
Chevron Corp.	47	5,405

Oil & Gas Equipment & Services – 1.4%
Schlumberger Ltd.	74	4,800

Oil & Gas Exploration & Production – 0.4%
Newfield Exploration Co. (A)	56	1,371

Oil & Gas Storage & Transportation – 0.8%
Enterprise Products Partners L.P.	109	2,657

Total Energy – 4.2%		14,233
Financials

Asset Management & Custody Banks – 0.8%
Blackstone Group L.P. (The)	88	2,823

Diversified Banks – 1.7%
Northern Trust Corp.	49	5,064
Wells Fargo & Co.	17	875

		5,939

Financial Exchanges & Data – 1.9%
Intercontinental Exchange, Inc.	93	6,757

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The)	20	5,038

Other Diversified Financial Services – 2.0%
JPMorgan Chase & Co.	62	6,843

Regional Banks – 2.0%
PNC Financial Services Group, Inc. (The)	45	6,807

Total Financials – 9.8%		34,207
Health Care

Biotechnology – 2.1%
Biogen, Inc. (A)	16	4,415
BioMarin Pharmaceutical, Inc. (A)	37	3,005

		7,420

Health Care Equipment – 1.0%
Medtronic plc	44	3,493

Health Care Services – 1.6%
Laboratory Corp. of America Holdings (A)	35	5,603

Managed Health Care – 1.8%
UnitedHealth Group, Inc.	30	6,453

Pharmaceuticals – 2.6%
Jazz Pharmaceuticals plc (A)	24	3,562
Pfizer, Inc.	151	5,367

		8,929

Total Health Care – 9.1%		31,898

Industrials

Aerospace & Defense – 2.4%
TransDigm Group, Inc.	13	4,019
United Technologies Corp.	35	4,383

		8,402

Airlines – 1.1%
Delta Air Lines, Inc.	71	3,911

Construction Machinery & Heavy Trucks – 1.7%
Allison Transmission Holdings, Inc.	58	2,267
PACCAR, Inc.	58	3,855

		6,122

Industrial Machinery – 1.3%
Parker Hannifin Corp.	27	4,542

Railroads – 2.0%
Union Pacific Corp.	53	7,115

Trucking – 1.5%
Knight Transportation, Inc.	112	5,139

Total Industrials – 10.0%		35,231
Information Technology

Application Software – 2.1%
Autodesk, Inc. (A)	57	7,164

Data Processing & Outsourced Services – 1.6%
MasterCard, Inc., Class A	32	5,659

IT Consulting & Other Services – 1.3%
Cognizant Technology Solutions Corp., Class A	55	4,404

Semiconductors – 5.0%
Broadcom Corp., Class A	21	4,920
Integrated Device Technology, Inc. (A)	86	2,618
Intel Corp.	143	7,438
QUALCOMM, Inc.	45	2,499

		17,475

Systems Software – 2.0%
Microsoft Corp.	77	7,046

Total Information Technology – 12.0%		41,748
Materials

Commodity Chemicals – 0.8%
Valvoline, Inc.	121	2,685

Specialty Chemicals – 2.4%
Ecolab, Inc.	27	3,744
PPG Industries, Inc.	43	4,817

		8,561

Total Materials – 3.2%		11,246

TOTAL COMMON STOCKS – 63.7%		$222,430
(Cost: $186,056)

PREFERRED STOCKS
Energy

Integrated Oil & Gas – 1.1%
Hess Corp., Convertible, 8.000%	65	3,872

Total Energy – 1.1%		3,872
Health Care

Managed Health Care – 0.8%
Anthem, Inc., 5.250%	49	2,630

Total Health Care – 0.8%		2,630
Industrials

Environmental & Facilities Services – 0.7%
Stericycle, Inc., 5.250%	55	2,488

Total Industrials – 0.7%		2,488
Materials

Commodity Chemicals – 0.6%
A. Schulman, Inc., Convertible, 6.000%	2	2,053

Total Materials – 0.6%		2,053

TOTAL PREFERRED STOCKS – 3.2%		$11,043
(Cost: $12,167)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust, 3.650%, 7–21–27	$1,500	1,404
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.875%, 1–23–28	500	477

TOTAL ASSET-BACKED SECURITIES – 0.5%		$1,881
(Cost: $1,991)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.3%
Lear Corp., 3.800%, 9–15–27	1,000	961

Broadcasting – 0.3%
Discovery Communications LLC:
3.300%, 5–15–22	200	198
3.950%, 3–20–28	1,000	959

		1,157

General Merchandise Stores – 0.1%
Dollar General Corp., 1.875%, 4–15–18	250	250

Homebuilding – 0.1%
Toll Brothers Finance Corp., 4.375%, 4–15–23	500	496

Hotels, Resorts & Cruise Lines – 0.3%
Wyndham Worldwide Corp.:
4.150%, 4–1–24	500	499
4.500%, 4–1–27	500	496

		995

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc., 2.800%, 8–22–24 (B)	1,000	967

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5–15–26	240	230

Total Consumer Discretionary – 1.5%		5,056
Consumer Staples

Brewers – 0.0%
Molson Coors Brewing Co., 3.000%, 7–15–26	175	162

Distillers & Vintners – 0.5%
Beam, Inc., 1.750%, 6–15–18	250	250
Constellation Brands, Inc., 2.650%, 11–7–22	1,525	1,473

		1,723

Food Distributors – 0.1%
Sysco Corp., 3.550%, 3–15–25	500	498

Household Products – 0.8%
Clorox Co. (The), 3.100%, 10–1–27	525	508
Colgate-Palmolive Co., 3.700%, 8–1–47	2,500	2,386

		2,894

Tobacco – 0.2%
BAT International Finance plc, 2.750%, 6–15–20 (B)	600	595

Total Consumer Staples – 1.6%		5,872
Energy

Integrated Oil & Gas – 0.3%
Hess Corp., 4.300%, 4–1–27	1,200	1,174

Oil & Gas Drilling – 0.6%
Nabors Industries Ltd., Convertible, 0.750%, 1–15–24 (B)	3,100	2,320

Oil & Gas Exploration & Production – 0.3%
Concho Resources, Inc., 4.375%, 1–15–25	1,025	1,038

Oil & Gas Refining & Marketing – 0.2%
Andeavor, 4.500%, 4–1–48	750	699

Oil & Gas Storage & Transportation – 1.5%
Colorado Interstate Gas Co., 4.150%, 8–15–26	800	782
Hornbeck Offshore Services, Inc., Convertible, 1.500%, 9–1–19	2,348	1,817
Plains All American Pipeline L.P. and PAA Finance Corp., 4.650%, 10–15–25	500	503
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10–1–27	1,000	946
Williams Partners L.P.:
3.600%, 3–15–22	1,000	996
4.850%, 3–1–48	250	247

		5,291

Total Energy – 2.9%		10,522
Financials

Asset Management & Custody Banks – 0.2%
Ares Capital Corp., 4.875%, 11–30–18	700	707

Consumer Finance – 1.0%
Ford Motor Credit Co. LLC, 3.815%, 11–2–27	500	470
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4–10–22	250	248
3.700%, 5–9–23	150	149
3.500%, 11–7–24	1,000	965
3.850%, 1–5–28	1,000	950
Hyundai Capital America:
2.875%, 8–9–18 (B)	250	250
2.550%, 4–3–20 (B)	500	492

		3,524

Diversified Banks – 2.9%
Australia and New Zealand Banking Group Ltd., 4.400%, 5–19–26 (B)	1,050	1,054
Bank of America Corp. (3-Month U.S. LIBOR plus 363 bps), 5.397%, 7–29–49 (C)	1,802	1,802
Bank of Montreal, 3.803%, 12–15–32	1,000	947
Barclays plc, 5.200%, 5–12–26	700	706
DBS Group Holdings Ltd., 2.246%, 7–16–19 (B)	1,000	993
HSBC Holdings plc, 3.400%, 3–8–21	625	628
ING Bank N.V., 2.500%, 10–1–19 (B)	500	497
Mizuho Bank Ltd., 2.650%, 9–25–19 (B)	1,300	1,292
Societe Generale S.A., 4.250%, 4–14–25 (B)	500	492
Standard Chartered plc, 2.250%, 4–17–20 (B)	1,400	1,372
U.S. Bancorp, 3.100%, 4–27–26	400	382

		10,165

Investment Banking & Brokerage – 1.5%
BGC Partners, Inc., 5.375%, 12–9–19	500	517
Credit Suisse Group Funding (Guernsey) Ltd., 2.750%, 3–26–20	500	495
Goldman Sachs Group, Inc. (The):
2.905%, 7–24–23	2,000	1,944
3.272%, 9–29–25	1,000	962
5.700%, 12–29–49	245	250
Morgan Stanley, 3.591%, 7–22–28	1,000	967

		5,135

Life & Health Insurance – 0.8%
AIA Group Ltd., 2.250%, 3–11–19 (B)	800	794
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9–30–47 (B)	1,000	941
Prudential Financial, Inc., 8.875%, 6–15–38	245	247
Sumitomo Life Insurance Co., 4.000%, 9–14–77 (B)	1,000	943

		2,925

Multi-Line Insurance – 0.2%
Aon plc (GTD by Aon Corp.), 2.800%, 3–15–21	500	495

Other Diversified Financial Services – 1.9%
Citigroup, Inc.:
5.800%, 11–29–49	1,400	1,449
5.950%, 12–29–49	1,400	1,440
Fidelity National Information Services, Inc., 2.000%, 4–15–18	250	250
JPMorgan Chase & Co.:
7.900%, 4–29–49	1,500	1,508
5.000%, 12–29–49	750	757
5.300%, 11–1–65	250	257
PennantPark Investment Corp., 4.500%, 10–1–19	1,000	1,001

		6,662

Property & Casualty Insurance – 0.3%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 2.200%, 3–15–21	200	197
Markel Corp., 3.500%, 11–1–27	1,000	954

		1,151

Regional Banks – 0.7%
Citizens Financial Group, Inc., 3.750%, 7–1–24	1,500	1,482
PNC Bank N.A., 3.250%, 6–1–25	600	587
SunTrust Banks, Inc., 5.625%, 12–29–49	400	411

		2,480

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 5.450%, 6–15–23 (B)	940	996

Total Financials – 9.8%		34,240
Health Care

Biotechnology – 0.3%
Amgen, Inc., 2.125%, 5–1–20	1,000	982

Health Care Equipment – 0.1%
Zimmer Holdings, Inc., 2.700%, 4–1–20	350	346

Health Care Services – 0.2%
Quest Diagnostics, Inc., 3.450%, 6–1–26	780	756

Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9–23–23	1,000	954

Pharmaceuticals – 0.9%
AbbVie, Inc., 3.200%, 5–14–26	490	466
Celgene Corp., 3.450%, 11–15–27	500	474
Forest Laboratories, Inc., 5.000%, 12–15–21 (B)	1,258	1,313
Johnson & Johnson, 3.400%, 1–15–38	1,000	960

		3,213

Total Health Care – 1.8%		6,251
Industrials

Aerospace & Defense – 0.8%
Huntington Ingalls Industries, Inc., 3.483%, 12–1–27 (B)	1,000	961
Northrop Grumman Corp., 3.250%, 1–15–28	1,500	1,431
TransDigm, Inc. (GTD by TransDigm Group, Inc.), 6.375%, 6–15–26	350	352

		2,744

Airlines – 0.3%
Aviation Capital Group LLC, 3.500%, 11–1–27 (B)	750	703
Southwest Airlines Co., 2.650%, 11–5–20	375	371

		1,074

Building Products – 0.1%
Owens Corning, 4.400%, 1–30–48	300	277

Diversified Support Services – 0.1%
Ahern Rentals, Inc., 7.375%, 5–15–23 (B)	300	292

Electrical Components & Equipment – 0.3%
Hubbell, Inc., 3.500%, 2–15–28	1,000	979

Environmental & Facilities Services – 0.3%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11–15–27	1,000	952

Industrial Machinery – 0.2%
Ingersoll-Rand Global Holding Co. Ltd., 3.750%, 8–21–28	500	496

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V., 2.350%, 5–15–20	291	287

Total Industrials – 2.2%		7,101
Information Technology

IT Consulting & Other Services – 0.1%
Keysight Technologies, Inc., 4.600%, 4–6–27	500	514

Total Information Technology – 0.1%		514
Materials

Construction Materials – 0.2%
Hillman Group, Inc. (The), 6.375%, 7–15–22 (B)	850	820

Diversified Metals & Mining – 0.6%
Anglo American Capital plc:
3.625%, 9–11–24 (B)	1,000	963
4.500%, 3–15–28 (B)	750	748
Anglo American plc, 4.125%, 4–15–21 (B)	500	507

		2,218

Fertilizers & Agricultural Chemicals – 0.3%
Mosaic Co. (The), 4.050%, 11–15–27	1,000	975

Metal & Glass Containers – 0.5%
BakerCorp International, Inc., 8.250%, 6–1–19	1,227	1,190
Ball Corp., 4.875%, 3–15–26	500	501

		1,691

Paper Packaging – 0.4%
Packaging Corp. of America, 3.400%, 12–15–27	500	478
WestRock Co., 3.000%, 9–15–24 (B)	1,000	956

		1,434

Specialty Chemicals – 0.3%
Ecolab, Inc., 3.250%, 12–1–27 (B)	1,000	964

Total Materials – 2.3%		8,102
Real Estate

Health Care REITs – 0.2%
Senior Housing Properties Trust, 4.750%, 2–15–28	500	489

Industrial REITs – 0.1%
Air Lease Corp., 3.250%, 3–1–25	500		477

Specialized REITs – 1.2%
American Tower Corp.:
2.250%, 1–15–22	1,200		1,147
4.700%, 3–15–22	195		204
3.375%, 10–15–26	455		428
3.600%, 1–15–28	500		474
Crown Castle International Corp.:
5.250%, 1–15–23	200		212
3.200%, 9–1–24	500		479
3.700%, 6–15–26	300		289
3.650%, 9–1–27	1,000		952

			4,185

Total Real Estate – 1.5%			5,151
Telecommunication Services

Integrated Telecommunication Services – 1.0%
AT&T, Inc.:
3.900%, 8–14–27	1,000		1,006
4.900%, 8–14–37	1,000		1,008
5.150%, 2–14–50	1,000		1,008
Sprint Spectrum Co. LLC, Sprint Spectrum Co. III LLC, and Sprint Spectrum Co. III LLC, 4.738%, 3–20–25 (B)	500		502

			3,524

Wireless Telecommunication Service – 0.1%
Virgin Media Finance plc, 4.875%, 2–15–22	200		198

Total Telecommunication Services – 1.1%			3,722
Utilities

Electric Utilities – 0.4%
Duke Energy Corp., 3.150%, 8–15–27	500		470
Entergy Texas, Inc., 2.550%, 6–1–21	300		294
Exelon Corp., 2.450%, 4–15–21	400		391
PPL Energy Supply LLC, 4.600%, 12–15–21	100		87

			1,242

Total Utilities – 0.4%			1,242

TOTAL CORPORATE DEBT SECURITIES – 25.2%			$87,773
(Cost: $89,813)

OTHER GOVERNMENT SECURITIES (D)

Mexico – 0.3%
United Mexican States, 3.750%, 1–11–28	1,000		967

Spain – 0.2%
Telefonica Emisiones S.A.U., 4.665%, 3–6–38	500		505

TOTAL OTHER GOVERNMENT SECURITIES – 0.5%			$1,472
(Cost: $1,496)

LOANS (C)
Industrials

Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps), 10.802%, 1–30–23 (E)	1,100		1,100

Total Industrials – 0.3%			1,100

TOTAL LOANS – 0.3%			$1,100
(Cost: $1,084)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.4%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.500%, 6–1–44	725		764
3.000%, 6–15–45	923		925
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 5–1–18	—	*	—	*
4.500%, 7–1–18	17		18
6.500%, 10–1–28	66		71
6.500%, 2–1–29	37		41
3.500%, 6–25–29	531		541
7.500%, 4–1–31	38		43
7.000%, 7–1–31	47		54
7.000%, 9–1–31	91		102
6.500%, 2–1–32	201		227
7.000%, 2–1–32	130		146
7.000%, 3–1–32	44		50
7.000%, 7–1–32	77		86
5.500%, 5–1–33	42		46
5.500%, 6–1–33	44		49
4.500%, 11–1–43	619		657
3.000%, 10–25–46	893		887
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A, 8.293%, 12–15–26	34		39

			4,746

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.4%			$4,746
(Cost: $4,833)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 3.2%
U.S. Treasury Notes:
0.125%, 7–15–26	4,136	3,971
2.125%, 2–15–40	3,670	4,623
1.000%, 2–15–46	2,511	2,565

		11,159

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.2%		$11,159
(Cost: $11,487)

SHORT-TERM SECURITIES
Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (F)	3,656	3,656

Municipal Obligations – 0.6%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps), 1.600%, 4–7–18 (F)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 1.6%		$5,656
(Cost: $5,656)

TOTAL INVESTMENT SECURITIES – 99.6%		$347,260
(Cost: $314,583)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,385

NET ASSETS – 100.0%		$348,645

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $23,509 or 6.6% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$222,430	$—	$—
Preferred Stocks	8,990	2,053	—
Asset-Backed Securities	—	1,881	—
Corporate Debt Securities	—	87,773	—
Other Government Securities	—	1,472	—
Loans	—	—	1,100
United States Government Agency Obligations	—	4,746	—
United States Government Obligations	—	11,159	—
Short-Term Securities	—	5,656	—
Total	$231,420	$114,740	$1,100

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Benchmark Municipal Curve

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$314,583

Gross unrealized appreciation	41,070
Gross unrealized depreciation	(8,393)

Net unrealized appreciation	$32,677

SCHEDULE OF INVESTMENTS Bond Portfolio (in thousands)	MARCH 31, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Investment Banking & Brokerage – 0.5%
Morgan Stanley, 5.850%	100	$2,609

Total Financials – 0.5%		2,609

TOTAL PREFERRED STOCKS – 0.5%		$2,609
(Cost: $2,500)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust, 3.650%, 7–21–27	$6,000	5,615
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5–26–22	2,320	2,285
3.500%, 1–15–25	1,000	963
3.875%, 1–23–28	750	715
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12–15–27 (A)	928	921
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6–15–28	948	906
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1, 3.575%, 1–15–28	928	918
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1, 3.650%, 2–15–29	1,442	1,429
Norwegian Air Shuttle 2016-1, Class A, 4.875%, 5–10–28 (A)	2,453	2,417
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7–7–28	974	938

TOTAL ASSET-BACKED SECURITIES – 3.4%		$17,107
(Cost: $17,712)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Advertising – 0.2%
Omnicom Group, Inc., 3.600%, 4–15–26	$1,000	969

Automobile Manufacturers – 0.8%
BMW U.S. Capital LLC, 2.700%, 4–6–22 (A)	3,500	3,440
General Motors Co., 4.200%, 10–1–27	1,000	978

		4,418

Broadcasting – 0.2%
Discovery Communications LLC, 2.950%, 3–20–23	1,000	963

Cable & Satellite – 1.6%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 5.375%, 5–1–47	2,500	2,414
Comcast Corp. (GTD by Comcast Cable Communications and NBC Universal), 3.900%, 3–1–38	500	485
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.000%, 2–1–24	3,000	2,921
2.350%, 1–15–27	500	449
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.950%, 1–15–25	815	815
Time Warner, Inc. (GTD by Historic TW, Inc.), 2.950%, 7–15–26	1,500	1,373

		8,457

Education Services – 0.2%
President and Fellows of Harvard College, 3.150%, 7–15–46	500	461
University of Southern California, 3.028%, 10–1–39	500	456

		917

Footwear – 0.8%
NIKE, Inc.:
2.375%, 11–1–26	1,000	921
3.875%, 11–1–45	3,500	3,488

		4,409

Hotels, Resorts & Cruise Lines – 1.3%
Marriott International, Inc., Series R, 3.125%, 6–15–26	1,000	947
Royal Caribbean Cruises Ltd., 3.700%, 3–15–28	3,500	3,353
Wyndham Worldwide Corp.:
4.150%, 4–1–24	2,000	1,994
4.500%, 4–1–27	500	496

		6,790

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc., 4.800%, 12–5–34	370	409

Movies & Entertainment – 0.2%
Walt Disney Co. (The), 4.125%, 6–1–44	1,000	1,052

Publishing – 0.1%
Thomson Reuters Corp., 3.350%, 5–15–26	500	479

Total Consumer Discretionary – 5.5%		28,863
Consumer Staples

Brewers – 1.2%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 3.650%, 2–1–26	665	660
Heineken N.V., 3.500%, 1–29–28 (A)	2,000	1,941
Molson Coors Brewing Co.:
2.250%, 3–15–20	1,000	986
3.000%, 7–15–26	2,500	2,309
4.200%, 7–15–46	500	472

		6,368

Distillers & Vintners – 1.5%
Constellation Brands, Inc.:
2.700%, 5–9–22	3,000	2,910
2.650%, 11–7–22	4,000	3,864
4.500%, 5–9–47	1,000	990

		7,764

Drug Retail – 0.2%
CVS Health Corp.:
2.800%, 7–20–20	75	75
4.100%, 3–25–25	1,000	1,006

		1,081

Food Distributors – 1.6%
McCormick & Co., Inc., 3.150%, 8–15–24	2,705	2,624
Sysco Corp.:
3.550%, 3–15–25	1,500	1,494
3.300%, 7–15–26	1,000	965
3.250%, 7–15–27	2,500	2,389
4.450%, 3–15–48	1,000	994

		8,466

Food Retail – 0.4%
Kroger Co. (The), 6.800%, 12–15–18	2,245	2,308

Household Products – 1.3%
Clorox Co. (The), 3.100%, 10–1–27	4,000	3,875
Colgate-Palmolive Co., 3.700%, 8–1–47	1,000	954
Procter & Gamble Co. (The), 2.700%, 2–2–26	2,000	1,912

		6,741

Packaged Foods & Meats – 2.1%
Kraft Heinz Foods Co., 4.375%, 6–1–46	1,000	911
Mead Johnson Nutrition Co., 4.125%, 11–15–25	1,000	1,026
Smithfield Foods, Inc.:
2.650%, 10–3–21 (A)	5,250	5,025
3.350%, 2–1–22 (A)	3,000	2,937
4.250%, 2–1–27 (A)	1,000	989

		10,888

Personal Products – 0.7%
Kimberly-Clark Corp.:
2.750%, 2–15–26	1,000	955
3.200%, 7–30–46	3,500	3,063

		4,018

Soft Drinks – 0.9%
Coca-Cola Co. (The):
1.550%, 9–1–21	1,500	1,439
2.875%, 10–27–25	500	486
2.250%, 9–1–26	1,000	921

PepsiCo, Inc.:
1.700%, 10–6–21	1,000	960
2.850%, 2–24–26	1,000	959

		4,765

Total Consumer Staples – 9.9%		52,399
Energy

Oil & Gas Equipment & Services – 0.9%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.:
2.773%, 12–15–22	3,000	2,937
3.337%, 12–15–27	2,000	1,911

		4,848

Oil & Gas Exploration & Production – 1.3%
ConocoPhillips Co. (GTD by ConocoPhillips), 4.150%, 11–15–34	850	867
EQT Corp.:
8.125%, 6–1–19	1,575	1,668
3.000%, 10–1–22	4,250	4,128

		6,663

Oil & Gas Refining & Marketing – 0.8%
Andeavor:
3.800%, 4–1–28	1,000	953
4.500%, 4–1–48	250	233
Andeavor Logistics L.P. and Tesoro Logistics Finance Corp., 3.500%, 12–1–22	1,000	982
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 2.606%, 2–26–21 (B)	2,000	2,003

		4,171

Oil & Gas Storage & Transportation – 4.2%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7–15–27	2,000	1,943
Buckeye Partners L.P., 3.950%, 12–1–26	950	896
Colonial Pipeline Co., 4.250%, 4–15–48 (A)	1,000	994
Colorado Interstate Gas Co., 4.150%, 8–15–26 (A)	1,000	978
Enbridge, Inc., 2.900%, 7–15–22	2,000	1,940
Energy Transfer Partners L.P., 4.200%, 4–15–27	2,000	1,929
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11–1–24	1,031	982
4.500%, 12–15–26	3,500	3,470
Sabine Pass Liquefaction LLC, 4.200%, 3–15–28	1,500	1,476
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10–1–27	2,000	1,893
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4–1–21	500	511
Tennessee Gas Pipeline Co., 7.000%, 3–15–27	2,000	2,350
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3–15–48 (A)	1,000	966
Williams Partners L.P.:
3.750%, 6–15–27	500	478
4.850%, 3–1–48	1,500	1,482

		22,288

Total Energy – 7.2%		37,970
Financials

Asset Management & Custody Banks – 0.9%
Ares Capital Corp.:
3.875%, 1–15–20	280	283
4.250%, 3–1–25	2,000	1,942
Legg Mason, Inc., 4.750%, 3–15–26	1,500	1,567
State Street Corp., 2.650%, 5–19–26	1,000	935

		4,727

Consumer Finance – 2.8%
American Express Credit Corp.:
1.875%, 11–5–18	1,000	996
2.200%, 3–3–20	2,000	1,972
Capital One Financial Corp.:
4.200%, 10–29–25	1,500	1,485
3.750%, 7–28–26	1,000	952
Discover Financial Services, 3.950%, 11–6–24	1,500	1,483
Ford Motor Credit Co. LLC, 3.810%, 1–9–24	4,000	3,920
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7–6–21	500	496
3.700%, 5–9–23	2,500	2,481
3.850%, 1–5–28	1,000	950

		14,735

Diversified Banks – 10.7%
ABN AMRO Bank N.V., 2.100%, 1–18–19 (A)	3,000	2,985
Australia and New Zealand Banking Group Ltd., 2.125%, 8–19–20	1,000	980
Banco Santander S.A., 3.500%, 4–11–22	1,250	1,244
Bank of America Corp.:
2.503%, 10–21–22	4,000	3,842
5.875%, 9–15–66	1,000	1,006
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps), 2.548%, 2–5–26 (B)	4,000	3,919
Bank of Montreal, 2.100%, 12–12–19	500	493
Bank of New York Mellon Corp. (The), 2.200%, 8–16–23	3,000	2,819
Barclays plc:
3.684%, 1–10–23	4,400	4,361
4.836%, 5–9–28	500	491
BB&T Corp.:
2.050%, 5–10–21	1,000	968
2.750%, 4–1–22	2,000	1,963
Commonwealth Bank of Australia, 2.000%, 9–6–21 (A)	1,500	1,442
Fifth Third Bank N.A., 2.250%, 6–14–21	500	486
Huntington Bancshares, Inc., 2.300%, 1–14–22	500	479
Lloyds Banking Group plc, 3.000%, 1–11–22	2,000	1,968
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2–22–22	500	493
Mizuho Financial Group, Inc., 2.953%, 2–28–22	3,000	2,948
Santander Holdings USA, Inc., 3.400%, 1–18–23	7,500	7,329
Sumitomo Mitsui Financial Group, Inc., 2.058%, 7–14–21	1,000	965
Swedbank AB, 2.800%, 3–14–22 (A)	3,000	2,958
U.S. Bancorp:
3.100%, 4–27–26	2,500	2,385
3.150%, 4–27–27	1,500	1,441
Wells Fargo & Co.:
2.100%, 7–26–21	1,000	965
3.069%, 1–24–23	1,500	1,475
3.000%, 10–23–26	1,000	936
4.750%, 12–7–46	500	511
Westpac Banking Corp.:
2.150%, 3–6–20	2,500	2,462
2.000%, 8–19–21	1,000	963
4.322%, 11–23–31	1,000	992

		56,269

Diversified Capital Markets – 0.9%
Credit Suisse Group AG, 3.574%, 1–9–23 (A)	2,000	1,987
Deutsche Bank AG, 3.950%, 2–27–23	1,000	997
Deutsche Bank AG (3-Month U.S. LIBOR plus 123 bps), 3.186%, 2–27–23 (C)	2,000	1,991

		4,975

Insurance Brokers – 0.4%
Marsh & McLennan Cos., Inc., 2.750%, 1–30–22	2,000	1,968

Investment Banking & Brokerage – 4.0%
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12–10–20	1,500	1,491
Daiwa Securities Group, Inc., 3.129%, 4–19–22 (A)	1,000	987
Goldman Sachs Group, Inc. (The):
3.000%, 4–26–22	1,000	982
2.905%, 7–24–23	1,000	972
3.272%, 9–29–25	2,500	2,405
4.250%, 10–21–25	500	502
3.750%, 2–25–26	1,000	982
3.500%, 11–16–26	2,000	1,926
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 175 bps), 3.510%, 10–28–27 (B)	2,000	2,094
Morgan Stanley:
3.875%, 1–27–26	1,000	999
3.125%, 7–27–26	2,000	1,891
3.591%, 7–22–28	4,500	4,350
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 3.141%, 10–24–23 (B)	1,500	1,534

		21,115

Life & Health Insurance – 4.0%
Athene Holding Ltd., 4.125%, 1–12–28	3,000	2,877
Brighthouse Financial, Inc., 3.700%, 6–22–27 (A)	3,750	3,477
MetLife Global Funding I, 1.950%, 9–15–21 (A)	2,000	1,920
New York Life Global Funding, 2.900%, 1–17–24 (A)	5,500	5,411
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9–30–47 (A)	3,000	2,822
Principal Life Global Funding II, 3.000%, 4–18–26 (A)	1,000	954
Protective Life Global Funding, 2.262%, 4–8–20 (A)	2,500	2,458
Sumitomo Life Insurance Co., 4.000%, 9–14–77 (A)	1,000	943

		20,862

Other Diversified Financial Services – 4.5%
Citigroup, Inc.:
2.700%, 3–30–21	3,000	2,957
2.700%, 10–27–22	2,000	1,934
4.450%, 9–29–27	3,000	3,033
4.125%, 7–25–28	3,000	2,963

JPMorgan Chase & Co.:
2.295%, 8–15–21	3,000	2,916
2.700%, 5–18–23	3,000	2,893
3.625%, 12–1–27	1,500	1,437
4.950%, 6–1–45	1,000	1,080
TIAA Asset Management Finance Co. LLC, 4.125%, 11–1–24 (A)	2,000	2,035
USAA Capital Corp., 2.450%, 8–1–20 (A)	2,360	2,334

		23,582

Property & Casualty Insurance – 0.9%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.) (3-Month ICE LIBOR plus 32 bps), 2.028%, 1–10–20 (B)	3,500	3,507
Berkshire Hathaway, Inc., 3.125%, 3–15–26	1,500	1,461

		4,968

Regional Banks – 0.7%
PNC Bank N.A.:
1.700%, 12–7–18	500	497
2.450%, 11–5–20	264	260
3.300%, 10–30–24	1,000	991
Sumitomo Mitsui Trust Bank Ltd., 2.050%, 3–6–19 (A)	2,000	1,985

		3,733

Specialized Finance – 0.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	500	513
5.450%, 6–15–23 (A)	500	530
8.100%, 7–15–36 (A)	500	607

		1,650

Total Financials – 30.1%		158,584
Health Care

Biotechnology – 0.3%
Amgen, Inc., 2.200%, 5–11–20	1,500	1,478

Health Care Distributors – 1.1%
AmerisourceBergen Corp., 3.450%, 12–15–27	6,000	5,705

Health Care Equipment – 0.6%
Becton Dickinson & Co. (3-Month U.S. LIBOR plus 87.5 bps), 2.881%, 12–29–20 (B)	3,000	3,003

Health Care Services – 1.0%
Cardinal Health, Inc.:
3.079%, 6–15–24	2,500	2,384
4.368%, 6–15–47	1,500	1,412
Quest Diagnostics, Inc., 3.450%, 6–1–26	1,500	1,454

		5,250

Health Care Supplies – 0.7%
Abbott Laboratories, 3.400%, 11–30–23	1,000	992
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc), 4.375%, 3–15–35	1,752	1,857
Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9–23–21	1,000	965

		3,814

Managed Health Care – 0.9%
Humana, Inc., 2.900%, 12–15–22	5,000	4,887

Pharmaceuticals – 0.4%
AbbVie, Inc., 4.500%, 5–14–35	1,400	1,432
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc), 3.500%, 3–15–21	1,000	1,000

		2,432

Total Health Care – 5.0%		26,569
Industrials

Aerospace & Defense – 2.0%
BAE Systems Holdings, Inc.:
3.850%, 12–15–25 (A)	1,500	1,511
4.750%, 10–7–44 (A)	1,000	1,074
Boeing Co. (The), 1.650%, 10–30–20	500	487
General Dynamics Corp., 1.875%, 8–15–23	3,000	2,800
Huntington Ingalls Industries, Inc., 3.483%, 12–1–27 (A)	1,000	961
Northrop Grumman Corp., 3.250%, 1–15–28	2,250	2,146
Rockwell Collins, Inc., 2.800%, 3–15–22	1,500	1,462

		10,441

Agricultural & Farm Machinery – 0.2%
CNH Industrial N.V., 3.850%, 11–15–27	1,000	970

Air Freight & Logistics – 1.3%
FedEx Corp.:
3.250%, 4–1–26	1,000	971
3.300%, 3–15–27	4,000	3,878
4.400%, 1–15–47	2,000	1,971

		6,820

Airlines – 2.2%
Aviation Capital Group Corp., 2.875%, 1–20–22 (A)	3,000	2,937
Aviation Capital Group LLC, 3.500%, 11–1–27 (A)	3,000	2,813
Delta Air Lines, Inc., 2.600%, 12–4–20	5,000	4,905
Sydney Airport Finance, 3.625%, 4–28–26 (A)	1,000	974

		11,629

Building Products – 0.4%
Owens Corning, 4.400%, 1–30–48	500	461
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 12–15–21	1,875	1,905

		2,366

Electrical Components & Equipment – 0.6%
Arrow Electronics, Inc., 3.250%, 9–8–24	2,500	2,382
Hubbell, Inc., 3.500%, 2–15–28	1,000	979

		3,361

Environmental & Facilities Services – 0.4%
Republic Services, Inc., 3.800%, 5–15–18	1,000	1,001
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.400%, 5–15–23	1,000	954

		1,955

Industrial Conglomerates – 0.5%
3M Co., 2.875%, 10–15–27	2,000	1,932
Honeywell International, Inc., 1.850%, 11–1–21	1,000	963

		2,895

Industrial Machinery – 0.6%
Parker Hannifin Corp., 3.250%, 3–1–27	3,000	2,931

Railroads – 0.2%
Burlington Northern Santa Fe LLC, 3.400%, 9–1–24	1,000	1,003

Total Industrials – 8.4%		44,371
Information Technology

Communications Equipment – 0.1%
L-3 Communications Corp., 3.850%, 12–15–26	500	494

Data Processing & Outsourced Services – 0.7%
Visa, Inc.:
2.800%, 12–14–22	3,000	2,961
3.150%, 12–14–25	1,000	980

		3,941

Electronic Components – 1.1%
Amphenol Corp., 3.200%, 4–1–24	2,500	2,432
Maxim Integrated Products, Inc., 3.450%, 6–15–27	3,500	3,381

		5,813

Electronic Manufacturing Services – 0.2%
Jabil, Inc., 3.950%, 1–12–28	1,000	968

Home Entertainment Software – 0.2%
Activision Blizzard, Inc., 2.300%, 9–15–21	1,000	966

Internet Software & Services – 0.8%
Alphabet, Inc., 3.375%, 2–25–24	2,950	3,005
Tencent Holdings Ltd., 3.595%, 1–19–28 (A)	1,000	957

		3,962

IT Consulting & Other Services – 0.3%
Keysight Technologies, Inc., 4.600%, 4–6–27	1,500	1,544

Semiconductors – 1.5%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 3.125%, 1–15–25	5,000	4,724
Intel Corp.:
3.100%, 7–29–22	1,000	1,004
2.875%, 5–11–24	2,000	1,954

		7,682

Systems Software – 1.2%
CA, Inc., 5.375%, 12–1–19	1,080	1,118
Microsoft Corp.:
2.650%, 11–3–22	2,000	1,974
2.000%, 8–8–23	500	474
2.875%, 2–6–24	3,000	2,945

		6,511

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc., 2.400%, 5–3–23	4,000	3,868

Total Information Technology – 6.8%		35,749
Materials

Construction Materials – 0.8%
Martin Marietta Materials, Inc., 3.500%, 12–15–27	4,500	4,285

Diversified Metals & Mining – 0.5%
Anglo American Capital plc:
3.750%, 4–10–22 (A)	1,000	997
3.625%, 9–11–24 (A)	1,000	963
4.500%, 3–15–28 (A)	750	748

		2,708

Fertilizers & Agricultural Chemicals – 0.5%
Mosaic Co. (The), 3.250%, 11–15–22	2,500	2,447

Metal & Glass Containers – 0.1%
Ball Corp., 4.875%, 3–15–26	500	501

Paper Packaging – 1.1%
Packaging Corp. of America, 3.400%, 12–15–27	1,000	956
WestRock Co.:
3.000%, 9–15–24 (A)	4,000	3,823
3.750%, 3–15–25 (A)	1,000	997

		5,776

Specialty Chemicals – 0.3%
Methanex Corp., 5.250%, 3–1–22	1,404	1,452

Total Materials – 3.3%		17,169
Real Estate

Health Care REITs – 0.5%
Health Care REIT, Inc., 4.000%, 6–1–25	1,300	1,298
Senior Housing Properties Trust, 4.750%, 2–15–28	1,500	1,469

		2,767

Hotel & Resort REITs – 0.6%
Hospitality Properties Trust, 3.950%, 1–15–28	3,700	3,467

Industrial REITs – 0.7%
Air Lease Corp., 3.250%, 3–1–25	3,000	2,861
Aircastle Ltd., 5.500%, 2–15–22	598	623

		3,484

Specialized REITs – 2.2%
American Tower Corp.:
3.000%, 6–15–23	2,500	2,414
4.400%, 2–15–26	1,000	1,010
3.125%, 1–15–27	2,500	2,289
American Tower Trust I, 3.652%, 3–23–28 (A)	1,000	1,000
Crown Castle International Corp.:
2.250%, 9–1–21	500	482
5.250%, 1–15–23	1,027	1,091
3.200%, 9–1–24	1,250	1,198
4.000%, 3–1–27	2,000	1,965

		11,449

Total Real Estate – 4.0%		21,167
Telecommunication Services

Integrated Telecommunication Services – 1.0%
AT&T, Inc.:
3.900%, 8–14–27	1,500	1,509
4.900%, 8–14–37	250	252
5.650%, 2–15–47	1,000	1,082
Sprint Spectrum Co. LLC, Sprint Spectrum Co. III LLC, and Sprint Spectrum Co. III LLC, 4.738%, 3–20–25 (A)	500	502
Verizon Communications, Inc.:
2.625%, 8–15–26	500	456
4.500%, 8–10–33	1,000	1,012
4.812%, 3–15–39	559	571

		5,384

Wireless Telecommunication Service – 0.4%
Crown Castle Towers LLC, 3.663%, 5–15–25 (A)	1,000	993
Sprint Spectrum L.P., 3.360%, 9–20–21 (A)	875	870

		1,863

Total Telecommunication Services – 1.4%		7,247
Utilities

Electric Utilities – 1.4%
Commonwealth Edison Co., 3.650%, 6–15–46	500	471
Edison International:
2.125%, 4–15–20	1,000	981
2.950%, 3–15–23	2,000	1,944
4.125%, 3–15–28	1,000	1,006
Kansas City Power & Light Co., 4.200%, 3–15–48	1,000	1,028
MidAmerican Energy Co., 3.950%, 8–1–47	1,000	1,012
Sierra Pacific Power Co., 2.600%, 5–1–26	1,000	932

		7,374

Multi–Utilities – 3.2%
Berkshire Hathaway Energy Co., 2.800%, 1–15–23 (A)	1,500	1,469
Dominion Resources, Inc., 2.750%, 1–15–22	3,000	2,922
Duke Energy Carolinas LLC, 3.750%, 6–1–45	2,000	1,932
Duke Energy Indiana LLC, 3.750%, 5–15–46	1,000	960
EDP Finance B.V., 3.625%, 7–15–24 (A)	1,500	1,476
Pacific Gas and Electric Co.:
3.300%, 12–1–27 (A)	5,000	4,728
3.950%, 12–1–47 (A)	4,000	3,697

		17,184

Water Utilities – 0.4%
California Water Service Co., 5.875%, 5–1–19	2,000	2,066

Total Utilities – 5.0%		26,624

TOTAL CORPORATE DEBT SECURITIES – 86.6%		$456,712
(Cost: $466,644)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index), 3.494%, 3–25–35 (B)	1,125	428
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index), 3.674%, 2–25–34 (B)	19	2
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC (Mortgage spread to 7-year U.S. Treasury index), 3.551%, 3–25–34 (B)	142	4

		434

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$434
(Cost: $1,282)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.5%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A, 4.285%, 12–15–18	$2,500	2,535

New York – 0.8%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (A)	3,205	4,312

Ohio – 0.4%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12–1–46	2,000	2,012

Pennsylvania – 0.1%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds), 4.750%, 7–15–22	750	787

TOTAL MUNICIPAL BONDS – TAXABLE – 1.8%		$9,646
(Cost: $8,501)

OTHER GOVERNMENT SECURITIES (D)

Canada – 0.6%
Province de Quebec, 7.140%, 2–27–26	$2,500	3,076

Mexico – 0.2%
United Mexican States, 3.750%, 1–11–28	1,000	967

Spain – 0.8%
Telefonica Emisiones S.A.U.:
4.103%, 3–8–27	3,000	2,995
4.665%, 3–6–38	1,500	1,515

		4,510

TOTAL OTHER GOVERNMENT SECURITIES – 1.6%		$8,553
(Cost: $8,239)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
Tennessee Valley Authority, 2.875%, 2–1–27	1,000	991

Mortgage-Backed Obligations – 1.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.342%, 12–25–44 (A)(B)	5,000	5,161
4.256%, 1–25–45 (A)(B)	3,000	3,088
Government National Mortgage Association Agency REMIC/CMO, 0.011%, 6–17–45 (E)	21	—	*

		8,249

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.8%		$9,240
(Cost: $9,371)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.7%
U.S. Treasury Bonds, 2.750%, 11–15–47	1,000	954
U.S. Treasury Notes:
2.000%, 10–31–22	5,000	4,881
2.000%, 11–30–22	3,000	2,928

		8,763

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.7%		$8,763
(Cost: $8,974)

SHORT-TERM SECURITIES
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (C)	508	508

United States Government Agency Obligations – 1.6%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.810%, 4–7–18 (C)	6,000	6,000
1.820%, 4–7–18 (C)	2,652	2,652

		8,652

TOTAL SHORT-TERM SECURITIES – 1.7%		$9,160
(Cost: $9,160)

TOTAL INVESTMENT SECURITIES – 99.2%		$522,224
(Cost: $532,383)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		4,422

NET ASSETS – 100.0%		$526,646

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $103,007 or 19.9% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$2,609	$—	$—
Asset-Backed Securities	—	17,107	—
Corporate Debt Securities	—	456,712	—
Mortgage-Backed Securities	—	434	—
Municipal Bonds	—	9,646	—
Other Government Securities	—	8,553	—
United States Government Agency Obligations	—	9,240	—
United States Government Obligations	—	8,763	—
Short-Term Securities	—	9,160	—
Total	$2,609	$519,615	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = IntercontinentalExchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$532,383

Gross unrealized appreciation	3,389
Gross unrealized depreciation	(13,549)

Net unrealized depreciation	$(10,159)

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.0%
Magna International, Inc.	153	$8,599

General Merchandise Stores – 1.0%
Dollar Tree, Inc. (A)	47	4,479

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	47	8,359

Internet & Direct Marketing Retail – 2.2%
Amazon.com, Inc. (A)	6	9,263

Leisure Facilities – 1.2%
Vail Resorts, Inc.	24	5,343

Total Consumer Discretionary – 8.3%		36,043
Consumer Staples

Hypermarkets & Super Centers – 2.1%
Costco Wholesale Corp.	47	8,935

Soft Drinks – 2.0%
Monster Beverage Corp. (A)	154	8,822

Tobacco – 2.0%
Philip Morris International, Inc.	88	8,764

Total Consumer Staples – 6.1%		26,521
Energy

Oil & Gas Exploration & Production – 6.1%
Cimarex Energy Co.	45	4,192
ConocoPhillips	141	8,366
EOG Resources, Inc.	83	8,748
Pioneer Natural Resources Co.	30	5,222

		26,528

Total Energy – 6.1%		26,528
Financials

Asset Management & Custody Banks – 2.6%
Blackstone Group L.P. (The)	355	11,330

Diversified Banks – 2.6%
Bank of America Corp.	374	11,207

Financial Exchanges & Data – 2.6%
CME Group, Inc.	70	11,289

Investment Banking & Brokerage – 5.0%
Charles Schwab Corp. (The)	143	7,452
Morgan Stanley	263	14,191

		21,643

Other Diversified Financial Services – 5.2%
Citigroup, Inc.	132	8,924
JPMorgan Chase & Co.	121	13,317

		22,241

Total Financials – 18.0%		77,710
Health Care

Health Care Equipment – 0.7%
Intuitive Surgical, Inc. (A)	8	3,220

Managed Health Care – 3.8%
Cigna Corp.	21	3,439
UnitedHealth Group, Inc.	60	12,904

		16,343

Pharmaceuticals – 3.3%
Eli Lilly and Co.	80	6,205
Zoetis, Inc.	96	8,008

		14,213

Total Health Care – 7.8%		33,776
Industrials

Aerospace & Defense – 8.0%
Airbus SE (B)	105	12,120
Lockheed Martin Corp.	23	7,603
Northrop Grumman Corp.	13	4,434
United Technologies Corp.	84	10,582

		34,739

Construction Machinery & Heavy Trucks – 1.0%
WABCO Holdings, Inc. (A)	32	4,270

Railroads – 1.5%
Norfolk Southern Corp.	49	6,599

Trucking – 2.4%
J.B. Hunt Transport Services, Inc.	86	10,122

Total Industrials – 12.9%		55,730
Information Technology

Application Software – 2.7%
Adobe Systems, Inc. (A)	54	11,755

Data Processing & Outsourced Services – 7.1%
MasterCard, Inc., Class A	48	8,466
PayPal, Inc. (A)	175	13,308
Visa, Inc., Class A	76	9,043

		30,817

Electronic Manufacturing Services – 2.1%
TE Connectivity Ltd.	91	9,041

Home Entertainment Software – 2.8%
Electronic Arts, Inc. (A)	65	7,820
Take-Two Interactive Software, Inc. (A)	43	4,173

		11,993

Internet Software & Services – 3.9%
Alphabet, Inc., Class A (A)	12	12,446
Facebook, Inc., Class A (A)	29	4,651

		17,097

Semiconductor Equipment – 4.3%
Applied Materials, Inc.	176	9,809
ASML Holding N.V., NY Registry Shares	44	8,717

		18,526

Semiconductors – 4.3%
Analog Devices, Inc.	89	8,129
Broadcom Corp., Class A	45	10,651

		18,780

Systems Software – 5.2%
Microsoft Corp.	245	22,325

Technology Hardware, Storage & Peripherals – 3.2%
Apple, Inc.	83	13,842

Total Information Technology – 35.6%		154,176
Materials

Commodity Chemicals – 2.2%
LyondellBasell Industries N.V., Class A	89	9,427

Diversified Chemicals – 2.0%
Dow Chemical Co. (The)	135	8,588

Total Materials – 4.2%		18,015

TOTAL COMMON STOCKS – 99.0%		$428,499
(Cost: $352,418)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 0.7%
Wisconsin Electric Power Co., 1.990%, 4–2–18	3,187	3,186

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (D)	2,298	2,298

TOTAL SHORT-TERM SECURITIES – 1.2%		$5,484
(Cost: $5,485)

TOTAL INVESTMENT SECURITIES – 100.2%		$433,983
(Cost: $357,903)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(817)

NET ASSETS – 100.0%		$433,166

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at March 31, 2018.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at March 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	8,830	U.S. Dollar	10,953	7-5-18	Citibank N.A.	$10	$—
Euro	1,570	U.S. Dollar	1,947	7-5-18	Deutsche Bank AG	1	—
						$11	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$36,043	$—	$—
Consumer Staples	26,521	—	—
Energy	26,528	—	—
Financials	77,710	—	—
Health Care	33,776	—	—
Industrials	43,610	12,120	—
Information Technology	154,176	—	—
Materials	18,015	—	—
Total Common Stocks	$416,379	$12,120	$—
Short-Term Securities	—	5,484	—
Total	$416,379	$17,604	$—
Forward Foreign Currency Contracts	$—	$11	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$357,903

Gross unrealized appreciation	80,341
Gross unrealized depreciation	(4,261)

Net unrealized appreciation	$76,080

SCHEDULE OF INVESTMENTS Energy (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.0%
Chevron Corp.	19	$2,195
Royal Dutch Shell plc, Class A (A)	71	2,250
Suncor Energy, Inc.	54	1,876

		6,321

Oil & Gas Drilling – 4.4%
Patterson-UTI Energy, Inc.	244	4,272
Transocean, Inc. (B)	270	2,671

		6,943

Oil & Gas Equipment & Services – 29.1%
C&J Energy Services, Inc. (B)	124	3,209
Cactus, Inc., Class A (B)	99	2,676
Core Laboratories N.V.	37	4,020
Forum Energy Technologies, Inc. (B)	275	3,026
FTS International, Inc. (B)	67	1,241
Halliburton Co.	165	7,724
Hi-Crush Partners L.P.	198	2,103
Liberty Oilfield Services, Inc., Class A (B)	60	1,012
ProPetro Holding Corp. (B)	49	779
RPC, Inc.	260	4,692
Schlumberger Ltd.	101	6,562
Solaris Oilfield Infrastructure, Inc., Class A (B)	118	1,954
Superior Energy Services, Inc. (B)	374	3,149
U.S. Silica Holdings, Inc.	141	3,600

		45,747

Oil & Gas Exploration & Production – 50.1%
Anadarko Petroleum Corp.	77	4,621
Centennial Resource Development, Inc., Class A (B)	132	2,426
Cimarex Energy Co.	31	2,866
Concho Resources, Inc. (B)	38	5,780
Continental Resources, Inc. (B)	154	9,055
Devon Energy Corp.	93	2,947
Diamondback Energy, Inc. (B)	48	6,067
EOG Resources, Inc.	67	7,027
Marathon Oil Corp.	220	3,555
Newfield Exploration Co. (B)	122	2,986
Oasis Petroleum LLC (B)	444	3,600
Parsley Energy, Inc., Class A (B)	225	6,522
Pioneer Natural Resources Co.	35	6,029
RSP Permian, Inc. (B)	125	5,865
Whiting Petroleum Corp. (B)	120	4,054
WPX Energy, Inc. (B)	349	5,156

		78,556

Oil & Gas Refining & Marketing – 4.9%
Marathon Petroleum Corp.	38	2,764
Phillips 66	33	3,140
Valero Energy Corp.	19	1,744

		7,648

Oil & Gas Storage & Transportation – 3.0%
Energy Transfer Partners L.P.	95	1,535
Enterprise Products Partners L.P.	96	2,343
MPLX L.P.	25	815

		4,693

Total Energy – 95.5%		149,908
Information Technology

Data Processing & Outsourced Services – 2.6%
Wright Express Corp. (B)	26	4,111

Total Information Technology – 2.6%		4,111

TOTAL COMMON STOCKS – 98.1%		$154,019
(Cost: $153,163)

SHORT-TERM SECURITIES	Principal
Master Note – 2.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.980%, 4–5–18 (C)	$3,388	3,388

TOTAL SHORT-TERM SECURITIES – 2.2%		$3,388
(Cost: $3,388)

TOTAL INVESTMENT SECURITIES – 100.3%		$157,407
(Cost: $156,551)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(518)

NET ASSETS – 100.0%		$156,889

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$147,658	$2,250	$—
Information Technology	4,111	—	—
Total Common Stocks	$151,769	$2,250	$—
Short-Term Securities	—	3,388	—
Total	$151,769	$5,638	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$156,551

Gross unrealized appreciation	19,763
Gross unrealized depreciation	(18,907)

Net unrealized appreciation	$856

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Netherlands

Energy – 0.7%
Royal Dutch Shell plc, Class A	5	$148

Total Netherlands – 0.7%		$148
Panama

Financials – 1.0%
Banco Latinoamericano de Comercio Exterior S.A.	8	218

Total Panama – 1.0%		$218
United Kingdom

Energy – 0.0%
Seadrill Partners LLC	4	10

Total United Kingdom – 0.0%		$10
United States

Utilities – 0.3%
PPL Corp.	3	74

Total United States – 0.3%		$74

TOTAL COMMON STOCKS – 2.0%		$450
(Cost: $518)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 0.5%
Pan American Energy LLC 7.875%, 5–7–21	$100	106

Total Argentina – 0.5%		$106
Austria

Consumer Staples – 0.9%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 6.250%, 2–5–23 (A)	200	190

Total Austria – 0.9%		$190
Brazil

Consumer Staples – 0.9%
Cosan Ltd. 5.950%, 9–20–24 (A)	200	203

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd. 5.850%, 12–12–16 (A)(B)	15	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A. 7.000%, 7–8–13 (B)	96	5

Materials – 1.2%
Fibria Overseas Finance Ltd. 4.000%, 1–14–25	150	145
Vale Overseas Ltd.:
4.625%, 9–15–20	50	52
6.250%, 8–10–26	50	56

		253

Total Brazil – 2.1%		$461
British Virgin Islands

Energy – 0.2%
QGOG Atlantic/Alaskan Rigs Ltd. 5.250%, 7–30–18 (A)	50	49

Total British Virgin Islands – 0.2%		$49
Canada

Financials – 0.7%
Bank of Montreal 1.800%, 7–31–18	100	100
Royal Bank of Canada 4.650%, 1–27–26	50	51

		151

Total Canada – 0.7%		$151
Cayman Islands

Industrials – 0.7%
Guanay Finance Ltd. 6.000%, 12–15–20 (A)	147	149

Materials – 1.9%
Braskem Finance Ltd. (GTD by Braskem S.A.) 5.750%, 4–15–21 (A)	200	209
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.) 4.375%, 5–15–23 (A)	200	204

		413

Telecommunication Services – 0.9%
Sable International Finance Ltd. 6.875%, 8–1–22 (A)	200	210

Total Cayman Islands – 3.5%		$772
Chile

Financials – 0.7%
Banco Santander Chile 2.500%, 12–15–20 (A)	150	147

Industrials – 0.9%
LATAM Airlines Group S.A. 7.250%, 6–9–20 (A)	200	211

Total Chile – 1.6%		$358
China

Information Technology – 0.9%
Tencent Holdings Ltd. 2.985%, 1–19–23 (A)	200	195

Total China – 0.9%		$195
Columbia

Financials – 0.9%
Banco de Bogota S.A. 5.375%, 2–19–23 (A)	200	207

Utilities – 1.0%
Emgesa S.A. E.S.P. 8.750%, 1–25–21 (C)	COP302,000	113
Empresas Publicas de Medellin E.S.P. 8.375%, 2–1–21 (C)	274,000	101

		214

Total Columbia – 1.9%		$421
France

Financials – 1.0%
BNP Paribas S.A. 7.625%, 12–29–49 (A)	$200	215

Total France – 1.0%		$215
India

Industrials – 0.9%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7–29–20 (A)	200	199

Materials – 0.9%
Vedanta Resources plc 6.375%, 7–30–22 (A)	200	204

Total India – 1.8%		$403
Ireland

Financials – 1.6%
MTS International Funding Ltd. 5.000%, 5–30–23 (A)	350	355

Total Ireland – 1.6%		$355
Japan

Financials – 0.4%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7–25-27	100	96

Total Japan – 0.4%		$96
Luxembourg

Consumer Staples – 0.8%
Minerva Luxembourg S.A. 5.875%, 1–19–28 (A)	200	183

Financials – 0.9%
OJSC Russian Agricultural Bank 5.100%, 7–25–18 (A)	200	201

Information Technology – 0.8%
Atento Luxco 1 S.A. 6.125%, 8–10–22 (A)	175	178

Total Luxembourg – 2.5%		$562
Mexico

Consumer Discretionary – 0.9%
Nemak S.A.B. de C.V. 4.750%, 1–23–25 (A)	200	199

Consumer Staples – 0.9%
Grupo Bimbo S.A.B. de C.V. 4.875%, 6–30–20 (A)	200	207

Financials – 1.6%
Banco Santander S.A. 4.125%, 11–9–22 (A)	150	150
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R. 7.250%, 9–27–23 (A)	200	204

		354

Materials – 0.6%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps) 5.972%, 12–29–49 (A)(D)	150	146

Total Mexico – 4.0%		$906
Netherlands

Consumer Discretionary – 0.9%
VTR Finance B.V. 6.875%, 1–15–24 (A)	200	208

Energy – 0.6%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
4.875%, 3–17–20	125	128
8.375%, 5–23–21	16	18

		146

Financials – 1.2%
Cooperatieve Rabobank U.A. 3.875%, 2–8–22	75	76
Sigma Finance, Inc. 4.875%, 3–27–28 (A)	200	200

		276

Utilities – 0.5%
Majapahit Holding B.V. 7.750%, 1–20–20 (A)	100	107

Total Netherlands – 3.2%		$737
Norway

Energy – 0.7%
Aker BP ASA 6.000%, 7–1–22 (A)	150	155

Total Norway – 0.7%		$155
Qatar

Energy – 0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9–30–20 (A)	81	83

Total Qatar – 0.4%		$83
Russia

Materials – 0.9%
Uralkali Finance Ltd. 3.723%, 4–30–18 (A)	200	200

Total Russia – 0.9%		$200
Singapore

Consumer Staples – 0.5%
Olam International Ltd. 7.500%, 8–12–20	100	105

Total Singapore – 0.5%		$105
South Korea

Financials – 1.1%
Woori Bank 2.625%, 7–20–21 (A)	250	243

Total South Korea – 1.1%		$243
Spain

Financials – 0.9%
Banco Bilbao Vizcaya Argentaria S.A. 9.000%, 5–29–49	200	201

Total Spain – 0.9%		$201
Switzerland

Financials – 1.1%
Credit Suisse Group AG 4.282%, 1–9–28 (A)	250	250

Total Switzerland – 1.1%		$250
United Arab Emirates

Financials – 1.5%
ICICI Bank Ltd. 3.500%, 3–18–20 (A)	325	325

Total United Arab Emirates – 1.5%		$325
United Kingdom

Consumer Staples – 0.9%
Imperial Tobacco Finance plc 3.750%, 7–21–22 (A)	200	201

Financials – 5.9%
ANZ New Zealand International Ltd. 3.450%, 1–21–28 (A)	200	194
Barclays plc 8.250%, 12–29–49	200	206
HSBC Holdings plc:
4.041%, 3–13–28	300	300
5.625%, 12–29–49	200	202
State Bank of India:
3.250%, 4–18–18 (A)	200	200
3.622%, 4–17–19 (A)	200	201

		1,303

Total United Kingdom – 6.8%		$1,504
United States

Consumer Staples – 3.4%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB) 2.650%, 2–1–21	500	496
Bunge Ltd. Finance Corp. 3.500%, 11–24–20	250	251

		747

Energy – 0.6%
Brand Energy & Infrastructure Services, Inc. 8.500%, 7–15–25 (A)	125	130

Financials – 4.7%
Bank of America Corp. 3.593%, 7–21–28	125	121
BBVA Bancomer S.A. 6.500%, 3–10–21 (A)	150	159
Citigroup, Inc.:
3.520%, 10–27–28	125	121
8.400%, 4–29–49	75	75
Diamond 1 Finance Corp. and Diamond 2 Finance Corp. 3.480%, 6–1–19 (A)	50	50
Goldman Sachs Group, Inc. (The) 3.814%, 4–23–29	100	98
JPMorgan Chase & Co. 3.540%, 5–1–28	118	115
TerraForm Global Operating LLC (GTD by Terra Form Global LLC) 6.125%, 3–1–26 (A)	50	50
Wells Fargo & Co. 4.300%, 7–22–27	125	126
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps) 5.895%, 3–29–49 (D)	125	127

		1,042

Health Care – 0.8%
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (A)	100	102
4.500%, 1–15–23 (A)	75	77

		179

Industrials – 1.6%
Azul Investments LLP 5.875%, 10–26–24 (A)	200	197
BAE Systems Holdings, Inc. 2.850%, 12–15–20 (A)	75	74
TransDigm, Inc. (GTD by TransDigm Group, Inc.) 6.000%, 7–15–22	82	84

		355

Information Technology – 0.4%
L-3 Communications Corp. 5.200%, 10–15–19	100	103

Materials – 0.7%
BakerCorp International, Inc. 8.250%, 6–1–19	50	48
Hillman Group, Inc. (The) 6.375%, 7–15–22 (A)	110	106

		154

Real Estate – 1.8%
Aircastle Ltd. 4.625%, 12–15–18	235	237
American Tower Corp. 3.400%, 2–15–19	170	171

		408

Telecommunication Services – 1.7%
T-Mobile USA, Inc. 6.000%, 3–1–23	230	239
Verizon Communications, Inc. 2.625%, 2–21–20	126	126

		365

Utilities – 1.1%
Sempra Energy 2.850%, 11–15–20	250	248

Total United States – 16.8%		$3,731

TOTAL CORPORATE DEBT SECURITIES – 57.5%		$12,774
(Cost: $12,963)

OTHER GOVERNMENT SECURITIES(E)
Argentina – 1.0%
Republic of Argentina 6.875%, 4–22–21	200	212

Brazil – 2.3%
Banco Nacional de Desenvolvimento Economico e Social 4.750%, 5–9–24 (A)	200	200
Federative Republic of Brazil 4.875%, 1–22–21	300	312

		512

Columbia – 1.2%
Republic of Colombia 4.375%, 7–12–21	250	259

Indonesia – 2.0%
Republic of Indonesia:
3.750%, 4–25–22 (A)	250	250
2.950%, 1–11–23	200	193

		443

Luxembourg – 1.0%
Rumo Luxembourg S.a.r.l. 7.375%, 2–9–24 (A)	200	214

Mexico – 1.1%
United Mexican States 3.625%, 3–15–22	250	254

Qatar – 0.9%
Qatar Government Bond 2.375%, 6–2–21 (A)	200	193

Russia – 0.9%
Russian Federation 3.500%, 1–16–19 (A)	200	201

Saudi Arabia – 1.1%
Saudi Arabia Government Bond 2.375%, 10–26–21 (A)	250	241

South Africa – 0.9%
Republic of South Africa 5.500%, 3–9–20	200	207

Turkey – 0.9%
Turkey Government Bond 5.125%, 3–25–22	200	204

United States – 0.5%
Republic of Argentina 5.625%, 1–26–22	100	101

TOTAL OTHER GOVERNMENT SECURITIES – 13.8%		$3,041
(Cost: $3,070)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 23.5%
U.S. Treasury Bonds 2.250%, 11–15–25	450	436
U.S. Treasury Notes:
1.250%, 10–31–21	200	192
1.750%, 11–30–21	300	292
1.875%, 10–31–22	100	97
1.375%, 6–30–23	850	799
1.625%, 10–31–23	800	759
2.125%, 9–30–24	650	629
1.500%, 8–15–26	550	499
2.000%, 11–15–26	800	754
2.375%, 5–15–27	775	751

		5,208

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 23.5%		$5,208
(Cost: $5,369)

SHORT-TERM SECURITIES
Master Note – 2.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.980%, 4–5–18(F)	434	434

TOTAL SHORT-TERM SECURITIES – 2.0%		$434
(Cost: $434)

TOTAL INVESTMENT SECURITIES – 98.8%		$21,907
(Cost: $22,354)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		270

NET ASSETS – 100.0%		$22,177

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $9,226 or 41.6% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$10	$148	$—
Financials	218	—	—
Utilities	74	—	—
Total Common Stocks	$302	$148	$—
Corporate Debt Securities	—	12,774	—
Other Government Securities	—	3,041	—
United States Government Obligations	—	5,208	—
Short-Term Securities	—	434	—
Total	$302	$21,605	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$22,354

Gross unrealized appreciation	211
Gross unrealized depreciation	(658)

Net unrealized depreciation	$(448)

SCHEDULE OF INVESTMENTS Global Equity Income Portfolio (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 0.9%
Omnicom Group, Inc.	63	$4,596

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	74	13,110

Restaurants – 1.1%
McDonalds Corp.	33	5,231

Total Consumer Discretionary – 4.6%		22,937
Consumer Staples

Hypermarkets & Super Centers – 2.1%
Wal-Mart Stores, Inc.	114	10,134

Packaged Foods & Meats – 2.7%
Nestle S.A., Registered Shares (A)	169	13,346

Personal Products – 2.6%
Unilever plc(A)	236	13,075

Tobacco – 1.8%
Philip Morris International, Inc.	92	9,106

Total Consumer Staples – 9.2%		45,661
Energy

Integrated Oil & Gas – 7.6%
Chevron Corp.	164	18,668
Suncor Energy, Inc.	564	19,478

		38,146

Total Energy – 7.6%		38,146
Financials

Diversified Banks – 3.1%
Wells Fargo & Co.	293	15,359

Life & Health Insurance – 2.0%
MetLife, Inc.	225	10,308

Multi-Line Insurance – 1.4%
American International Group, Inc.	131	7,140

Other Diversified Financial Services – 4.5%
JPMorgan Chase & Co.	203	22,276

Regional Banks – 3.2%
KeyCorp	810	15,842

Total Financials – 14.2%		70,925
Health Care

Health Care Equipment – 1.7%
Medtronic plc	106	8,481

Pharmaceuticals – 9.4%
AbbVie, Inc.	89	8,438
Johnson & Johnson	142	18,133
Pfizer, Inc.	568	20,167

		46,738

Total Health Care – 11.1%		55,219
Industrials

Aerospace & Defense – 8.1%
Lockheed Martin Corp.	60	20,428
United Technologies Corp.	160	20,156

		40,584

Building Products – 1.5%
Johnson Controls, Inc.	207	7,310

Construction Machinery & Heavy Trucks – 1.0%
PACCAR, Inc.	73	4,811

Electrical Components & Equipment – 5.0%
Eaton Corp.	186	14,867
Schneider Electric S.A. (A)	116	10,229

		25,096

Total Industrials – 15.6%		77,801

Information Technology

Communications Equipment – 2.7%
Harris Corp.	83	13,386

Data Processing & Outsourced Services – 1.8%
Paychex, Inc.	146	8,995

Semiconductors – 10.6%
Analog Devices, Inc.	85	7,741
Broadcom Corp., Class A	50	11,830
Cypress Semiconductor Corp.	302	5,124
Intel Corp.	399	20,775
QUALCOMM, Inc.	132	7,309

		52,779

Systems Software – 4.0%
Microsoft Corp.	223	20,358

Total Information Technology – 19.1%		95,518
Materials

Diversified Chemicals – 6.6%
Dow Chemical Co. (The)	257	16,381
Eastman Chemical Co.	157	16,602

		32,983

Industrial Gases – 1.2%
Air Products and Chemicals, Inc.	37	5,936

Paper Packaging – 1.6%
WestRock Co.	121	7,739

Total Materials – 9.4%		46,658
Real Estate

Industrial REITs – 1.6%
ProLogis, Inc.	128	8,047

Specialized REITs – 1.8%
Crown Castle International Corp.	48	5,261
Life Storage, Inc.	41	3,441

		8,702

Total Real Estate – 3.4%		16,749
Utilities

Electric Utilities – 2.2%
Exelon Corp.	279	10,886

Total Utilities – 2.2%		10,886

TOTAL COMMON STOCKS – 96.4%		$480,500
(Cost: $420,381)

SHORT-TERM SECURITIES	Principal
Master Note – 1.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (B)	$6,138	6,138

Municipal Obligations – 1.3%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps), 1.600%, 4–7–18 (B)	3,000	3,000
Volusia Cnty, FL, Hsng Fin Auth, Multi-Fam Hsng Rev Rfdg Bonds (Fisherman’s Landing Apt), Ser 2002 (GTD by FNMA) (BVAL plus 20 bps), 1.610%, 4–7–18 (B)	3,500	3,500

		6,500

United States Government Agency Obligations – 1.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.810%, 4–7–18 (B)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 3.5%		$17,638
(Cost: $17,638)

TOTAL INVESTMENT SECURITIES – 99.9%		$498,138
(Cost: $438,019)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		440

NET ASSETS – 100.0%		$498,578

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$22,937	$—	$—
Consumer Staples	19,240	26,421	—
Energy	38,146	—	—
Financials	70,925	—	—
Health Care	55,219	—	—
Industrials	67,572	10,229	—
Information Technology	95,518	—	—
Materials	46,658	—	—
Real Estate	16,749	—	—
Utilities	10,886	—	—
Total Common Stocks	$443,850	$36,650	$—
Short-Term Securities	—	17,638	—
Total	$443,850	$54,288	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Municipal Curve

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$438,019

Gross unrealized appreciation	71,656
Gross unrealized depreciation	(11,537)

Net unrealized appreciation	$60,119

SCHEDULE OF INVESTMENTS Global Growth (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 0.8%
Seven Generations Energy Ltd., Class A (A)	271	$3,368

Total Canada – 0.8%		$3,368
China

Consumer Discretionary – 1.1%
Gree Electric Appliances, Inc. of Zhuhai, A Shares	649	4,897

Financials – 4.6%
China Construction Bank Corp.	5,995	6,262
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,250	12,883

		19,145

Information Technology – 4.8%
Alibaba Group Holding Ltd. ADR (A)	69	12,606
Tencent Holdings Ltd.	139	7,435

		20,041

Total China – 10.5%		$44,083
France

Consumer Staples – 0.7%
Pernod Ricard S.A.	18	2,966

Energy – 1.7%
Total S.A. ADR	122	7,027

Industrials – 4.9%
Airbus SE	177	20,525

Total France – 7.3%		$30,518
Germany

Health Care – 1.6%
Fresenius SE & Co. KGaA	86	6,576

Total Germany – 1.6%		$6,576
Hong Kong

Consumer Discretionary – 1.5%
Galaxy Entertainment Group	676	6,205

Total Hong Kong – 1.5%		$6,205
India

Financials – 3.3%
HDFC Bank Ltd.	266	7,752
Housing Development Finance Corp. Ltd.	232	6,540

		14,292

Total India – 3.3%		$14,292
Italy

Consumer Discretionary – 2.0%
Ferrari N.V.	69	8,267

Total Italy – 2.0%		$8,267
Japan

Consumer Discretionary – 5.6%
Fuji Heavy Industries Ltd.	192	6,359
Isuzu Motors Ltd.	548	8,398
Start Today Co. Ltd.	336	8,740

		23,497

Industrials – 3.1%
Dakin Industries Ltd.	49	5,410
Recruit Holdings Co. Ltd.	301	7,541

		12,951

Total Japan – 8.7%		$36,448
Netherlands

Consumer Staples – 0.5%
Heineken N.V.	19	2,092

Industrials – 1.4%
Koninklijke Philips Electronics N.V., Ordinary Shares	158	6,039

Information Technology – 0.3%
ASML Holding N.V., NY Registry Shares	7	1,400

Total Netherlands – 2.2%		$9,531

Sweden

Financials – 1.2%
Swedbank AB	223	5,011

Total Sweden – 1.2%		$5,011
Switzerland

Industrials – 2.4%
Adecco S.A.	141	10,008

Total Switzerland – 2.4%		$10,008
United Kingdom

Consumer Staples – 1.1%
British American Tobacco plc	80	4,624

Financials – 2.7%
Prudential plc	456	11,406

Total United Kingdom – 3.8%		$16,030
United States

Consumer Discretionary – 9.2%
Amazon.com, Inc. (A)	11	15,262
Home Depot, Inc. (The)	63	11,163
Lowe’s Co., Inc.	55	4,823
Marriott International, Inc., Class A	56	7,672

		38,920

Consumer Staples – 1.0%
Kraft Foods Group, Inc.	65	4,053

Energy – 2.3%
Halliburton Co.	122	5,734
Schlumberger Ltd.	64	4,123

		9,857

Financials – 3.9%
CME Group, Inc.	67	10,913
Goldman Sachs Group, Inc. (The)	21	5,324

		16,237

Health Care – 8.8%
Alexion Pharmaceuticals, Inc. (A)	84	9,317
HCA Holdings, Inc.	90	8,702
Incyte Corp. (A)	22	1,871
Thermo Fisher Scientific, Inc.	40	8,225
UnitedHealth Group, Inc.	43	9,138

		37,253

Information Technology – 27.2%
Adobe Systems, Inc. (A)	60	12,896
Alphabet, Inc., Class C (A)	5	4,872
Arista Networks, Inc. (A)	19	4,950
Broadcom Corp., Class A	31	7,385
Cognizant Technology Solutions Corp., Class A	125	10,045
Facebook, Inc., Class A (A)	74	11,867
MasterCard, Inc., Class A	119	20,765
Microsoft Corp.	198	18,041
PayPal, Inc. (A)	113	8,538
Visa, Inc., Class A	128	15,313

		114,672

Total United States – 52.4%		$220,992

TOTAL COMMON STOCKS – 97.7%		$411,329
(Cost: $322,949)

TOTAL INVESTMENT SECURITIES – 97.7%		$411,329
(Cost: $322,949)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.3%		9,890

NET ASSETS – 100.0%		$421,219

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$38,920	$42,866	$—
Consumer Staples	7,019	6,716	—
Energy	20,252	—	—
Financials	16,237	49,854	—
Health Care	37,253	6,576	—
Industrials	—	49,523	—
Information Technology	128,678	7,435	—
Total Common Stocks	$248,359	$162,970	$—
Total	$248,359	$162,970	$—

During the period ended March 31, 2018, securities totaling $2,818 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$322,949

Gross unrealized appreciation	97,338
Gross unrealized depreciation	(8,958)

Net unrealized appreciation	$88,380

SCHEDULE OF INVESTMENTS Government Money Market (in thousands)	MARCH 31, 2018 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (A)	$1,530	$1,530

Total Master Note – 0.5%		1,530

TOTAL CORPORATE OBLIGATIONS – 0.5%		$1,530
(Cost: $1,530)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills – 16.9%
U.S. Treasury Bills:
1.197%, 4–5–18	10,000	9,999
1.120%, 4–12–18	3,000	2,999
1.180%, 4–19–18	10,000	9,994
1.340%, 4–26–18	15,000	14,985
1.270%, 5–10–18	9,000	8,987
1.620%, 5–31–18	2,000	1,995
1.610%, 7–26–18	3,500	3,482

		52,441

Treasury Notes – 11.3%
U.S. Treasury Notes (3-Month USTMMR plus 17 bps), 1.940%, 4–2–18 (A)	8,000	8,000
U.S. Treasury Notes (3-Month USTMMR plus 17.4 bps), 1.940%, 4–2–18 (A)	16,700	16,700
U.S. Treasury Notes (3-Month USTMMR plus 4.8 bps), 1.820%, 4–3–18 (A)	7,000	7,000
U.S. Treasury Notes (3-Month USTMMR plus 7 bps), 1.840%, 4–1–18 (A)	3,500	3,499

		35,199

United States Government Agency Obligations – 64.9%
Federal Home Loan Bank, 1.400%, 4–2–18	533	533
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.800%, 4–7–18 (A)	31,576	31,576
1.810%, 4–7–18 (A)	42,474	42,475
1.820%, 4–7–18 (A)	101,516	101,516
1.840%, 4–7–18 (A)	22,008	22,008
1.690%, 4–12–18 (A)	3,400	3,400

		201,508

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 93.1%		$289,148
(Cost: $289,148)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS
California – 1.2%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps), 1.680%, 4–7–18 (A)	2,400	2,400
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps), 1.580%, 4–7–18 (A)	1,480	1,480

		3,880

Florida – 0.2%
Volusia Cnty, FL, Hsng Fin Auth, Multi-Fam Hsng Rev Rfdg Bonds (Fisherman’s Landing Apt), Ser 2002 (GTD by FNMA) (BVAL plus 20 bps), 1.610%, 4–7–18 (A)	615	615

New York – 4.0%
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Markham Gardens Apt), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps), 1.560%, 4–7–18 (A)	2,800	2,800
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Spring Creek Apt I and II), Ser 2006A (GTD by FHLMC) (BVAL plus 14 bps), 1.560%, 4–7–18 (A)	9,600	9,600

		12,400

Rhode Island – 0.9%
RI Hsng and Mtg Fin Corp., Multi-Fam Mtg Rev Bonds (The Groves at Johnson Proj), Ser 2006 (GTD by FHLMC) (BVAL plus 14 bps), 1.640%, 4–7–18 (A)	2,700	2,700

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY BACKED MUNICIPAL OBLIGATIONS – 6.3%		$19,595
(Cost: $19,595)

TOTAL INVESTMENT SECURITIES – 99.9%		$310,273
(Cost: $310,273)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		412

NET ASSETS – 100.0%		$310,685

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$1,530	$—
United States Government and Government Agency Obligations	—	289,148	—
United States Government and Government Agency Backed Municipal Obligations	—	19,595	—
Total	$—	$310,273	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

USTMMR = U.S. Treasury 3-Month Bill Money Market Yield

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$310,273

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Growth (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automobile Manufacturers – 2.4%
Ferrari N.V.	175	$21,122

Cable & Satellite – 0.7%
Comcast Corp., Class A	188	6,438

Home Improvement Retail – 4.5%
Home Depot, Inc. (The)	226	40,282

Internet & Direct Marketing Retail – 5.2%
Amazon.com, Inc. (A)	27	39,228
Booking Holdings, Inc. (A)	3	6,657

		45,885

Total Consumer Discretionary – 12.8%		113,727
Consumer Staples

Hypermarkets & Super Centers – 0.1%
Wal-Mart Stores, Inc.	10	916

Soft Drinks – 1.1%
Monster Beverage Corp. (A)	176	10,075

Tobacco – 1.3%
Philip Morris International, Inc.	114	11,302

Total Consumer Staples – 2.5%		22,293
Energy

Oil & Gas Equipment & Services – 1.8%
Halliburton Co.	333	15,611

Total Energy – 1.8%		15,611
Financials

Financial Exchanges & Data – 6.5%
CME Group, Inc.	236	38,187
S&P Global, Inc.	101	19,364

		57,551

Investment Banking & Brokerage – 3.3%
Charles Schwab Corp. (The)	560	29,254

Other Diversified Financial Services – 1.1%
Citigroup, Inc.	143	9,639

Total Financials – 10.9%		96,444
Health Care

Biotechnology – 0.9%
Alexion Pharmaceuticals, Inc. (A)	48	5,328
Vertex Pharmaceuticals, Inc. (A)	15	2,495

		7,823

Health Care Equipment – 4.0%
Abiomed, Inc. (A)	20	5,733
Danaher Corp.	143	14,021
Intuitive Surgical, Inc. (A)	38	15,811

		35,565

Managed Health Care – 2.0%
UnitedHealth Group, Inc.	83	17,805

Pharmaceuticals – 2.8%
Bristol-Myers Squibb Co.	28	1,790
Zoetis, Inc.	283	23,616

		25,406

Total Health Care – 9.7%		86,599
Industrials

Aerospace & Defense – 4.5%
Lockheed Martin Corp.	69	23,351
Northrop Grumman Corp.	47	16,234

		39,585

Construction Machinery & Heavy Trucks – 3.4%
Caterpillar, Inc.	205	30,154

Electrical Components & Equipment – 0.6%
Emerson Electric Co.	84	5,730

Industrial Machinery – 2.9%
Parker Hannifin Corp.	25	4,276
Stanley Black & Decker, Inc.	139	21,264

		25,540

Railroads – 1.4%
Union Pacific Corp.	93	12,556

Trucking – 1.3%
J.B. Hunt Transport Services, Inc.	102	11,938

Total Industrials – 14.1%		125,503
Information Technology

Application Software – 8.0%
Adobe Systems, Inc. (A)	164	35,394
salesforce.com, Inc. (A)	307	35,704

		71,098

Data Processing & Outsourced Services – 14.2%
FleetCor Technologies, Inc. (A)	37	7,533
MasterCard, Inc., Class A	232	40,549
PayPal, Inc. (A)	550	41,759
Visa, Inc., Class A	306	36,604

		126,445

Home Entertainment Software – 2.4%
Electronic Arts, Inc. (A)	171	20,768

Internet Software & Services – 7.7%
Alphabet, Inc., Class A (A)	22	22,776
Alphabet, Inc., Class C (A)	20	20,685
Facebook, Inc., Class A (A)	155	24,688

		68,149

Semiconductor Equipment – 3.8%
Applied Materials, Inc.	199	11,066
Lam Research Corp.	111	22,626

		33,692

Semiconductors – 1.0%
Microchip Technology, Inc.	99	9,035

Systems Software – 5.1%
Microsoft Corp.	494	45,115

Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	235	39,410

Total Information Technology – 46.6%		413,712
Real Estate

Specialized REITs – 0.8%
American Tower Corp., Class A	51	7,383

Total Real Estate – 0.8%		7,383

TOTAL COMMON STOCKS – 99.2%		$881,272
(Cost: $595,418)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.6%
International Paper Co., 2.390%, 4–16–18	$3,000	2,997
Kroger Co. (The), 2.201%, 4–2–18	2,386	2,385

		5,382

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (C)	2,045	2,045

TOTAL SHORT-TERM SECURITIES – 0.8%		$7,427
(Cost: $7,428)

TOTAL INVESTMENT SECURITIES – 100.0%		$888,699
(Cost: $602,846)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(96)

NET ASSETS – 100.0%		$888,603

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2018.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$881,272	$—	$—
Short-Term Securities	—	7,427	—
Total	$881,272	$7,427	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$602,846

Gross unrealized appreciation	295,975
Gross unrealized depreciation	(10,122)

Net unrealized appreciation	$285,853

SCHEDULE OF INVESTMENTS High Income (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 0.1%
True Religion Apparel, Inc. (A)(B)(C)	13		$902

Cable & Satellite – 0.1%
Altice N.V., Class A (A)(B)	78		641

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(C)(D)	—	*	65

Education Services – 0.6%
Laureate Education, Inc., Class A (A)	443		6,086

Total Consumer Discretionary – 0.8%			7,694
Energy

Coal & Consumable Fuels – 0.0%
Foresight Energy L.P.	—	*	—	*

Oil & Gas Equipment & Services – 0.0%
Key Energy Services, Inc. (A)	10		119
Larchmont Resources LLC (A)(B)(D)(E)	1		340

			459

Oil & Gas Exploration & Production – 0.1%
Midstates Petroleum Co., Inc. (A)	64		850
Sabine Oil & Gas Corp. (A)(D)	—	*	13

			863

Total Energy – 0.1%			1,322
Financials

Other Diversified Financial Services – 0.3%
J.G. Wentworth Co. (The) (C)(D)	364		3,211

Total Financials – 0.3%			3,211
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd. (C)(D)	1,605		136

Total Industrials – 0.0%			136

TOTAL COMMON STOCKS – 1.2%			$12,363
(Cost: $13,433)

INVESTMENT FUNDS
Registered Investment Companies – 2.7%
iShares iBoxx $ High Yield Corporate Bond ETF	290		24,836

TOTAL INVESTMENT FUNDS – 2.7%			$24,836
(Cost: $25,202)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.5%
Pinnacle Agriculture Enterprises LLC (A)(C)(D)	4,583		4,124

Total Consumer Staples – 0.5%			4,124
Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500% (A)(D)	8		8,397

Total Energy – 0.9%			8,397
Telecommunication Services

Integrated Telecommunication Services – 0.0%
Frontier Communications Corp., Convertible Series A, 11.125%	11		126

Total Telecommunication Services – 0.0%			126

TOTAL PREFERRED STOCKS – 1.4%			$12,647
(Cost: $11,222)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, expires 5–15–18 (C)(F)	1		—

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (D)(F)	1		6

			6

TOTAL WARRANTS – 0.0%			$6
(Cost: $79)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Advertising – 0.3%
Acosta, Inc., 7.750%, 10–1–22 (G)	$4,493	2,831
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2–15–24	573	574

		3,405

Automotive Retail – 0.5%
Allison Transmission, Inc., 5.000%, 10–1–24 (G)	781	774
Penske Automotive Group, Inc., 5.500%, 5–15–26	474	466
Sonic Automotive, Inc., 5.000%, 5–15–23	3,603	3,423

		4,663

Broadcasting – 3.0%
Clear Channel International B.V., 8.750%, 12–15–20 (G)	725	758
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22	9,435	9,593
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20	101	100
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20	6,130	6,122
Cumulus Media, Inc., 7.750%, 5–1–19 (H)	4,115	627
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (G)	2,524	2,484
6.000%, 7–15–24 (G)	8,000	8,240

		27,924

Cable & Satellite – 8.0%
Altice Financing S.A.:
6.625%, 2–15–23 (G)	1,725	1,707
7.500%, 5–15–26 (G)	4,462	4,373
Altice S.A.:
7.250%, 5–15–22 (G)(I)	EUR256	306
7.750%, 5–15–22 (G)	$13,756	12,759
6.250%, 2–15–25 (G)(I)	EUR354	403
7.625%, 2–15–25 (G)	$4,103	3,508
Altice U.S. Finance I Corp.:
5.375%, 7–15–23 (G)	3,161	3,202
5.500%, 5–15–26 (G)	1,927	1,879
Block Communications, Inc., 6.875%, 2–15–25 (G)	609	612
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (G)	1,187	1,162
5.000%, 2–1–28 (G)	4,233	3,968
Cequel Communications Holdings I LLC and Cequel Capital Corp., 6.375%, 9–15–20 (G)	239	243
CSC Holdings LLC, 5.375%, 2–1–28 (G)	4,930	4,657
DISH DBS Corp.:
6.750%, 6–1–21	1,936	1,955
5.875%, 7–15–22	2,310	2,206
5.875%, 11–15–24	454	405
7.750%, 7–1–26	1,932	1,819
Neptune Finco Corp.:
10.125%, 1–15–23 (G)	4,123	4,577
6.625%, 10–15–25 (G)	788	814
10.875%, 10–15–25 (G)	2,746	3,226
Numericable – SFR S.A., 7.375%, 5–1–26 (G)	10,505	10,006
VTR Finance B.V., 6.875%, 1–15–24 (G)	10,335	10,764

		74,551

Casinos & Gaming – 2.4%
Everi Payments, Inc., 7.500%, 12–15–25 (G)	4,320	4,385
Gateway Casinos & Entertainment Ltd., 8.250%, 3–1–24 (G)	2,588	2,751
Golden Nugget, Inc.:
6.750%, 10–15–24 (G)	6,150	6,196
8.750%, 10–1–25 (G)	2,460	2,552
Studio City Finance Ltd., 8.500%, 12–1–20 (G)	4,598	4,690
Wynn Macau Ltd.:
4.875%, 10–1–24 (G)	855	834
5.500%, 10–1–27 (G)	1,226	1,201

		22,609

Education Services – 2.0%
Laureate Education, Inc., 8.250%, 5–1–25 (G)	16,978	18,209

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc., 7.250%, 5–1–25 (G)	2,468	2,533

Leisure Facilities – 0.1%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4–15–27 (G)	1,163	1,151

Movies & Entertainment – 0.2%
WMG Acquisition Corp., 5.500%, 4–15–26 (G)	1,878	1,888

Publishing – 0.5%
E.W. Scripps Co., 5.125%, 5–15–25 (G)	351	326
MDC Partners, Inc., 6.500%, 5–1–24 (G)	4,889	4,755

		5,081

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 5.000%, 10–15–25 (G)	4,838	4,607

Specialized Consumer Services – 0.2%
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.500%, 10–1–21 (G)	2,371	2,404

Specialty Stores – 2.4%
Arch Merger Sub, Inc., 8.500%, 9–15–25 (G)	7,241	6,698
Cumberland Farms, Inc., 6.750%, 5–1–25 (G)	1,904	1,980
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK), 9.750%, 10–15–19 (G)(J)	13,932	13,932

		22,610

Total Consumer Discretionary – 20.4%		191,635
Consumer Staples

Food Distributors – 0.6%
Performance Food Group, Inc., 5.500%, 6–1–24 (G)	2,754	2,768
U.S. Foods, Inc., 5.875%, 6–15–24 (G)	2,910	2,975

		5,743

Packaged Foods & Meats – 3.6%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10–28–20 (G)	400	412
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (G)	5,436	5,302
5.750%, 6–15–25 (G)	4,378	4,082
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2–15–28 (G)	3,115	2,990
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (G)	881	856
5.875%, 9–30–27 (G)	3,082	2,897
Post Holdings, Inc.:
5.500%, 3–1–25 (G)	781	769
5.000%, 8–15–26 (G)	1,267	1,204
5.750%, 3–1–27 (G)	5,618	5,548
Simmons Foods, Inc., 5.750%, 11–1–24 (G)	10,900	9,892

		33,952

Total Consumer Staples – 4.2%		39,695
Energy

Oil & Gas Drilling – 1.3%
Ensco plc, 7.750%, 2–1–26	2,484	2,279
KCA Deutag UK Finance plc, 7.250%, 5–15–21 (G)	5,209	5,040
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (G)(K)	8,682	4,384
Offshore Group Investment Ltd., 0.000%, 11–1–19 (C)(L)	1,693	—	*
Trinidad Drilling Ltd., 6.625%, 2–15–25 (G)	52	49

		11,752

Oil & Gas Equipment & Services – 0.5%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7–15–25 (G)	3,292	3,436
SESI LLC, 7.125%, 12–15–21	1,114	1,135

		4,571

Oil & Gas Exploration & Production – 3.6%
Bellatrix Exploration Ltd., 8.500%, 5–15–20 (G)	3,023	2,456
Chesapeake Energy Corp., 8.000%, 1–15–25 (G)	377	365
Crownrock L.P., 5.625%, 10–15–25 (G)	7,521	7,446
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (G)	2,453	2,441
5.750%, 1–30–28 (G)	1,789	1,782
Extraction Oil & Gas, Inc., 5.625%, 2–1–26 (G)	3,370	3,185
Laredo Petroleum, Inc., 6.250%, 3–15–23	821	823
Parsley Energy LLC and Parsley Finance Corp., 5.625%, 10–15–27 (G)	1,752	1,752
PDC Energy, Inc., 6.125%, 9–15–24	394	402
Sanchez Energy Corp., 7.250%, 2–15–23 (G)	622	625
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (G)	5,905	6,112
5.375%, 9–30–25 (G)	2,523	2,409
Ultra Resources, Inc., 6.875%, 4–15–22 (G)	1,396	1,214
Whiting Petroleum Corp.:
5.750%, 3–15–21	1,363	1,377
6.625%, 1–15–26 (G)	1,239	1,248

		33,637

Oil & Gas Refining & Marketing – 0.3%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.), 6.125%, 10–1–24	1,081	1,106
QEP Resources, Inc., 5.625%, 3–1–26	1,599	1,509

		2,615

Total Energy – 5.7%		52,575
Financials

Consumer Finance – 1.1%
Creditcorp, 12.000%, 7–15–18 (G)	4,228	3,953
CURO Financial Technologies Corp., 12.000%, 3–1–22 (G)	952	1,057
Quicken Loans, Inc., 5.750%, 5–1–25 (G)	5,176	5,163

		10,173

Insurance Brokers – 1.1%
NFP Corp., 6.875%, 7–15–25 (G)	10,370	10,292

Investment Banking & Brokerage – 0.1%
VHF Parent LLC, 6.750%, 6–15–22 (G)	824	870

Other Diversified Financial Services – 4.1%
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (G)	9,982	10,868
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22	3,681	3,745
6.375%, 12–15–25	1,227	1,233
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5–1–19 (G)(J)	22,342	22,063

		37,909

Property & Casualty Insurance – 0.4%
Hub International Ltd., 7.875%, 10–1–21 (G)	3,563	3,688

Specialized Finance – 1.3%
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (G)	12,463	11,871

Thrifts & Mortgage Finance – 0.3%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6–15–25 (G)	2,943	2,954

Total Financials – 8.4%		77,757
Health Care

Health Care Facilities – 1.8%
DaVita HealthCare Partners, Inc., 5.125%, 7–15–24	548	535
Greatbatch Ltd., 9.125%, 11–1–23 (G)	4,528	4,902
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6–15–26	386	391
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (G)	1,906	1,968
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (G)	3,989	4,158
Tenet Healthcare Corp.:
7.500%, 1–1–22 (G)	356	375
8.125%, 4–1–22	4,662	4,860

		17,189

Health Care Supplies – 1.0%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11–1–21 (G)	465	525
Universal Hospital Services, Inc., 7.625%, 8–15–20	8,232	8,294

		8,819

Life Sciences Tools & Services – 0.7%
Avantor, Inc.:
6.000%, 10–1–24 (G)	1,891	1,882
9.000%, 10–1–25 (G)	4,412	4,321

		6,203

Pharmaceuticals – 1.6%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (G)(H)	10,096	606
7.000%, 4–15–23 (G)(H)	1,144	77
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8–1–23 (G)	2,117	2,141
Valeant Pharmaceuticals International, Inc.:
5.500%, 3–1–23 (G)	117	102
5.500%, 11–1–25 (G)	1,252	1,219
9.000%, 12–15–25 (G)	855	850
9.250%, 4–1–26 (G)	2,515	2,505
VPII Escrow Corp., 7.500%, 7–15–21 (G)	1,750	1,763
VRX Escrow Corp.:
5.375%, 3–15–20 (G)	2,664	2,678
5.875%, 5–15–23 (G)	1,882	1,670
6.125%, 4–15–25 (G)	1,727	1,491

		15,102

Total Health Care – 5.1%		47,313

Industrials

Aerospace & Defense – 2.2%
KLX, Inc., 5.875%, 12–1–22 (G)	5,404	5,568
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	5,075	5,176
6.500%, 7–15–24	6,077	6,229
6.500%, 5–15–25	1,162	1,173
6.375%, 6–15–26	2,490	2,509

		20,655

Building Products – 0.2%
Summit Materials LLC and Summit Materials Finance Corp., 6.125%, 7–15–23	777	793
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6–15–24	953	957

		1,750

Diversified Support Services – 0.5%
Ahern Rentals, Inc., 7.375%, 5–15–23 (G)	3,901	3,794
Ritchie Bros. Auctioneers, Inc., 5.375%, 1–15–25 (G)	690	690
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9–15–26	472	491

		4,975

Environmental & Facilities Services – 0.7%
GFL Environmental, Inc.:
9.875%, 2–1–21 (G)	851	898
5.625%, 5–1–22 (G)	820	820
5.375%, 3–1–23 (G)	4,399	4,322
Waste Pro USA, Inc., 5.500%, 2–15–26 (G)	482	476

		6,516

Security & Alarm Services – 0.9%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (G)	7,504	8,132

Total Industrials – 4.5%		42,028
Information Technology

Application Software – 1.4%
Kronos Acquisition Holdings, Inc., 9.000%, 8–15–23 (G)	13,902	13,207

Data Processing & Outsourced Services – 2.4%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (G)	1,346	1,373
5.375%, 8–1–22 (G)	6,395	6,395
Italics Merger Sub, Inc., 7.125%, 7–15–23 (G)	12,951	12,919
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7–15–25 (G)	1,192	1,220

		21,907

IT Consulting & Other Services – 1.5%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5–1–25 (G)	687	647
NCR Escrow Corp.:
5.875%, 12–15–21	4,719	4,802
6.375%, 12–15–23	4,266	4,426
Pioneer Holding Corp., 9.000%, 11–1–22 (G)	3,739	3,898

		13,773

Semiconductors – 0.1%
Micron Technology, Inc., 5.500%, 2–1–25	805	835

Total Information Technology – 5.4%		49,722
Materials

Aluminum – 1.4%
Constellium N.V.:
5.750%, 5–15–24 (G)	3,551	3,480
6.625%, 3–1–25 (G)	4,140	4,192
5.875%, 2–15–26 (G)	2,322	2,287
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (G)	1,471	1,508
5.875%, 9–30–26 (G)	985	970

		12,437

Commodity Chemicals – 0.4%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (G)	2,943	2,818
5.250%, 6–1–27 (G)	1,177	1,118

		3,936

Construction Materials – 0.7%
Hillman Group, Inc. (The), 6.375%, 7–15–22 (G)	6,615	6,383

Diversified Chemicals – 0.2%
PSPC Escrow Corp., 6.500%, 2–1–22 (G)	1,923	1,954

Fertilizers & Agricultural Chemicals – 0.7%
Pinnacle Operating Corp., 9.000%, 5–15–23 (G)	6,601	6,205

Metal & Glass Containers – 1.7%
ARD Finance S.A., 7.125%, 9–15–23	548	568
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK), 8.750%, 1–31–23 (G)(J)	1,450	1,519
BakerCorp International, Inc., 8.250%, 6–1–19	13,253	12,855
HudBay Minerals, Inc.:
7.250%, 1–15–23 (G)	408	423
7.625%, 1–15–25 (G)	611	646

		16,011

Paper Packaging – 0.1%
Flex Acquisition Co., Inc., 6.875%, 1–15–25 (G)	727	720

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4–15–25 (G)	1,082	1,120

Total Materials – 5.3%		48,766
Real Estate

Health Care REITs – 0.0%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.250%, 8–1–26	486	484

Total Real Estate – 0.0%		484
Telecommunication Services

Alternative Carriers – 0.9%
Consolidated Communications Finance II Co., 6.500%, 10–1–22	4,720	4,217
Level 3 Communications, Inc., 5.750%, 12–1–22	1,317	1,316
Level 3 Escrow II, Inc., 5.375%, 8–15–22	3,015	3,015

		8,548

Integrated Telecommunication Services – 5.7%
Frontier Communications Corp.:
10.500%, 9–15–22	4,339	3,629
7.125%, 1–15–23	367	248
6.875%, 1–15–25	2,808	1,660
11.000%, 9–15–25	5,046	3,781
8.500%, 4–1–26 (G)	3,126	3,032
GCI, Inc., 6.875%, 4–15–25	4,808	5,036
Olympus Merger Sub, Inc., 8.500%, 10–15–25 (G)	15,487	14,984
Sprint Corp.:
7.250%, 9–15–21	9,523	9,845
7.875%, 9–15–23	7,201	7,354
7.125%, 6–15–24	2,049	1,998
7.625%, 3–1–26	1,879	1,834

		53,401

Wireless Telecommunication Service – 0.6%
Sable International Finance Ltd., 6.875%, 8–1–22 (G)	3,927	4,123
Sprint Nextel Corp.:
9.000%, 11–15–18 (G)	211	218
7.000%, 8–15–20	466	485
11.500%, 11–15–21	389	451

		5,277

Total Telecommunication Services – 7.2%		67,226

TOTAL CORPORATE DEBT SECURITIES – 66.2%		$617,201
(Cost: $639,328)

LOANS (M)
Consumer Discretionary

Advertising – 0.5%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps), 5.022%, 7–25–21	$804	786
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 8.267%, 7–25–22	3,593	3,439

		4,225

Apparel Retail – 1.3%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps), 6.377%, 3–19–20	4,325	4,271
Talbots, Inc. (The) (ICE LIBOR plus 850 bps), 10.377%, 3–19–21	6,503	6,308
TRLG Intermediate Holdings LLC, 10.000%, 10–27–22 (C)	1,548	1,428

		12,007

Department Stores – 0.9%
Belk, Inc. (ICE LIBOR plus 475 bps), 6.458%, 12–10–22	9,678	8,371

Education Services – 0.7%
Laureate Education, Inc. (ICE LIBOR plus 350 bps), 5.377%, 4–26–24	6,698	6,727

General Merchandise Stores – 1.5%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps), 5.191%, 2–3–24	7,828	7,817
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps), 9.191%, 1–26–25	6,180	6,190

		14,007

Housewares & Specialties – 0.3%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps), 5.875%, 5–15–23	2,573	2,596

Restaurants – 0.5%
NPC International, Inc. (ICE LIBOR plus 350 bps), 5.377%, 4–20–24	805	815
NPC International, Inc. (ICE LIBOR plus 750 bps), 9.377%, 4–18–25	3,326	3,393

		4,208

Specialized Consumer Services – 0.1%
Asurion LLC (ICE LIBOR plus 600 bps), 7.877%, 8–4–25	600	615

Specialty Stores – 0.4%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.551%, 10–16–23	3,276	3,258

Total Consumer Discretionary – 6.2%		56,014
Consumer Staples

Food Distributors – 0.2%
Dairyland USA Corp. (ICE LIBOR plus 400 bps), 5.880%, 6–22–22	1,925	1,937

Hypermarkets & Super Centers – 0.2%
GOBP Holdings, Inc. (ICE LIBOR plus 825 bps), 10.552%, 10–21–22	1,807	1,812

Total Consumer Staples – 0.4%		3,749
Energy

Coal & Consumable Fuels – 0.9%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 7.627%, 3–28–22	7,656	7,520
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 8.802%, 12–16–20	3,875	1,376

		8,896

Oil & Gas Drilling – 0.9%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps), 7.654%, 5–16–20	8,428	8,407

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (9.050% Cash or 9.050% PIK), 9.050%, 8–7–20 (C)(E)(J)	886	872

Oil & Gas Exploration & Production – 0.2%
California Resources Corp. (ICE LIBOR plus 475 bps), 6.572%, 12–31–22	1,928	1,954

Oil & Gas Storage & Transportation – 0.6%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps), 12.627%, 2–16–21	1,911	1,822
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps), 7.627%, 8–12–20	3,761	3,684

		5,506

Total Energy – 2.7%		25,635
Financials

Asset Management & Custody Banks – 0.3%
Tortoise Borrower LLC (ICE LIBOR plus 400 bps), 5.877%, 1–31–25 (C)	2,319	2,336

Financial Exchanges & Data – 0.2%
Hudson River Trading LLC, 0.000%, 3–20–25 (C)(N)	2,211	2,211

Insurance Brokers – 0.2%
NFP Corp. (ICE LIBOR plus 350 bps), 4.877%, 1–8–24	1,650	1,654

Investment Banking & Brokerage – 0.8%
Jane Street Group LLC (ICE LIBOR plus 375 bps), 5.627%, 8–25–22	7,592	7,623

Specialized Finance – 1.2%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps), 6.377%, 2–28–25 (C)	8,500	8,542
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps), 10.377%, 2–28–26 (C)	2,807	2,793

		11,335

Total Financials – 2.7%		25,159
Health Care

Life Sciences Tools & Services – 0.3%
Avantor, Inc. (ICE LIBOR plus 400 bps), 5.877%, 9–22–24	3,133	3,165

Total Health Care – 0.3%		3,165
Industrials

Building Products – 0.2%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 9.877%, 3–27–22	1,785	1,624

Construction & Engineering – 0.1%
Tensar International Corp. (ICE LIBOR plus 850 bps), 10.802%, 7–10–22	1,122	898

Diversified Support Services – 0.3%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps), 5.627%, 8–25–24	1,443	1,450
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps), 9.627%, 8–25–25	1,208	1,221

		2,671

Industrial Conglomerates – 0.8%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps), 4.904%, 11–22–20	1,224	1,201
PAE Holding Corp. (ICE LIBOR plus 550 bps), 7.494%, 10–20–22	5,555	5,578
PAE Holding Corp. (ICE LIBOR plus 950 bps), 11.494%, 10–20–23	847	849

		7,628

Industrial Machinery – 0.8%
Dynacast International LLC (ICE LIBOR plus 850 bps), 10.802%, 1–30–23 (C)	7,863	7,863

Marine – 0.1%
Deck Chassis Acquisition, Inc. (ICE LIBOR plus 600 bps), 7.877%, 6–15–23 (C)	744	755

Total Industrials – 2.3%		21,439
Information Technology

Application Software – 0.2%
Applied Systems, Inc. (ICE LIBOR plus 700 bps), 9.302%, 9–18–25	1,954	2,016

Data Processing & Outsourced Services – 0.1%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 9.030%, 5–1–25	865	864

Internet Software & Services – 0.4%
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps), 5.877%, 5–6–21 (C)	2,158	2,158
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 775 bps), 9.627%, 11–12–21	1,713	1,710

		3,868

Total Information Technology – 0.7%		6,748
Materials

Diversified Metals & Mining – 0.1%
EP Minerals LLC (ICE LIBOR plus 750 bps), 9.484%, 8–20–21 (C)	996	999

Paper Packaging – 0.5%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps), 10.302%, 5–27–20	4,038	3,990
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps), 9.072%, 10–1–22 (C)	1,182	1,185

		5,175

Total Materials – 0.6%		6,174
Telecommunication Services

Integrated Telecommunication Services – 0.9%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.877%, 10–10–24	8,359	8,431

Total Telecommunication Services – 0.9%		8,431

TOTAL LOANS – 16.8%		$156,514
(Cost: $158,438)

SHORT-TERM SECURITIES
Commercial Paper (O) – 9.4%
Bemis Co., Inc., 2.172%, 4–5–18	9,000	8,997
Clorox Co. (The):
2.033%, 4–4–18	4,000	3,999
2.390%, 4–17–18	9,000	8,990
Diageo Capital plc (GTD by Diageo plc), 2.131%, 4–2–18	8,000	7,998
DTE Gas Co., 2.300%, 4–30–18	2,468	2,463
E.I. du Pont de Nemours and Co., 2.053%, 4–4–18	8,000	7,997
Hewlett Packard Enterprise Corp., 2.030%, 4–20–18	5,000	4,994

International Paper Co.:
2.121%, 4–2–18	5,000	4,999
2.073%, 4–3–18	5,000	4,999
Kroger Co. (The), 2.201%, 4–2–18	3,260	3,259
McDonalds Corp., 2.003%, 4–3–18	8,000	7,998
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia), 2.070%, 4–27–18	6,300	6,290
Verizon Communications, Inc., 2.251%, 4–2–18	14,257	14,254

		87,237

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (P)	3,620	3,620

TOTAL SHORT-TERM SECURITIES – 9.8%		$90,857
(Cost: $90,868)

TOTAL INVESTMENT SECURITIES – 98.1%		$914,424
(Cost: $938,570)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.9%		17,758

NET ASSETS – 100.0%		$932,182

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At March 31, 2018, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
BIS Industries Ltd.		1,605	$151	$136
J.G. Wentworth Co. (The)		364	3,211	3,211
Larchmont Resources LLC	12-8-16	1	340	340
New Cotai Participation Corp., Class B		—	62	65
Sabine Oil & Gas Corp.	12-7-16	—	11	13
Pinnacle Agriculture Enterprises LLC	3-10-17	4,583	2,083	4,125
Targa Resources Corp., 9.500%	10-24-17	8	8,416	8,397
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	1	7	6
			$14,281	$16,293

The total value of these securities represented 1.7% of net assets at March 31, 2018.

(E)	Deemed to be an affiliate due to the Portfolio owning at least 5% of the voting securities.

(F)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $476,055 or 51.2% of net assets.

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2018.

(L)	Zero coupon bond.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Rate shown is the yield to maturity at March 31, 2018.

(P)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at March 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	1,186	U.S. Dollar	1,470	7-5-18	Morgan Stanley International	$1	$—

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$6,086	$641	$967
Energy	969	353	—
Financials	—	—	3,211
Industrials	—	—	136
Total Common Stocks	$7,055	$994	$4,314
Investment Funds	24,836	—	—
Preferred Stocks	126	8,397	4,124
Warrants	—	6	—
Corporate Debt Securities	—	617,201	—	*
Loans	—	125,372	31,142
Short-Term Securities	—	90,857	—
Total	$32,017	$842,827	$39,580
Forward Foreign Currency Contracts	$—	$1	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Loans
Beginning Balance 1-1-18	$1,041	$3,753	$15,721
Net realized gain (loss)	—	—	— *
Net unrealized appreciation (depreciation)	(90)	371	26
Purchases	3,363	—	11,245
Sales	—	—	(30)
Amortization/Accretion of premium/discount	—	—	10
Transfers into Level 3 during the period	—	—	5,883
Transfers out of Level 3 during the period		—	(1,713)
Ending Balance 3-31-18	$4,314	$4,124	$31,142
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-18	$(90)	$371	$79

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended March 31, 2018, there were no transfers between Levels 1 and 2.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 3-31-18	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$902	Market comparable approach	Adjusted EBITDA multiple	8.62x
	65	Market comparable approach	Adjusted revenue multiple	8.96x
			Illiquidity discount	10%
	3,211	Market comparable approach	Broker quotes	N/A
	136	Market comparable approach	Adjusted EBITDA multiple	5.74x
Preferred Stocks	4,124	Market comparable approach	Adjusted EBITDA multiple	10.01x
			Illiquidity discount	10%
Loans	31,142	Third-party valuation pricing service	Broker quotes	N/A

Significant increases (decreases) in the adjusted revenue multiple and adjusted EBITDA multiple inputs could result in higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input could result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = IntercontinentalExchange

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$938,570

Gross unrealized appreciation	14,604
Gross unrealized depreciation	(38,749)

Net unrealized depreciation	$(24,146)

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 1.1%
Oil Search Ltd.	1,584	$8,797

Financials – 1.4%
Westpac Banking Corp.	499	11,047

Materials – 1.1%
BHP Billiton plc	239	4,731
BHP Billiton plc ADR	89	3,520
Newcrest Mining Ltd.	78	1,180

		9,431

Total Australia – 3.6%		$29,275
Brazil

Information Technology – 1.0%
MercadoLibre, Inc.	22	7,841

Telecommunication Services – 1.3%
Telefonica Brasil S.A.	298	4,579
Vivo Participacoes S.A. ADR	325	4,999

		9,578

Total Brazil – 2.3%		$17,419
Canada

Consumer Discretionary – 1.9%
Magna International, Inc.	266	14,958

Energy – 2.6%
Seven Generations Energy Ltd., Class A (A)	718	8,912
Suncor Energy, Inc.	351	12,112

		21,024

Total Canada – 4.5%		$35,982
China

Consumer Discretionary – 1.6%
Huayu Automotive Systems Co. Ltd., A Shares	2,157	8,190
JD.com, Inc. ADR (A)	128	5,170

		13,360

Consumer Staples – 1.3%
Wuliangye Yibin Co. Ltd., A Shares	975	10,559

Financials – 1.4%
China Construction Bank Corp.	10,629	11,102

Information Technology – 1.5%
Alibaba Group Holding Ltd. ADR (A)	68	12,517

Telecommunication Services – 1.1%
China Unicom Ltd.	7,012	8,970

Total China – 6.9%		$56,508
Denmark

Industrials – 1.0%
A.P. Moller – Maersk A/S (A)	5	8,271

Total Denmark – 1.0%		$8,271
France

Consumer Discretionary – 0.4%
LVMH Moet Hennessy – Louis Vuitton	10	2,989

Consumer Staples – 1.9%
Danone S.A.	190	15,425

Energy – 3.4%
Total S.A.	474	27,147

Financials – 2.8%
Axa S.A.	407	10,817
Societe Generale S.A.	211	11,470

		22,287

Industrials – 4.8%
Airbus SE	126	14,562
Schneider Electric S.A.	133	11,677
Vinci	127	12,469

		38,708

Telecommunication Services – 2.2%
Orange S.A.	1,051	17,858

Total France – 15.5%		$124,414
Germany

Financials – 1.7%
Deutsche Boerse AG	97	13,215

Health Care – 4.5%
Bayer AG	139	15,618
Fresenius Medical Care AG & Co. KGaA	118	12,001
Fresenius SE & Co. KGaA	110	8,419

		36,038

Information Technology – 1.5%
SAP AG	117	12,303

Total Germany – 7.7%		$61,556
Hong Kong

Financials – 1.5%
AIA Group Ltd.	1,392	11,896

Total Hong Kong – 1.5%		$11,896

Ireland

Materials – 1.6%
CRH plc	385	12,999

Total Ireland – 1.6%		$12,999
Italy

Financials – 0.5%
UniCredit S.p.A.	210	4,383

Total Italy – 0.5%		$4,383
Japan

Consumer Discretionary – 4.0%
Isuzu Motors Ltd.	1,091	16,722
Subaru Corp.	464	15,350

		32,072

Consumer Staples – 1.1%
Calbee, Inc.	270	9,164

Energy – 1.3%
Inpex Corp.	844	10,467

Financials – 2.5%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	1,386	9,208
Tokio Marine Holdings, Inc.	253	11,481

		20,689

Industrials – 2.1%
Komatsu Ltd.	253	8,459
SMC Corp.	21	8,380

		16,839

Information Technology – 1.1%
Tokyo Electron Ltd.	46	8,454

Telecommunication Services – 2.7%
Nippon Telegraph and Telephone Corp.	224	10,427
SoftBank Group Corp.	153	11,398

		21,825

Total Japan – 14.8%		$119,510
Luxembourg

Energy – 1.6%
Tenaris S.A.	314	5,424
Tenaris S.A. ADR	211	7,305

		12,729

Materials – 0.7%
ArcelorMittal	164	5,206

Total Luxembourg – 2.3%		$17,935
Netherlands

Consumer Staples – 2.5%
Koninklijke Ahold Delhaize N.V.	840	19,909

Energy – 1.7%
Royal Dutch Petroleum Co., New York Shares	75	4,773
Royal Dutch Shell plc, Class A	291	9,257

		14,030

Total Netherlands – 4.2%		$33,939
Norway

Financials – 1.4%
DNB ASA	555	10,932

Total Norway – 1.4%		$10,932
South Korea

Information Technology – 1.3%
Samsung Electronics Co. Ltd.	4	10,210

Total South Korea – 1.3%		$10,210
Spain

Industrials – 1.2%
ACS Actividades de Construccion y Servicios S.A.	243	9,477

Total Spain – 1.2%		$9,477
Sweden

Financials – 1.5%
Swedbank AB	542	12,174

Total Sweden – 1.5%		$12,174
Switzerland

Consumer Staples – 1.7%
Nestle S.A., Registered Shares	174	13,714

Financials – 1.4%
UBS Group AG	654	11,525

Health Care – 1.8%
Roche Holdings AG, Genusscheine	64	14,750

Industrials – 2.9%
Adecco S.A.	143	10,186
Ferguson plc	172	12,936

		23,122

Total Switzerland – 7.8%		$63,111
Taiwan

Information Technology – 1.4%
MediaTek, Inc.	1,005	11,564

Total Taiwan – 1.4%		$11,564

United Kingdom

Consumer Discretionary – 1.2%
Whitbread plc	183	9,494

Consumer Staples – 5.1%
British American Tobacco plc	190	11,003
Imperial Tobacco Group plc	277	9,416
Reckitt Benckiser Group plc	102	8,627
Unilever plc	216	11,971

		41,017

Financials – 2.4%
Prudential plc	339	8,466
Standard Chartered plc	1,107	11,135

		19,601

Industrials – 2.2%
Babcock International Group plc	952	8,939
BAE Systems plc	1,076	8,806

		17,745

Materials – 2.0%
Rio Tinto plc	237	12,046
Rio Tinto plc ADR	79	4,071

		16,117

Telecommunication Services – 1.1%
BT Group plc	2,800	8,935

Total United Kingdom – 14.0%		$112,909
United States

Health Care – 1.4%
Shire Pharmaceuticals Group plc ADR	63	9,409
Shire plc	37	1,842

		11,251

Total United States – 1.4%		$11,251

TOTAL COMMON STOCKS – 96.4%		$775,715
(Cost: $708,779)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.7%
Kroger Co. (The) 2.201%, 4–2–18	$5,240	5,239

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.980%, 4–5–18 (C)	4,323	4,323

Municipal Obligations – 1.1%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps) 1.600%, 4–7–18 (C)	3,700	3,700
University of California (1-Month U.S. LIBOR plus 8 bps) 1.780%, 4–7–18 (C)	5,000	5,000

		8,700

TOTAL SHORT-TERM SECURITIES – 2.3%		$18,262
(Cost: $18,263)

TOTAL INVESTMENT SECURITIES – 98.7%		$793,977
(Cost: $727,042)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		10,370

NET ASSETS – 100.0%		$804,347

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2018.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$20,128	$52,745	$—
Consumer Staples	—	109,788	—
Energy	33,102	61,092	—
Financials	—	148,851	—
Health Care	9,409	52,630	—
Industrials	—	114,162	—
Information Technology	20,358	42,531	—
Materials	7,591	36,162	—
Telecommunication Services	9,578	57,588	—
Total Common Stocks	$100,166	$675,549	$—
Short-Term Securities	—	18,262	—
Total	$100,166	$693,811	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FHLMC = Federal Home Loan Mortgage Corp.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$727,042

Gross unrealized appreciation	93,298
Gross unrealized depreciation	(26,362)

Net unrealized appreciation	$66,936

SCHEDULE OF INVESTMENTS Limited-Term Bond (in thousands)	MARCH 31, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Telecommunication Services

Integrated Telecommunication Services – 0.2%
Frontier Communications Corp., Convertible Series A, 11.125%	50	$572

Total Telecommunication Services – 0.2%		572

TOTAL PREFERRED STOCKS – 0.2%		$572
(Cost: $860)

ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6–15–28	$948	906
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7–9–21 (A)	1,000	985

TOTAL ASSET-BACKED SECURITIES – 0.4%		$1,891
(Cost: $1,955)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.8%
BorgWarner Automotive, Inc., 8.000%, 10–1–19	$2,000	2,147
Lear Corp., 5.375%, 3–15–24	1,257	1,318

		3,465

Automobile Manufacturers – 1.4%
BMW U.S. Capital LLC, 2.150%, 4–6–20 (A)	2,000	1,970
Toyota Motor Credit Corp., 2.000%, 10–24–18	4,000	3,987

		5,957

Broadcasting – 1.2%
CBS Corp. (GTD by CBS Operations, Inc.), 2.500%, 2–15–23	4,200	3,989
Discovery Communications LLC, 2.200%, 9–20–19	1,000	990

		4,979

Cable & Satellite – 0.4%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 1.625%, 1–15–22	750	707
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 4.450%, 4–1–24	1,190	1,228

		1,935

General Merchandise Stores – 1.2%
Dollar General Corp., 3.250%, 4–15–23	1,000	990
Family Dollar Stores, Inc., 5.000%, 2–1–21	4,000	4,140

		5,130

Leisure Products – 0.7%
Mattel, Inc., 2.350%, 5–6–19	3,000	2,933

Total Consumer Discretionary – 5.7%		24,399
Consumer Staples

Brewers – 0.9%
Molson Coors Brewing Co.:
1.900%, 3–15–19	3,000	2,971
2.250%, 3–15–20	750	739

		3,710

Distillers & Vintners – 1.7%
Constellation Brands, Inc.:
3.875%, 11–15–19	3,950	4,003
2.250%, 11–6–20	3,000	2,935
2.700%, 5–9–22	600	582

		7,520

Drug Retail – 0.5%
CVS Health Corp., 2.250%, 12–5–18	2,000	1,993

Food Retail – 0.3%
Kroger Co. (The), 6.800%, 12–15–18	1,245	1,280

Packaged Foods & Meats – 1.1%
Smithfield Foods, Inc., 2.700%, 1–31–20 (A)	4,800	4,731

Total Consumer Staples – 4.5%		19,234
Energy

Oil & Gas Equipment & Services – 0.9%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
6.500%, 1–31–19	1,850	1,903
2.800%, 2–15–21	1,800	1,780

		3,683

Oil & Gas Exploration & Production – 1.1%
Aker BP ASA, 6.000%, 7–1–22 (A)	1,000	1,033
EQT Corp., 8.125%, 6–1–19	2,650	2,806
Exxon Mobil Corp., 2.397%, 3–6–22	1,000	980

		4,819

Oil & Gas Refining & Marketing – 0.6%
Shell International Finance B.V. (GTD by Royal Dutch Shell plc), 2.000%, 11–15–18	2,625	2,619

Oil & Gas Storage & Transportation – 3.7%
Enbridge, Inc., 2.900%, 7–15–22	2,470	2,396
Energy Transfer Partners L.P.:
6.700%, 7–1–18	2,393	2,418
4.150%, 10–1–20	3,860	3,913
Kinder Morgan Energy Partners L.P.:
3.500%, 3–1–21	1,000	1,001
3.450%, 2–15–23	1,646	1,617
MPLX L.P., 3.375%, 3–15–23	740	731
Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10–15–23	1,800	1,755
Spectra Energy Partners L.P., 2.950%, 9–25–18	1,475	1,476
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4–1–21	800	817

		16,124

Total Energy – 6.3%		27,245
Financials

Asset Management & Custody Banks – 0.5%
Ares Capital Corp., 3.875%, 1–15–20	2,055	2,076

Consumer Finance – 7.8%
Ally Financial, Inc.:
3.250%, 11–5–18	2,208	2,211
4.125%, 3–30–20	3,685	3,699
American Honda Finance Corp.:
7.625%, 10–1–18 (A)	1,000	1,025
2.125%, 10–10–18	3,000	2,990
Capital One Bank USA N.A., 2.300%, 6–5–19	2,950	2,930
Capital One N.A., 2.400%, 9–5–19	2,125	2,105
Discover Bank, 3.100%, 6–4–20	2,500	2,490
Discover Financial Services, 3.950%, 11–6–24	2,000	1,978
Ford Motor Credit Co. LLC:
5.000%, 5–15–18	1,126	1,129
2.681%, 1–9–20	1,000	991
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	3,000	2,985
3.200%, 7–6–21	1,000	991
3.700%, 5–9–23	2,450	2,431
Hyundai Capital America:
2.875%, 8–9–18 (A)	1,000	1,000
2.550%, 4–3–20 (A)	2,400	2,362
Synchrony Financial, 2.600%, 1–15–19	1,995	1,990

		33,307

Diversified Banks – 5.4%
ABN AMRO Bank N.V., 2.100%, 1–18–19 (A)	2,000	1,990
Bank of America Corp.:
2.625%, 4–19–21	1,000	985
4.100%, 7–24–23	1,666	1,719
Bank of New York Mellon Corp. (The), 2.300%, 9–11–19	2,550	2,530
BB&T Corp., 2.050%, 5–10–21	1,150	1,114
Branch Banking and Trust Co., 1.450%, 5–10–19	2,000	1,971
KeyBank N.A., 2.300%, 9–14–22	3,000	2,881
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2–22–22	500	493
Mizuho Financial Group, Inc., 2.273%, 9–13–21	2,100	2,021
Northern Trust Corp., 2.375%, 8–2–22	2,719	2,654

Royal Bank of Canada, 2.350%, 10–30–20	5,000	4,915

		23,273

Investment Banking & Brokerage – 2.8%
Daiwa Securities Group, Inc., 3.129%, 4–19–22 (A)	2,000	1,974
Goldman Sachs Group, Inc. (The):
2.600%, 12–27–20	4,000	3,941
2.350%, 11–15–21	1,000	964
3.000%, 4–26–22	1,000	981
Morgan Stanley:
5.750%, 1–25–21	1,000	1,065
2.500%, 4–21–21	1,000	980
2.750%, 5–19–22	2,000	1,950
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 3.084%, 5–31–23 (B)	300	297

		12,152

Life & Health Insurance – 1.6%
Athene Global Funding:
2.875%, 10–23–18 (A)	2,550	2,548
2.750%, 4–20–20 (A)	1,000	991
New York Life Global Funding, 1.550%, 11–2–18 (A)	1,500	1,492
Principal Life Global Funding II, 2.625%, 11–19–20 (A)	2,000	1,976

		7,007

Other Diversified Financial Services – 2.7%
Citigroup, Inc.:
2.650%, 10–26–20	1,000	988
2.700%, 3–30–21	1,000	985
2.750%, 4–25–22	2,000	1,948
Fidelity National Information Services, Inc., 2.850%, 10–15–18	1,100	1,101
JPMorgan Chase & Co.:
4.250%, 10–15–20	1,000	1,029
2.972%, 1–15–23	1,500	1,471
3.000%, 2–27–30 (C)	850	790
USAA Capital Corp., 2.450%, 8–1–20 (A)	3,245	3,209

		11,521

Property & Casualty Insurance – 1.5%
ACE INA Holdings, Inc. (GTD by ACE Ltd.), 2.300%, 11–3–20	2,543	2,504
Berkshire Hathaway, Inc.:
2.100%, 8–14–19	3,000	2,990
2.750%, 3–15–23	1,000	983

		6,477

Regional Banks – 1.1%
PNC Bank N.A.:
2.400%, 10–18–19	870	865
2.550%, 12–9–21	1,000	976
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.), 6.700%, 6–10–19	1,447	1,512
Sumitomo Mitsui Trust Bank Ltd., 2.050%, 3–6–19 (A)	1,500	1,488

		4,841

Specialized Finance – 1.3%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 3.480%, 6–1–19 (A)	1,875	1,883
International Lease Finance Corp., 6.250%, 5–15–19	3,500	3,620

		5,503

Total Financials – 24.7%		106,157
Health Care

Biotechnology – 1.2%
Amgen, Inc., 2.200%, 5–11–20	4,940	4,870

Health Care Equipment – 0.3%
Becton Dickinson & Co., 4.400%, 1–15–21 (A)	1,370	1,398

Health Care Services – 0.2%
Cardinal Health, Inc., 1.948%, 6–14–19	1,000	989

Health Care Supplies – 1.5%
Abbott Laboratories, 2.350%, 11–22–19	1,749	1,734
Catholic Health Initiatives, 2.600%, 8–1–18	3,575	3,579
Stryker Corp., 2.625%, 3–15–21	1,000	989

		6,302

Pharmaceuticals – 0.7%
AbbVie, Inc., 2.500%, 5–14–20	3,000	2,961

Total Health Care – 3.9%		16,520
Industrials

Aerospace & Defense – 1.2%
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (A)	2,470	2,571
3.850%, 12–15–25 (A)	1,500	1,511
Exelis, Inc., 5.550%, 10–1–21	460	493
Northrop Grumman Corp., 3.250%, 8–1–23	680	675

		5,250

Air Freight & Logistics – 0.6%
FedEx Corp., 8.000%, 1–15–19	2,252	2,346

Airlines – 1.7%
Aviation Capital Group Corp.:
2.875%, 9–17–18 (A)	3,000	2,999
2.875%, 1–20–22 (A)	1,000	979
Southwest Airlines Co., 2.650%, 11–5–20	3,465	3,428

		7,406

Environmental & Facilities Services – 0.9%
Republic Services, Inc., 3.800%, 5–15–18	4,000	4,004

Industrial Conglomerates – 0.3%
General Electric Capital Corp., 5.012%, 1–1–24	995	1,038

Total Industrials – 4.7%		20,044
Information Technology

Communications Equipment – 1.8%
Cisco Systems, Inc., 2.200%, 2–28–21	2,000	1,964
Harris Corp., 1.999%, 4–27–18	3,777	3,776
L–3 Communications Corp., 3.950%, 5–28–24	2,000	2,011

		7,751

Data Processing & Outsourced Services – 2.0%
Alliance Data Systems Corp., 6.375%, 4–1–20 (A)	1,000	1,000
Total System Services, Inc., 2.375%, 6–1–18	4,000	3,996
Visa, Inc., 2.800%, 12–14–22	3,750	3,701

		8,697

Home Entertainment Software – 0.3%
Activision Blizzard, Inc., 2.300%, 9–15–21	1,300	1,256

Internet Software & Services – 0.6%
Alibaba Group Holding Ltd., 2.800%, 6–6–23	2,500	2,416

Semiconductors – 3.7%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
2.375%, 1–15–20	4,500	4,437
3.125%, 1–15–25	1,550	1,464
Intel Corp.:
1.850%, 5–11–20	3,000	2,953
2.450%, 7–29–20	1,000	994
2.875%, 5–11–24	2,750	2,687
QUALCOMM, Inc., 2.100%, 5–20–20	575	569
TSMC Global Ltd., 1.625%, 4–3–18 (A)	2,544	2,544

		15,648

Systems Software – 1.3%
CA, Inc., 5.375%, 12–1–19	1,500	1,553
Microsoft Corp.:
2.000%, 11–3–20	2,000	1,966
2.875%, 2–6–24	2,250	2,209

		5,728

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc., 2.500%, 2–9–22	1,500	1,476

Total Information Technology – 10.0%		42,972
Materials

Diversified Chemicals – 0.2%
Dow Chemical Co. (The), 4.250%, 11–15–20	724	743

Diversified Metals & Mining – 1.0%
Glencore Finance (Europe) S.A. (GTD by Glencore Xstrata plc, Glencore International AG and Xstrata (Schweiz) AG) (ICE LIBOR plus 120 bps), 2.989%, 5–6–18 (B)	4,165	4,168

Paper Packaging – 0.3%
Packaging Corp. of America, 2.450%, 12–15–20	1,175	1,156

Specialty Chemicals – 0.3%
Methanex Corp., 3.250%, 12–15–19	1,500	1,493

Total Materials – 1.8%		7,560
Real Estate

Industrial REITs – 0.7%
Air Lease Corp.:
2.500%, 3–1–21	1,750	1,716
3.250%, 3–1–25	1,100	1,049

		2,765

Specialized REITs – 1.8%
American Tower Corp.:
3.300%, 2–15–21	2,500	2,499
5.900%, 11–1–21	800	866
2.250%, 1–15–22	2,165	2,070
3.375%, 10–15–26	1,000	940
Crown Castle International Corp.:
2.250%, 9–1–21	500	482
4.875%, 4–15–22	1,000	1,050

		7,907

Total Real Estate – 2.5%		10,672

Telecommunication Services

Integrated Telecommunication Services – 1.1%
AT&T, Inc.:
5.875%, 10–1–19	2,592	2,703
3.400%, 8–14–24	2,000	2,009

		4,712

Wireless Telecommunication Service – 0.2%
Crown Castle Towers LLC, 3.222%, 5–15–22 (A)	1,000	992

Total Telecommunication Services – 1.3%		5,704
Utilities

Electric Utilities – 3.5%
CenterPoint Energy, Inc., 2.500%, 9–1–22	3,000	2,906
Edison International, 2.125%, 4–15–20	1,000	982
Emera U.S. Finance L.P. (GTD by Emera U.S. Holdings, Inc.), 2.150%, 6–15–19	1,000	988
Entergy Mississippi, Inc., 2.850%, 6–1–28	1,050	980
Entergy Texas, Inc., 2.550%, 6–1–21	1,275	1,249
MidAmerican Energy Co.:
2.400%, 3–15–19	3,000	2,990
3.700%, 9–15–23	1,045	1,060
National Rural Utilities Cooperative Finance Corp.:
1.650%, 2–8–19	1,000	992
2.400%, 4–25–22	2,000	1,932
Virginia Electric and Power Co., Series C, 2.750%, 3–15–23	1,000	980

		15,059

Multi–Utilities – 0.7%
Dominion Resources, Inc., 6.400%, 6–15–18	3,000	3,022

Total Utilities – 4.2%		18,081

TOTAL CORPORATE DEBT SECURITIES – 69.6%		$298,588
(Cost: $302,650)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.2%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C, 5.097%, 9–15–27 (A)	640	662

Non-Agency REMIC/CMO – 0.8%
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2004-C2 (Mortgage spread to 2-year U.S. Treasury index), 6.312%, 10–15–41 (A)(D)	3,500	3,614

TOTAL MORTGAGE-BACKED SECURITIES – 1.0%		$4,276
(Cost: $4,462)

MUNICIPAL BONDS - TAXABLE
Alabama – 0.5%
Board of Trustees of the Univ of AL, Univ of AL Gen Rev Bonds (Taxable Build America Bonds), Ser 2010-C, 6.100%, 7–1–38	$1,840	1,968

California – 1.7%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C, 6.500%, 10–1–19	750	771
CA Various Purp GO Bonds, 7.700%, 11–1–30	3,355	3,799
CA Various Purp GO Rfdg Bonds, 7.950%, 3–1–36	1,125	1,232
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AH, 1.796%, 7–1–19	1,500	1,494

		7,296

Florida – 0.3%
FL Dept of Mgmt Svc, Cert of Part, Ser 2009C, 5.586%, 8–1–20	1,440	1,491

New York – 0.4%
NYC GO Bonds, Fiscal 2017 Ser A-2, 2.460%, 8–1–26	1,750	1,658

Texas – 0.3%
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D, 6.349%, 2–15–41	1,150	1,235

TOTAL MUNICIPAL BONDS - TAXABLE – 3.2%		$13,648
(Cost: $13,832)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.4%
Federal Home Loan Bank:
1.750%, 7–21–31 (C)	1,640	1,600
1.700%, 7–25–31	1,500	1,450
2.000%, 11–25–31	200	193
U.S. Department of Transportation, 6.001%, 12–7–21 (A)	2,500	2,784

		6,027

Mortgage-Backed Obligations – 11.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 2.699%, 5–25–18	633	632
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps), 4.929%, 7–25–44 (A)(B)	1,100	1,101
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps), 4.623%, 11–25–49 (A)(B)	2,120	2,196
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (5-Year U.S. Treasury index plus 300 bps), 5.168%, 2–25–47 (A)(B)	170	179
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
4.920%, 6–25–21 (A)(B)	593	598
5.670%, 9–25–22 (A)(B)	430	438
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-year U.S. Treasury index), 4.159%, 9–25–44 (A)(B)	2,000	2,008
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index), 3.751%, 2–25–45 (A)(B)	1,906	1,918
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.501%, 4–25–20 (A)(B)	880	922
4.345%, 1–25–46 (A)(B)	1,000	1,026
3.979%, 2–25–46 (A)(B)	70	71
3.849%, 1–25–47 (A)(B)	3,000	3,057
4.425%, 12–25–48 (A)(B)	3,625	3,745
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.547%, 2–25–22 (A)(B)	1,000	997
4.949%, 8–25–44 (A)(B)	1,000	1,048
4.342%, 12–25–44 (A)(B)	3,047	3,145
3.870%, 5–25–45 (A)(B)	600	610
3.501%, 8–25–46 (A)(B)	2,250	2,237
4.597%, 11–25–46 (A)(B)	1,557	1,632
3.565%, 11–25–47 (A)(B)	2,724	2,719
3.880%, 2–25–50 (A)(B)	2,014	1,999
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 9–1–28	2,625	2,630
4.500%, 8–1–30	737	774
2.500%, 5–15–44	722	705
Federal National Mortgage Association Agency REMIC/CMO, 2.000%, 6–25–39	2,325	2,267
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.210%, 10–1–19	2,242	2,240
4.646%, 7–1–20	1,532	1,570
3.680%, 2–1–21	829	834
4.381%, 6–1–21	1,444	1,505
2.000%, 10–25–41	1,809	1,729
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3–16–42	1,050	1,015

		47,547

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 12.5%		$53,574
(Cost: $54,695)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 7.1%
U.S. Treasury Notes:
1.750%, 10–31–20	8,000	7,875
2.000%, 12–31–21	8,000	7,857
1.875%, 2–28–22	15,000	14,646

		30,378

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 7.1%		$30,378
(Cost: $30,971)

SHORT-TERM SECURITIES
Commercial Paper (E) – 4.2%
Energy Transfer Partners L.P., 2.454%, 4–5–18	3,500	3,498
Kansas City Power & Light Co., 2.380%, 4–18–18	2,500	2,497
Kansas City Southern:
2.673%, 4–9–18	4,500	4,497
2.660%, 4–19–18	3,000	2,996
Sherwin-Williams Co. (The), 2.050%, 4–17–18	2,500	2,498
Sonoco Products Co., 2.251%, 4–2–18	2,100	2,099

		18,085

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (D)	523	523

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.810%, 4–7–18 (D)	1,425	1,425

		1,425

TOTAL SHORT-TERM SECURITIES – 4.6%		$20,033
(Cost: $20,034)

TOTAL INVESTMENT SECURITIES – 98.6%		$422,960
(Cost: $429,459)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		6,150

NET ASSETS – 100.0%		$429,110

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018 the total value of these securities amounted to $83,357 or 19.0% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2018.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the yield to maturity at March 31, 2018.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$572	$—	$—
Asset-Backed Securities	—	1,891	—
Corporate Debt Securities	—	298,588	—
Mortgage-Backed Securities	—	4,276	—
Municipal Bonds	—	13,648	—
United States Government Agency Obligations	—	53,574	—
United States Government Obligations	—	30,378	—
Short-Term Securities	—	20,033	—
Total	$572	$422,388	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = IntercontinentalExchange

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$429,459

Gross unrealized appreciation	270
Gross unrealized depreciation	(6,769)

Net unrealized depreciation	$(6,499)

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.2%
Motorcar Parts of America, Inc. (A)	76	$1,620

Home Improvement Retail – 0.5%
Lumber Liquidators Holdings, Inc. (A)	14	337

Homebuilding – 0.9%
Installed Building Products, Inc. (A)	10	625

Restaurants – 0.5%
Zoe’s Kitchen, Inc. (A)	24	344

Specialty Stores – 2.0%
Hibbett Sports, Inc. (A)	19	450
Sportsman’s Warehouse Holdings, Inc. (A)	243	990

		1,440

Total Consumer Discretionary – 6.1%		4,366
Consumer Staples

Distillers & Vintners – 2.8%
MGP Ingredients, Inc.	23	2,022

Total Consumer Staples – 2.8%		2,022
Energy

Oil & Gas Equipment & Services – 2.4%
Natural Gas Services Group, Inc. (A)	29	680
NCS Multistage Holdings, Inc. (A)	32	474
Ranger Energy Services, Inc. (A)	67	548

		1,702

Oil & Gas Exploration & Production – 2.7%
Earthstone Energy, Inc. (A)	41	414
Ring Energy, Inc. (A)	108	1,551

		1,965

Total Energy – 5.1%		3,667
Financials

Regional Banks – 1.2%
State Bank Financial Corp.	28	825

Total Financials – 1.2%		825
Health Care

Biotechnology – 1.7%
Acceleron Pharma, Inc. (A)	9	344
Adamas Pharmaceuticals, Inc. (A)	16	390
Natera, Inc. (A)	54	501

		1,235

Health Care Distributors – 2.4%
PetIQ, Inc. (A)	65	1,732

Health Care Equipment – 9.9%
AxoGen, Inc. (A)	75	2,725
K2M Group Holdings, Inc. (A)	105	1,982
Tactile Systems Technology, Inc. (A)	75	2,395

		7,102

Health Care Services – 1.6%
Teladoc, Inc. (A)	29	1,185

Health Care Supplies – 0.6%
OrthoPediatrics Corp. (A)	31	459

Health Care Technology – 5.5%
Evolent Health, Inc., Class A (A)	77	1,094
Tabula Rasa HealthCare, Inc. (A)	73	2,829

		3,923

Pharmaceuticals – 8.5%
Aerie Pharmaceuticals, Inc. (A)	63	3,434
Intersect ENT, Inc. (A)	52	2,043
Revance Therapeutics, Inc. (A)	20	607

		6,084

Total Health Care – 30.2%		21,720

Industrials

Aerospace & Defense – 2.3%
Kratos Defense & Security Solutions, Inc. (A)	46	472
Mercury Computer Systems, Inc. (A)	24	1,165

		1,637

Air Freight & Logistics – 1.6%
Air Transport Services Group, Inc. (A)	49	1,138

Building Products – 4.1%
American Woodmark Corp. (A)	13	1,251
PGT Innovations, Inc. (A)	91	1,695

		2,946

Construction & Engineering – 3.9%
MYR Group, Inc. (A)	81	2,500
Sterling Construction Co., Inc. (A)	28	324

		2,824

Industrial Machinery – 2.6%
Kornit Digital Ltd. (A)	147	1,896

Research & Consulting Services – 0.6%
Willdan Group, Inc. (A)	15	425

Total Industrials – 15.1%		10,866
Information Technology

Application Software – 5.7%
8x8, Inc. (A)	221	4,116

Internet Software & Services – 18.2%
Bandwidth, Inc., Class A (A)	37	1,208
Chegg, Inc. (A)	30	612
Cornerstone OnDemand, Inc. (A)	52	2,045
Five9, Inc. (A)	67	1,990
GTT Communications, Inc. (A)	28	1,599
Hortonworks, Inc. (A)	28	577
Mimecast Ltd. (A)	98	3,464
Q2 Holdings, Inc. (A)	35	1,585

		13,080

IT Consulting & Other Services – 1.6%
ForeScout Technologies, Inc. (A)	36	1,182

Semiconductor Equipment – 1.4%
Ichor Holdings Ltd. (A)	42	1,027

Semiconductors – 2.6%
CEVA, Inc. (A)	14	514
NVE Corp.	16	1,322

		1,836

Systems Software – 1.8%
SailPoint Technologies Holdings, Inc. (A)	63	1,304

Total Information Technology – 31.3%		22,545
Real Estate

Health Care REITs – 2.7%
Community Healthcare Trust, Inc.	77	1,976

Total Real Estate – 2.7%		1,976

TOTAL COMMON STOCKS – 94.5%		$67,987
(Cost: $49,303)

SHORT-TERM SECURITIES	Principal
Master Note – 5.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (B)	$3,986	3,986

TOTAL SHORT-TERM SECURITIES – 5.5%		$3,986
(Cost: $3,986)

TOTAL INVESTMENT SECURITIES – 100.0%		$71,973
(Cost: $53,289)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		6

NET ASSETS – 100.0%		$71,979

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$67,987	$—	$—
Short-Term Securities	—	3,986	—
Total	$67,987	$3,986	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$53,289

Gross unrealized appreciation	22,416
Gross unrealized depreciation	(3,732)

Net unrealized appreciation	$18,684

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.4%
Burberry Group plc (A)	390	$9,306
lululemon athletica, Inc. (B)	179	15,942

		25,248

Auto Parts & Equipment – 2.2%
BorgWarner, Inc.	316	15,895

Automotive Retail – 1.5%
O’Reilly Automotive, Inc. (B)	45	11,029

Home Furnishings – 1.0%
Mohawk Industries, Inc. (B)	32	7,380

Homefurnishing Retail – 1.1%
Williams-Sonoma, Inc.	149	7,872

Hotels, Resorts & Cruise Lines – 1.4%
Norwegian Cruise Line Holdings Ltd. (B)	187	9,918

Internet & Direct Marketing Retail – 0.3%
Duluth Holdings, Inc., Class B (B)	131	2,448

Leisure Products – 2.6%
Polaris Industries, Inc.	165	18,868

Restaurants – 4.2%
Chipotle Mexican Grill, Inc., Class A (B)	52	16,711
Dunkin’ Brands Group, Inc.	243	14,491

		31,202

Specialty Stores – 4.4%
Tiffany & Co.	158	15,394
Tractor Supply Co.	274	17,277

		32,671

Total Consumer Discretionary – 22.1%		162,531
Consumer Staples

Food Retail – 1.5%
Sprouts Farmers Market, Inc. (B)	460	10,786

Packaged Foods & Meats – 1.6%
Hain Celestial Group, Inc. (The) (B)	165	5,284
Hershey Foods Corp.	68	6,765

		12,049

Total Consumer Staples – 3.1%		22,835
Financials

Asset Management & Custody Banks – 0.8%
Oaktree Capital Group LLC	155	6,149

Financial Exchanges & Data – 3.2%
CME Group, Inc.	92	14,876
MarketAxess Holdings, Inc.	41	8,872

		23,748

Regional Banks – 4.1%
First Republic Bank	132	12,212
Signature Bank (B)	61	8,631
Western Alliance Bancorp. (B)	156	9,065

		29,908

Total Financials – 8.1%		59,805
Health Care

Biotechnology – 1.4%
BioMarin Pharmaceutical, Inc. (B)	122	9,905

Health Care Equipment – 7.4%
Abiomed, Inc. (B)	38	11,047
Edwards Lifesciences Corp. (B)	124	17,356
Glaukos Corp. (B)	81	2,491
Intuitive Surgical, Inc. (B)	57	23,652

		54,546

Health Care Services – 1.5%
Laboratory Corp. of America Holdings (B)	68	10,972

Health Care Supplies – 2.0%
Cooper Cos., Inc. (The)	27	6,256
Dentsply Sirona, Inc.	166	8,328

		14,584

Pharmaceuticals – 4.3%
Jazz Pharmaceuticals plc (B)	52	7,923
Zoetis, Inc.	286	23,873

		31,796

Total Health Care – 16.6%		121,803
Industrials

Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	240	15,189

Building Products – 3.5%
A. O. Smith Corp.	174	11,040
Allegion plc	109	9,295
Trex Co., Inc. (B)	52	5,610

		25,945

Construction Machinery & Heavy Trucks – 1.9%
WABCO Holdings, Inc. (B)	41	5,487
Westinghouse Air Brake Technologies Corp.	104	8,473

		13,960

Industrial Machinery – 2.7%
IDEX Corp.	99	14,167
Middleby Corp. (B)	47	5,867

		20,034

Railroads – 1.0%
Kansas City Southern	69	7,559

Research & Consulting Services – 1.6%
TransUnion (B)	201	11,412

Trading Companies & Distributors – 3.0%
Fastenal Co.	405	22,109

Total Industrials – 15.8%		116,208
Information Technology

Application Software – 3.6%
Autodesk, Inc. (B)	50	6,273
Guidewire Software, Inc. (B)	174	14,065
Tyler Technologies, Inc. (B)	29	6,200

		26,538

Communications Equipment – 3.1%
Arista Networks, Inc. (B)	40	10,279
Harris Corp.	76	12,306

		22,585

Data Processing & Outsourced Services – 1.6%
Square, Inc., Class A (B)	244	11,997

Electronic Components – 1.6%
Maxim Integrated Products, Inc.	196	11,831

Electronic Manufacturing Services – 1.7%
Trimble Navigation Ltd. (B)	338	12,132

Home Entertainment Software – 2.6%
Electronic Arts, Inc. (B)	160	19,354

Internet Software & Services – 10.3%
CoStar Group, Inc. (B)	66	23,758
GrubHub, Inc. (B)	252	25,543
MercadoLibre, Inc.	53	18,784
Pandora Media, Inc. (B)	1,499	7,538

		75,623

Semiconductors – 1.9%
Microchip Technology, Inc.	154	14,102

Systems Software – 2.3%
ServiceNow, Inc. (B)	102	16,821

Total Information Technology – 28.7%		210,983
Materials

Fertilizers & Agricultural Chemicals – 0.9%
Scotts Miracle-Gro Co. (The)	80	6,897

Specialty Chemicals – 1.5%
Axalta Coating Systems Ltd. (B)	352	10,635

Total Materials – 2.4%		17,532

TOTAL COMMON STOCKS – 96.8%		$711,697
(Cost: $544,710)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.8%
Clorox Co. (The), 2.440%, 4–27–18	$5,000	4,991
River Fuel Trust #1 (GTD by Bank of Nova Scotia), 2.070%, 4–30–18	4,000	3,993
Wisconsin Electric Power Co., 1.990%, 4–2–18	4,244	4,243

		13,227

Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (D)	5,026	5,026

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.810%, 4–7–18 (D)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 2.8%		$20,253
(Cost: $20,254)

TOTAL INVESTMENT SECURITIES – 99.6%		$731,950
(Cost: $564,964)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,821

NET ASSETS – 100.0%		$734,771

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at March 31, 2018.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$153,225	$9,306	$—
Consumer Staples	22,835	—	—
Financials	59,805	—	—
Health Care	121,803	—	—
Industrials	116,208	—	—
Information Technology	210,983	—	—
Materials	17,532	—	—
Total Common Stocks	$702,391	$9,306	$—
Short-Term Securities	—	20,253	—
Total	$702,391	$29,559	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$564,964

Gross unrealized appreciation	199,040
Gross unrealized depreciation	(32,054)

Net unrealized appreciation	$166,986

SCHEDULE OF INVESTMENTS Natural Resources (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 2.9%
BHP Billiton plc	175	$3,457

Total Australia – 2.9%		$3,457
Canada

Industrials – 2.2%
Canadian Pacific Railway Ltd.	15	2,700

Materials – 5.1%
Potash Corp. of Saskatchewan, Inc.	74	3,500
West Fraser Timber Co. Ltd.	39	2,618

		6,118

Total Canada – 7.3%		$8,818
Hong Kong

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	1,900	—	*

Total Hong Kong – 0.0%		$—	*
Netherlands

Energy – 2.6%
Core Laboratories N.V.	28	3,068

Total Netherlands – 2.6%		$3,068
South Africa

Materials – 2.4%
Mondi plc	108	2,907

Total South Africa – 2.4%		$2,907
United Kingdom

Materials – 6.3%
Croda International plc	23	1,484
Randgold Resources Ltd. ADR	34	2,814
Rio Tinto plc	68	3,453

		7,751

Total United Kingdom – 6.3%		$7,751
United States

Consumer Staples – 2.3%
Ingredion, Inc.	22	2,804

Energy – 52.0%
Cabot Oil & Gas Corp.	152	3,637
Centennial Resource Development, Inc., Class A (A)	97	1,787
Chevron Corp.	32	3,615
Cimarex Energy Co.	31	2,903
Concho Resources, Inc. (A)	25	3,803
Diamondback Energy, Inc. (A)	29	3,631
Enterprise Products Partners L.P.	67	1,648
EOG Resources, Inc.	41	4,279
EQT Midstream Partners L.P.	24	1,390
Halliburton Co. (C)	159	7,459
Magellan Midstream Partners L.P.	45	2,597

MPLX L.P.	46	1,507
Noble Energy, Inc.	79	2,391
Parsley Energy, Inc., Class A (A)	125	3,635
Phillips 66	43	4,110
RPC, Inc.	183	3,291
RSP Permian, Inc. (A)	95	4,437
Schlumberger Ltd.	55	3,531
WPX Energy, Inc. (A)	195	2,882

		62,533

Industrials – 2.6%
Union Pacific Corp.	23	3,072

Materials – 19.4%
Air Products and Chemicals, Inc.	21	3,268
Crown Holdings, Inc. (A)	54	2,715
Dow Chemical Co. (The)	28	1,787
Ecolab, Inc.	19	2,556
International Flavors & Fragrances, Inc.	17	2,367
Packaging Corp. of America	24	2,739
PPG Industries, Inc.	26	2,935
Scotts Miracle-Gro Co. (The)	28	2,372
Sealed Air Corp.	57	2,441

		23,180

Total United States – 76.3%		$91,589

TOTAL COMMON STOCKS – 97.8%		$117,590
(Cost: $121,037)

SHORT-TERM SECURITIES	Principal
Master Note – 2.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.980%, 4–5–18 (D)	$2,798	2,798

TOTAL SHORT-TERM SECURITIES – 2.3%		$2,798
(Cost: $2,798)

TOTAL INVESTMENT SECURITIES – 100.1%		$120,388
(Cost: $123,835)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(116)

NET ASSETS – 100.0%		$120,272

Notes to Schedule of Investments

*	Not shown due to rounding

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	All or a portion of securities with an aggregate value of $345 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at March 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	8,609	U.S. Dollar	12,155	7-5-18	UBS AG	$27	$—
Canadian Dollar	3,673	U.S. Dollar	2,853	7-5-18	UBS AG	—	3
						$27	$3

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$2,804	$—	$—
Energy	65,601	—	—
Industrials	5,772	—	—
Materials	32,112	11,301	—	*
Total Common Stocks	$106,289	$11,301	$—	*
Short-Term Securities	—	2,798	—
Total	$106,289	$14,099	$—
Forward Foreign Currency Contracts	$—	$27	$—
Liabilities
Forward Foreign Currency Contracts	$—	$3	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$123,835

Gross unrealized appreciation	9,184
Gross unrealized depreciation	(12,631)

Net unrealized depreciation	$(3,447)

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	1,042	$5,454
Ivy VIP Dividend Opportunities, Class II	126	1,054
Ivy VIP Global Growth, Class II	853	8,655
Ivy VIP Growth, Class II	1,161	14,620
Ivy VIP High Income, Class I	435	1,594
Ivy VIP International Core Equity, Class II	687	12,623
Ivy VIP Limited-Term Bond, Class II	678	3,285
Ivy VIP Mid Cap Growth, Class I	522	6,370
Ivy VIP Small Cap Core, Class II	293	5,165
Ivy VIP Small Cap Growth, Class II	461	5,603
Ivy VIP Value, Class II	1,137	7,169

TOTAL AFFILIATED MUTUAL FUNDS – 98.6%		$71,592
(Cost: $69,857)

SHORT-TERM SECURITIES	Principal
Master Note – 1.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (A)	993	993

TOTAL SHORT-TERM SECURITIES – 1.4%		$993
(Cost: $993)

TOTAL INVESTMENT SECURITIES – 100.0%		$72,585
(Cost: $70,850)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(1)

NET ASSETS – 100.0%		$72,584

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$71,592	$—	$—
Short-Term Securities	—	993	—
Total	$71,592	$993	$—

During the period ended March 31, 2018, there were no transfers between any levels.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$70,850

Gross unrealized appreciation	2,919
Gross unrealized depreciation	(1,184)

Net unrealized appreciation	$1,735

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	2,865	$14,993
Ivy VIP Dividend Opportunities, Class II	1,248	10,456
Ivy VIP Global Growth, Class II	423	4,293
Ivy VIP Government Money Market, Class II	20,871	20,871
Ivy VIP Growth, Class II	1,123	14,144
Ivy VIP High Income, Class I	360	1,319
Ivy VIP International Core Equity, Class II	341	6,261
Ivy VIP Limited-Term Bond, Class II	4,044	19,585
Ivy VIP Mid Cap Growth, Class I	229	2,787
Ivy VIP Small Cap Core, Class II	145	2,563
Ivy VIP Small Cap Growth, Class II	229	2,780
Ivy VIP Value, Class II	760	4,794

TOTAL AFFILIATED MUTUAL FUNDS – 99.1%		$104,846
(Cost: $103,581)

SHORT-TERM SECURITIES	Principal
Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (A)	1,068	1,068

TOTAL SHORT-TERM SECURITIES – 1.0%		$1,068
(Cost: $1,068)

TOTAL INVESTMENT SECURITIES – 100.1%		$105,914
(Cost: $104,649)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(67)

NET ASSETS – 100.0%		$105,847

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$104,846	$—	$—
Short-Term Securities	—	1,068	—
Total	$104,846	$1,068	$—

During the period ended March 31, 2018, there were no transfers between any levels.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$104,649

Gross unrealized appreciation	2,392
Gross unrealized depreciation	(1,127)

Net unrealized appreciation	$1,265

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive - Managed Volatility (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	1,358	$7,107
Ivy VIP Dividend Opportunities, Class II	1,586	13,284
Ivy VIP Global Growth, Class II	896	9,091
Ivy VIP Government Money Market, Class II	4,420	4,420
Ivy VIP Growth, Class II	1,060	13,356
Ivy VIP High Income, Class I	488	1,788
Ivy VIP International Core Equity, Class II	723	13,269
Ivy VIP Limited-Term Bond, Class II	1,758	8,516
Ivy VIP Mid Cap Growth, Class I	348	4,245
Ivy VIP Small Cap Core, Class II	221	3,907
Ivy VIP Small Cap Growth, Class II	348	4,235
Ivy VIP Value, Class II	1,001	6,313

TOTAL AFFILIATED MUTUAL FUNDS – 97.8%		$89,531
(Cost: $87,573)

SHORT-TERM SECURITIES	Principal
Master Note – 2.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (A)	1,834	1,834

TOTAL SHORT-TERM SECURITIES – 2.0%		$1,834
(Cost: $1,834)

TOTAL INVESTMENT SECURITIES – 99.8%		$91,365
(Cost: $89,407)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.2%		200

NET ASSETS – 100.0%		$91,565

Notes to Schedule of Investments

*	Not shown due to rounding

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Cash of $270 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount		Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	9	6-15-18	—	*	$(689)	$33
S&P 500 Index	Short	8	6-15-18	2		(5,286)	292

						$(5,975)	$325

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$89,531	$—	$—
Short-Term Securities	—	1,834	—
Total	$89,531	$1,834	$—
Futures Contracts	$325	$—	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$89,407

Gross unrealized appreciation	2,876
Gross unrealized depreciation	(918)

Net unrealized appreciation	$1,958

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative - Managed Volatility (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	1,575	$8,243
Ivy VIP Dividend Opportunities, Class II	842	7,057
Ivy VIP Global Growth, Class II	429	4,349
Ivy VIP Government Money Market, Class II	10,576	10,576
Ivy VIP Growth, Class II	816	10,282
Ivy VIP High Income, Class I	292	1,069
Ivy VIP International Core Equity, Class II	345	6,344
Ivy VIP Limited-Term Bond, Class II	2,373	11,492
Ivy VIP Mid Cap Growth, Class I	216	2,633
Ivy VIP Small Cap Core, Class II	137	2,422
Ivy VIP Small Cap Growth, Class II	216	2,627
Ivy VIP Value, Class II	627	3,954

TOTAL AFFILIATED MUTUAL FUNDS – 96.7%		$71,048
(Cost: $69,635)

SHORT-TERM SECURITIES	Principal
Master Note – 3.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.980%, 4–5–18 (A)	$2,270	2,270

TOTAL SHORT-TERM SECURITIES – 3.1%		$2,270
(Cost: $2,270)

TOTAL INVESTMENT SECURITIES – 99.8%		$73,318
(Cost: $71,905)

CASH AND OTHER ASSETS, NET OF LIABILITIES (B) – 0.2%		179

NET ASSETS – 100.0%		$73,497

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Cash of $237 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount		Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	8	6-15-18	—	*	$(613)	$30
S&P 500 Index	Short	7	6-15-18	2		(4,625)	255
						$(5,238)	$285

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$71,048	$—	$—
Short-Term Securities	—	2,270	—
Total	$71,048	$2,270	$—
Futures Contracts	$285	$—	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$71,905

Gross unrealized appreciation	2,138
Gross unrealized depreciation	(725)

Net unrealized appreciation	$1,413

SCHEDULE OF INVESTMENTS Pathfinder Moderate - Managed Volatility (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	9,990	$52,283
Ivy VIP Dividend Opportunities, Class II	10,387	87,008
Ivy VIP Global Growth, Class II	4,694	47,626
Ivy VIP Government Money Market, Class II	57,987	57,987
Ivy VIP Growth, Class II	5,747	72,391
Ivy VIP High Income, Class I	2,797	10,257
Ivy VIP International Core Equity, Class II	3,786	69,532
Ivy VIP Limited-Term Bond, Class II	16,562	80,215
Ivy VIP Mid Cap Growth, Class I	2,027	24,711
Ivy VIP Small Cap Core, Class II	1,289	22,756
Ivy VIP Small Cap Growth, Class II	2,028	24,658
Ivy VIP Value, Class II	5,618	35,422

TOTAL AFFILIATED MUTUAL FUNDS – 97.0%		$584,846
(Cost: $566,332)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 1.7%
Diageo Capital plc (GTD by Diageo plc),
2.131%, 4–2–18	$3,000	2,999
Northern Illinois Gas Co.,
2.251%, 4–3–18	4,854	4,853
Sonoco Products Co.,
2.251%, 4–2–18	2,653	2,652

		10,504

Master Note – 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (B)	6,846	6,846

TOTAL SHORT-TERM SECURITIES – 2.8%		$17,350
(Cost: $17,352)

TOTAL INVESTMENT SECURITIES – 99.8%		$602,196
(Cost: $583,684)

CASH AND OTHER ASSETS, NET OF LIABILITIES (C) – 0.2%		1,064

NET ASSETS – 100.0%		$603,260

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at March 31, 2018.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Cash of $1,503 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index	Short	54	6-15-18	3	$(4,137)	$205
S&P 500 Index	Short	44	6-15-18	11	(29,073)	1,604
					$(33,210)	$1,809

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$584,846	$—	$—
Short-Term Securities	—	17,350	—
Total	$584,846	$17,350	$—
Futures Contracts	$1,809	$—	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$583,684

Gross unrealized appreciation	21,893
Gross unrealized depreciation	(3,381)

Net unrealized appreciation	$18,512

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	14,267	$74,668
Ivy VIP Dividend Opportunities, Class II	14,879	124,642
Ivy VIP Global Growth, Class II	6,728	68,272
Ivy VIP Government Money Market, Class II	82,902	82,902
Ivy VIP Growth, Class II	8,242	103,806
Ivy VIP High Income, Class I	4,002	14,675
Ivy VIP International Core Equity, Class II	5,420	99,536
Ivy VIP Limited-Term Bond, Class II	23,666	114,620
Ivy VIP Mid Cap Growth, Class I	2,908	35,457
Ivy VIP Small Cap Core, Class II	1,845	32,580
Ivy VIP Small Cap Growth, Class II	2,908	35,357
Ivy VIP Value, Class II	8,062	50,832

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$837,347
(Cost: $801,734)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (A)	$877	877

TOTAL SHORT-TERM SECURITIES – 0.1%		$877
(Cost: $877)

TOTAL INVESTMENT SECURITIES – 99.9%		$838,224
(Cost: $802,611)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		577

NET ASSETS – 100.0%		$838,801

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$837,347	$—	$—
Short-Term Securities	—	877	—
Total	$837,347	$877	$—
During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$802,611

Gross unrealized appreciation	42,639
Gross unrealized depreciation	(7,026)

Net unrealized appreciation	$35,613

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	15,368	$80,430
Ivy VIP Dividend Opportunities, Class II	17,962	150,462
Ivy VIP Global Growth, Class II	10,150	102,992
Ivy VIP Government Money Market, Class II	50,052	50,052
Ivy VIP Growth, Class II	12,018	151,373
Ivy VIP High Income, Class I	5,523	20,249
Ivy VIP International Core Equity, Class II	8,179	150,198
Ivy VIP Limited-Term Bond, Class II	19,903	96,398
Ivy VIP Mid Cap Growth, Class I	3,948	48,138
Ivy VIP Small Cap Core, Class II	2,506	44,252
Ivy VIP Small Cap Growth, Class II	3,949	48,007
Ivy VIP Value, Class II	11,351	71,572

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$1,014,123
(Cost: $960,611)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (A)	$1,385	1,385

TOTAL SHORT-TERM SECURITIES – 0.1%		$1,385
(Cost: $1,385)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,015,508
(Cost: $961,996)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		43

NET ASSETS – 100.0%		$1,015,551

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,014,123	$—	$—
Short-Term Securities	—	1,385	—
Total	$1,014,123	$1,385	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$961,996

Gross unrealized appreciation	59,194
Gross unrealized depreciation	(5,682)

Net unrealized appreciation	$53,512

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	MARCH 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy VIP Bond, Class II	5,345	$27,975
Ivy VIP Dividend Opportunities, Class II	2,863	23,987
Ivy VIP Global Growth, Class II	1,456	14,777
Ivy VIP Government Money Market, Class II	35,908	35,908
Ivy VIP Growth, Class II	2,775	34,952
Ivy VIP High Income, Class I	990	3,632
Ivy VIP International Core Equity, Class II	1,173	21,549
Ivy VIP Limited-Term Bond, Class II	8,055	39,011
Ivy VIP Mid Cap Growth, Class I	734	8,954
Ivy VIP Small Cap Core, Class II	466	8,230
Ivy VIP Small Cap Growth, Class II	735	8,930
Ivy VIP Value, Class II	2,133	13,448

TOTAL AFFILIATED MUTUAL FUNDS – 99.6%		$241,353
(Cost: $235,008)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (A)	$767	767

TOTAL SHORT-TERM SECURITIES – 0.3%		$767
(Cost: $767)

TOTAL INVESTMENT SECURITIES – 99.9%		$242,120
(Cost: $235,775)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		226

NET ASSETS – 100.0%		$242,346

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$241,353	$—	$—
Short-Term Securities	—	767	—
Total	$241,353	$767	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$235,775

Gross unrealized appreciation	8,742
Gross unrealized depreciation	(2,397)

Net unrealized appreciation	$6,345

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Internet & Direct Marketing Retail – 3.1%
Amazon.com, Inc. (A)	3	$4,632
Netflix, Inc. (A)(B)	52	15,299

		19,931

Total Consumer Discretionary – 3.1%		19,931
Health Care

Biotechnology – 8.9%
BioMarin Pharmaceutical, Inc. (A)	90	7,288
Evogene Ltd. (A)	175	557
Gilead Sciences, Inc.	91	6,876
Ionis Pharmaceuticals, Inc. (A)	350	15,432
Vertex Pharmaceuticals, Inc. (A)(B)	171	27,919

		58,072

Health Care Equipment – 0.8%
Medtronic plc	64	5,150

Health Care Technology – 3.0%
Cerner Corp. (A)(B)	341	19,749

Total Health Care – 12.7%		82,971
Industrials

Air Freight & Logistics – 0.8%
Best, Inc. ADR (A)	510	5,256

Total Industrials – 0.8%		5,256
Information Technology

Application Software – 7.5%
ACI Worldwide, Inc. (A)	918	21,773
Aspen Technology, Inc. (A)	346	27,288

		49,061

Data Processing & Outsourced Services – 9.1%
Alliance Data Systems Corp.	31	6,641
Euronet Worldwide, Inc. (A)	299	23,615
WNS (Holdings) Ltd. ADR (A)	648	29,370

		59,626

Electronic Components – 2.9%
Universal Display Corp.	186	18,776

Internet Software & Services – 13.5%
Alibaba Group Holding Ltd. ADR (A)	150	27,586
Alphabet, Inc., Class A (A)	14	14,935
Alphabet, Inc., Class C (A)	19	19,433
Facebook, Inc., Class A (A)(B)	162	25,918

		87,872

IT Consulting & Other Services – 0.5%
Switch, Inc., Class A	205	3,262

Semiconductor Equipment – 2.3%
ASML Holding N.V., NY Registry Shares	76	14,991

Semiconductors – 24.3%
Broadcom Corp., Class A	34	7,941
Cypress Semiconductor Corp.	1,542	26,151
Intel Corp.	237	12,333
Marvell Technology Group Ltd.	591	12,417
Microchip Technology, Inc.	77	7,062
Micron Technology, Inc. (A)(B)	957	49,923
Microsemi Corp. (A)	148	9,579
QUALCOMM, Inc.	233	12,899
Rambus, Inc. (A)	765	10,267
Semtech Corp. (A)	253	9,884

		158,456

Systems Software – 6.8%
Microsoft Corp. (B)	485	44,293

Technology Hardware, Storage & Peripherals – 8.7%
Apple, Inc.	220	36,895
Hewlett-Packard Co.	897	19,664

		56,559

Total Information Technology – 75.6%		492,896
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc. (A)(C)	1,150	2,202

Marrone Bio Innovations, Inc. (A)	280	535

		2,737

Total Materials – 0.4%		2,737
Real Estate

Specialized REITs – 1.1%
QTS Realty Trust, Inc., Class A	188	6,806

Total Real Estate – 1.1%		6,806
Telecommunication Services

Alternative Carriers – 1.9%
Zayo Group Holdings, Inc. (A)	359	12,246

Total Telecommunication Services – 1.9%		12,246
Utilities

Renewable Electricity – 0.5%
Atlantica Yield plc	158	3,102

Total Utilities – 0.5%		3,102

TOTAL COMMON STOCKS – 96.1%		$625,945
(Cost: $359,671)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12–31–20 (C)(D)	230	153
Marrone Bio Innovations, Inc., expires 8–20–23 (C)(D)	230	1

		154

TOTAL WARRANTS – 0.0%		$154
(Cost: $ –)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount
QUALCOMM, Inc.:
Call $67.50, Expires 6–15–18	167	17	8
Call $67.50, Expires 6–15–18, OTC (Ctrpty: Goldman Sachs International)	1,926	193	95

TOTAL PURCHASED OPTIONS – 0.0%			$103
(Cost: $512)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc., 8.000%, 8–20–20 (C)	$288	286

Total Materials – 0.1%		286

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$286
(Cost: $287)

SHORT-TERM SECURITIES
Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (E)	3,496	3,496

Municipal Obligations – 3.4%
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2015B (GTD by Wells Fargo Bank N.A.) (BVAL plus 20 bps), 1.850%, 4–7–18 (E)	8,400	8,400
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps), 1.700%, 4–1–18 (E)	10,000	10,000
University of California (1-Month U.S. LIBOR plus 8 bps), 1.780%, 4–7–18 (E)	4,000	4,000

		22,400

TOTAL SHORT-TERM SECURITIES – 3.9%		$25,896
(Cost: $25,896)

TOTAL INVESTMENT SECURITIES – 100.1%		$652,384
(Cost: $386,366)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(737)

NET ASSETS – 100.0%		$651,647

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,128 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Restricted securities. At March 31, 2018, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Marrone Bio Innovations, Inc.	2-6-18	1,150	$1,231	$2,202
Marrone Bio Innovations, Inc., expires 12-31-20	2-6-18	230	—	153
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	230	—	1

		Principal
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$288	288	286
			$1,519	$2,642

The total value of these securities represented 0.4% of net assets at March 31, 2018.

(D)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at March 31, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
QUALCOMM, Inc.	N/A	Put	167	17	June 2018	$57.50	$33	$(86)
	Goldman Sachs International	Put	1,926	192	June 2018	57.50	385	(997)
							$418	$(1,083)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$19,931	$—	$—
Health Care	82,971	—	—
Industrials	5,256	—	—
Information Technology	492,896	—	—
Materials	—	2,737	—
Real Estate	6,806	—	—
Telecommunication Services	12,246	—	—
Utilities	3,102	—	—
Total Common Stocks	$623,208	$2,737	$—
Warrants	—	154	—
Purchased Options	8	95	—
Corporate Debt Securities	—	286	—
Short-Term Securities	—	25,896	—
Total	$623,216	$29,168	$—
Liabilities
Written Options	$—	$1,083	$—

During the period ended March 31, 2018, securities totaling $1,593 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $308 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers in and out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$386,366

Gross unrealized appreciation	278,530
Gross unrealized depreciation	(12,512)

Net unrealized appreciation	$266,018

SCHEDULE OF INVESTMENTS Small Cap Core (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.7%
Boot Barn Holdings, Inc. (A)	288	$5,105

Apparel, Accessories & Luxury Goods – 0.8%
G-III Apparel Group Ltd. (A)	62	2,351

Auto Parts & Equipment – 4.8%
Visteon Corp. (A)	131	14,397

Casinos & Gaming – 2.4%
Red Rock Resorts, Inc., Class A	243	7,106

Movies & Entertainment – 1.5%
World Wrestling Entertainment, Inc., Class A	123	4,429

Restaurants – 3.4%
Jack in the Box, Inc.	62	5,325
Papa John’s International, Inc.	81	4,624

		9,949

Total Consumer Discretionary – 14.6%		43,337
Consumer Staples

Packaged Foods & Meats – 3.8%
Nomad Foods Ltd. (A)	279	4,396
Post Holdings, Inc. (A)	91	6,887

		11,283

Soft Drinks – 2.0%
Coca-Cola Bottling Co. Consolidated	34	5,938

Total Consumer Staples – 5.8%		17,221
Energy

Oil & Gas Exploration & Production – 2.8%
Laredo Petroleum Holdings, Inc. (A)	958	8,345

Total Energy – 2.8%		8,345
Financials

Multi-Line Insurance – 1.4%
Kemper Corp.	75	4,247

Property & Casualty Insurance – 1.5%
Old Republic International Corp.	205	4,399

Regional Banks – 10.5%
Chemical Financial Corp.	103	5,637
FCB Financial Holdings, Inc., Class A (A)	37	1,907
Pinnacle Financial Partners, Inc.	77	4,933
Webster Financial Corp.	213	11,783
Western Alliance Bancorp. (A)	120	6,959

		31,219

Total Financials – 13.4%		39,865
Health Care

Health Care Equipment – 5.7%
Insulet Corp. (A)	59	5,140
Invacare Corp.	685	11,921

		17,061

Health Care Facilities – 1.7%
HealthSouth Corp.	87	4,985

Health Care Services – 2.3%
Tivity Health, Inc. (A)	171	6,769

Health Care Supplies – 2.1%
ICU Medical, Inc. (A)	25	6,234

Health Care Technology – 2.0%
Evolent Health, Inc., Class A (A)	298	4,247
Omnicell, Inc.(A)	37	1,616

		5,863

Total Health Care - 13.8%		40,912
Industrials

Aerospace & Defense – 2.0%
Cubic Corp.	43	2,735
Curtiss-Wright Corp.	24	3,201

		5,936

Industrial Machinery – 6.7%
ITT, Inc.	119	5,814
RBC Bearings, Inc. (A)	32	3,925
Rexnord Corp. (A)	111	3,285
Woodward, Inc.	97	6,941

		19,965

Office Services & Supplies – 1.3%
MSA Safety, Inc.	46	3,796

Trucking – 2.3%
Saia, Inc. (A)	94	7,043

Total Industrials – 12.3%		36,740

Information Technology

Application Software – 1.7%
Everbridge, Inc. (A)	143	5,223

Electronic Components – 2.2%
Belden CDT, Inc.	93	6,418

Electronic Equipment & Instruments – 4.8%
FLIR Systems, Inc.	133	6,631
Novanta, Inc. (A)	149	7,781

		14,412

Home Entertainment Software – 1.2%
Zynga, Inc. (A)	944	3,455

Internet Software & Services – 1.9%
Q2 Holdings, Inc. (A)	126	5,735

Semiconductors – 1.3%
Integrated Device Technology, Inc. (A)	125	3,820

Systems Software – 5.7%
PROS Holdings, Inc. (A)	156	5,153
Tableau Software, Inc., Class A (A)	145	11,686

		16,839

Technology Distributors – 1.2%
Avnet, Inc.	85	3,550

Total Information Technology – 20.0%		59,452
Materials

Aluminum – 0.8%
Constellium N.V., Class A (A)	220	2,389

Commodity Chemicals – 5.1%
Cabot Corp.	184	10,241
Orion Engineered Carbons S.A.	178	4,835

		15,076

Gold – 0.5%
Yamana Gold, Inc.	593	1,636

Total Materials – 6.4%		19,101
Real Estate

Hotel & Resort REITs – 1.2%
RLJ Lodging Trust	189	3,670

Industrial REITs – 1.5%
First Industrial Realty Trust, Inc.	76	2,222
STAG Industrial, Inc.	95	2,282

		4,504

Total Real Estate – 2.7%		8,174
Telecommunication Services

Alternative Carriers – 3.2%
Vonage Holdings Corp. (A)	886	9,437

Total Telecommunication Services – 3.2%		9,437
Utilities

Electric Utilities – 0.8%
ALLETE, Inc.	35	2,529

Water Utilities – 0.8%
Aqua America, Inc.	70	2,374

Total Utilities – 1.6%		4,903

TOTAL COMMON STOCKS – 96.6%		$287,487
(Cost: $271,411)

SHORT-TERM SECURITIES	Principal
Master Note – 1.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.980%, 4–5–18 (B)	$4,310	4,310

United States Government Agency Obligations – 1.7%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
1.810%, 4–7–18 (B)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 3.1%		$9,310
(Cost: $9,310)

TOTAL INVESTMENT SECURITIES – 99.7%		$296,797
(Cost: $280,721)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		780

NET ASSETS – 100.0%		$297,577

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$287,487	$—	$—
Short-Term Securities	—	9,310	—
Total	$287,487	$9,310	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$280,721

Gross unrealized appreciation	29,318
Gross unrealized depreciation	(13,242)

Net unrealized appreciation	$16,076

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 3.3%
Burlington Stores, Inc. (A)	56	$7,428
Caleres, Inc.	99	3,332
Children’s Place Retail Stores, Inc. (The)	16	2,149

		12,909

Auto Parts & Equipment – 1.0%
Visteon Corp.(A)	36	3,984

Broadcasting – 0.8%
Nexstar Broadcasting Group, Inc.	47	3,100

Distributors – 1.9%
Pool Corp.	50	7,238

General Merchandise Stores – 1.2%
Ollie’s Bargain Outlet Holdings, Inc. (A)	76	4,559

Homebuilding – 1.8%
Installed Building Products, Inc. (A)	113	6,761

Homefurnishing Retail – 1.1%
At Home Group, Inc. (A)	129	4,140

Hotels, Resorts & Cruise Lines – 1.6%
Hilton Grand Vacations, Inc. (A)	140	6,016

Restaurants – 3.2%
Dave & Buster’s Entertainment, Inc. (A)	9	391
Texas Roadhouse, Inc., Class A	105	6,048
Wingstop, Inc.	126	5,954

		12,393

Specialty Stores – 1.0%
Five Below, Inc. (A)	53	3,857

Total Consumer Discretionary – 16.9%		64,957
Consumer Staples

Food Retail – 0.9%
Sprouts Farmers Market, Inc. (A)	149	3,508

Total Consumer Staples – 0.9%		3,508
Energy

Oil & Gas Equipment & Services – 1.7%
Keane Group, Inc. (A)	212	3,132
RPC, Inc.	194	3,494

		6,626

Oil & Gas Exploration & Production – 2.2%
Centennial Resource Development, Inc., Class A (A)	233	4,278
Matador Resources Co. (A)	62	1,863
Petroleum Development Corp. (A)	46	2,277

		8,418

Total Energy – 3.9%		15,044
Financials

Investment Banking & Brokerage – 1.9%
Evercore Partners, Inc.	41	3,592
LPL Investment Holdings, Inc.	59	3,615

		7,207

Regional Banks – 5.6%
Ameris Bancorp	89	4,710
Heritage Financial Corp.	75	2,304
Home BancShares, Inc.	191	4,353
SVB Financial Group (A)	15	3,629
Western Alliance Bancorp. (A)	115	6,693

		21,689

Thrifts & Mortgage Finance – 0.5%
LendingTree, Inc.(A)	6	2,008

Total Financials – 8.0%		30,904
Health Care

Health Care Equipment – 7.5%
Inogen, Inc.(A)	38	4,684
iRhythm Technologies, Inc.(A)	60	3,807
K2M Group Holdings, Inc.(A)	236	4,474
Nevro Corp.(A)	57	4,941
NovoCure Ltd.(A)	164	3,566
Penumbra, Inc.(A)	40	4,647
Tactile Systems Technology, Inc.(A)	90	2,877

		28,996

Health Care Facilities – 1.3%
Acadia Healthcare Co., Inc.(A)	132	5,155

Health Care Services – 6.3%
AMN Healthcare Services, Inc. (A)	194	11,029
Envision Healthcare Holdings, Inc. (A)	67	2,590
LHC Group, Inc. (A)	63	3,903
Teladoc, Inc. (A)	163	6,563

		24,085

Managed Health Care – 1.6%
HealthEquity, Inc. (A)	101	6,100

Pharmaceuticals – 0.7%
Aerie Pharmaceuticals, Inc. (A)	32	1,745
OptiNose, Inc.(A)	40	807

		2,552

Total Health Care – 17.4%		66,888

Industrials

Aerospace & Defense – 2.4%
Mercury Computer Systems, Inc. (A)	193	9,315

Air Freight & Logistics – 2.9%
Air Transport Services Group, Inc. (A)	144	3,352
XPO Logistics, Inc. (A)	78	7,916

		11,268

Construction & Engineering – 1.9%
Dycom Industries, Inc. (A)	68	7,265

Diversified Support Services – 0.8%
Healthcare Services Group, Inc.	66	2,886

Industrial Machinery – 5.5%
John Bean Technologies Corp.	65	7,320
RBC Bearings, Inc. (A)	32	4,017
Timken Co. (The)	94	4,300
Woodward, Inc.	77	5,511

		21,148

Security & Alarm Services – 1.2%
Brink’s Co. (The)	67	4,750

Trading Companies & Distributors – 3.7%
Beacon Roofing Supply, Inc. (A)	143	7,592
Watsco, Inc.	36	6,442

		14,034

Trucking – 1.3%
Knight Transportation, Inc.	112	5,132

Total Industrials – 19.7%		75,798
Information Technology

Application Software – 10.7%
Ellie Mae, Inc. (A)	39	3,628
Globant S.A. (A)	81	4,161
HubSpot, Inc. (A)	57	6,127
Paycom Software, Inc. (A)	68	7,250
Tyler Technologies, Inc. (A)	26	5,415
Ultimate Software Group, Inc. (The) (A)(B)	34	8,222
Zendesk, Inc. (A)	134	6,401

		41,204

Internet Software & Services – 6.1%
Apptio, Inc., Class A (A)	91	2,592
Envestnet, Inc. (A)	65	3,731
Five9, Inc. (A)	190	5,651
Mimecast Ltd. (A)	99	3,507
New Relic, Inc. (A)	48	3,531
Q2 Holdings, Inc. (A)	101	4,609

		23,621

IT Consulting & Other Services – 3.6%
Booz Allen Hamilton Holding Corp.	210	8,116
InterXion Holding N.V. (A)	91	5,637

		13,753

Semiconductors – 3.8%
Integrated Device Technology, Inc. (A)	140	4,264
Monolithic Power Systems, Inc.	50	5,738
Power Integrations, Inc.	70	4,793

		14,795

Systems Software – 3.2%
Proofpoint, Inc.(A)	61	6,941
Varonis Systems, Inc. (A)	84	5,061
Zscaler, Inc. (A)	7	202

		12,204

Total Information Technology – 27.4%		105,577
Materials

Construction Materials – 1.7%
Summit Materials, Inc., Class A (A)	121	3,675
U.S. Concrete, Inc. (A)	50	3,009

		6,684

Total Materials – 1.7%		6,684
Real Estate

Real Estate Services – 0.6%
RE/MAX Holdings, Inc., Class A	36	2,177

Total Real Estate – 0.6%		2,177

TOTAL COMMON STOCKS – 96.5%		$371,537
(Cost: $286,591)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 1.1%
Wisconsin Electric Power Co., 1.990%, 4–2–18	$4,399	4,398

Master Note – 1.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18(D)	5,530	5,530

Municipal Obligations – 1.3%
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps), 1.610%, 4–7–18 (D)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 3.8%		$14,928
(Cost: $14,929)

TOTAL INVESTMENT SECURITIES – 100.3%		$386,465
(Cost: $301,520)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(1,023)

NET ASSETS – 100.0%		$385,442

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,219 are held in collateralized accounts for OTC swap agreements collateral.

(C)	Rate shown is the yield to maturity at March 31, 2018.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following total return swap agreements were outstanding at March 31, 2018:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Biotech Custom Index	JPMorgan Chase Bank N.A.	01/09/2019	$11,742	1-Month LIBOR less 35 bps	$(1,143)	$—	$(1,143)

(1)	The Portfolio pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of March 31, 2018:

Reference Entity	Shares		Notional Amount	Value	% of Value
Nektar Therapeutics	1		$1,185	$(115)	(10.1%)
Sage Therapeutics, Inc.	—	*	478	(47)	(4.1)
Acceleron Pharma, Inc.	1		473	(46)	(4.0)
Catalent, Inc.	1		434	(42)	(3.7)
Exact Sciences Corp.	1		414	(40)	(3.5)
Blueprint Medicines Corp.	—	*	319	(31)	(2.7)
Sarepta Therapeutics, Inc.	—	*	288	(28)	(2.5)
Bluebird Bio, Inc.	—	*	269	(26)	(2.3)
Ligand Pharmaceuticals, Inc.	—	*	266	(26)	(2.3)
FibroGen, Inc.	1		255	(25)	(2.2)
Avexis, Inc.	—	*	232	(23)	(2.0)
Array BioPharma, Inc.	1		231	(23)	(2.0)
Amicus Therapeutics, Inc.	1		219	(21)	(1.9)
Loxo Oncology, Inc.	—	*	206	(20)	(1.8)
Clovis Oncology, Inc.	—	*	198	(19)	(1.7)
Halozyme Therapeutics, Inc.	1		198	(19)	(1.7)
Medicines Co. (The)	1		175	(17)	(1.5)
Ironwood Pharmaceuticals, Inc.	1		175	(17)	(1.5)
Ultragenyx Pharmaceutical, Inc.	—	*	167	(16)	(1.4)
Supernus Pharmaceuticals, Inc.	—	*	166	(16)	(1.4)
Puma Biotechnology, Inc.	—	*	158	(15)	(1.3)
Aerie Pharmaceuticals, Inc.	—	*	149	(15)	(1.3)
Spark Therapeutics, Inc.	—	*	147	(14)	(1.3)
AnaptysBio, Inc.	—	*	146	(14)	(1.2)
Prestige Brands Holdings, Inc.	—	*	143	(14)	(1.2)
Portola Pharmaceuticals, Inc.	—	*	133	(13)	(1.1)
Global Blood Therapeutics, Inc.	—	*	133	(13)	(1.1)
Sangamo Therapeutics, Inc.	1		132	(13)	(1.1)
Arena Pharmaceuticals, Inc.	—	*	129	(13)	(1.1)
Insmed, Inc.	1		118	(11)	(1.0)
Corcept Therapeutics, Inc.	1		115	(11)	(1.0)
Repligen Corp.	—	*	108	(11)	(0.9)
Radius Health, Inc.	—	*	102	(10)	(0.9)
Innoviva, Inc.	1		98	(10)	(0.8)
Pacira Pharmaceuticals, Inc.	—	*	96	(9)	(0.8)
Esperion Therapeutics, Inc.	—	*	96	(9)	(0.8)
Xencor, Inc.	—	*	92	(9)	(0.8)
Prothena Corp plc	—	*	90	(9)	(0.8)
Foundation Medicine, Inc.	—	*	87	(8)	(0.7)
Aimmune Therapeutics, Inc.	—	*	85	(8)	(0.7)
Heron Therapeutics, Inc.	—	*	85	(8)	(0.7)
Zogenix, Inc.	—	*	84	(8)	(0.7)
Intersect ENT, Inc.	—	*	81	(8)	(0.7)
Theravance Biopharma, Inc.	—	*	81	(8)	(0.7)
ImmunoGen, Inc.	1		80	(8)	(0.7)
Editas Medicine, Inc.	—	*	72	(7)	(0.6)
Emergent BioSolutions, Inc.	—	*	67	(7)	(0.6)
MyoKardia, Inc.	—	*	67	(7)	(0.6)
Assembly Biosciences, Inc.	—	*	66	(6)	(0.6)
Vanda Pharmaceuticals, Inc.	—	*	64	(6)	(0.5)

TherapeuticsMD, Inc.	1		64	(6)	(0.5)
PTC Therapeutics, Inc.	—	*	61	(6)	(0.5)
CytomX Therapeutics, Inc.	—	*	60	(6)	(0.5)
Revance Therapeutics, Inc.	—	*	60	(6)	(0.5)
Flexion Therapeutics, Inc.	—	*	58	(6)	(0.5)
TG Therapeutics, Inc.	—	*	58	(6)	(0.5)
Phibro Animal Health Corp.	—	*	58	(6)	(0.5)
Amphastar Pharmaceuticals, Inc.	—	*	54	(5)	(0.5)
MiMedx Group, Inc.	1		53	(5)	(0.5)
Epizyme, Inc.	—	*	51	(5)	(0.4)
Geron Corp.	1		50	(5)	(0.4)
Genomic Health, Inc.	—	*	48	(5)	(0.4)
La Jolla Pharmaceutical Co.	—	*	46	(4)	(0.4)
ZIOPHARM Oncology, Inc.	1		44	(4)	(0.4)
Audentes Therapeutics, Inc.	—	*	44	(4)	(0.4)
Immunomedics, Inc.	—	*	44	(4)	(0.4)
Rigel Pharmaceuticals, Inc.	1		44	(4)	(0.4)
Progenics Pharmaceuticals, Inc.	1		41	(4)	(0.4)
Omeros Corp.	—	*	41	(4)	(0.3)
WaVe Life Sciences Ltd.	—	*	41	(4)	(0.3)
Synergy Pharmaceuticals, Inc.	2		40	(4)	(0.3)
Madrigal Pharmaceuticals, Inc.	—	*	39	(4)	(0.3)
ANI Pharmaceuticals, Inc.	—	*	39	(4)	(0.3)
Achaogen, Inc.	—	*	36	(4)	(0.3)
Aduro Biotech, Inc.	—	*	34	(3)	(0.3)
Akebia Therapeutics, Inc.	—	*	34	(3)	(0.3)
Eagle Pharmaceuticals, Inc.	—	*	33	(3)	(0.3)
Coherus Biosciences, Inc.	—	*	33	(3)	(0.3)
BioCryst Pharmaceuticals, Inc.	1		33	(3)	(0.3)
Inovio Pharmaceuticals, Inc.	1		32	(3)	(0.3)
Kura Oncology, Inc.	—	*	31	(3)	(0.3)
Depomed, Inc.	—	*	31	(3)	(0.3)
Aclaris Therapeutics, Inc.	—	*	31	(3)	(0.3)
Lexicon Pharmaceuticals, Inc.	—	*	30	(3)	(0.3)
Keryx Biopharmaceuticals, Inc.	1		29	(3)	(0.3)
ChemoCentryx, Inc.	—	*	27	(3)	(0.2)
Momenta Pharmaceuticals, Inc.	—	*	26	(3)	(0.2)
Jounce Therapeutics, Inc.	—	*	26	(3)	(0.2)
Paratek Pharmaceuticals, Inc.	—	*	25	(2)	(0.2)
REGENXBIO, Inc.	—	*	24	(2)	(0.2)
Corbus Pharmaceuticals Holdings, Inc.	—	*	24	(2)	(0.2)
Cytokinetics, Inc.	—	*	24	(2)	(0.2)
Akcea Therapeutics, Inc.	—	*	23	(2)	(0.2)
Natera, Inc.	—	*	23	(2)	(0.2)
Cara Therapeutics, Inc.	—	*	23	(2)	(0.2)
Agenus, Inc.	—	*	22	(2)	(0.2)

Corium International, Inc.	—	*	22	(2)	(0.2)
MediciNova, Inc.	—	*	21	(2)	(0.2)
Dermira, Inc.	—	*	20	(2)	(0.2)
BioSpecifics Technologies Corp.	—	*	20	(2)	(0.2)
Novavax, Inc.	1		20	(2)	(0.2)
Pieris Pharmaceuticals, Inc.	—	*	20	(2)	(0.2)
NewLink Genetics Corp.	—	*	19	(2)	(0.2)
MacroGenics, Inc.	—	*	19	(2)	(0.2)
Idera Pharmaceuticals, Inc.	1		19	(2)	(0.2)
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	18	(2)	(0.2)
Reata Pharmaceuticals, Inc.	—	*	18	(2)	(0.2)
Invitae Corp.	—	*	17	(2)	(0.1)
Tocagen, Inc.	—	*	17	(2)	(0.1)
Strongbridge Biopharma plc	—	*	16	(2)	(0.1)
Apellis Pharmaceuticals, Inc.	—	*	16	(2)	(0.1)
Calithera Biosciences, Inc.	—	*	16	(2)	(0.1)
Neos Therapeutics, Inc.	—	*	15	(2)	(0.1)
Adamas Pharmaceuticals, Inc.	—	*	15	(2)	(0.1)
Concert Pharmaceuticals, Inc.	—	*	14	(1)	(0.1)
Aratana Therapeutics, Inc.	—	*	14	(1)	(0.1)
Catalyst Pharmaceuticals, Inc.	1		14	(1)	(0.1)
Selecta Biosciences, Inc.	—	*	13	(1)	(0.1)
Athersys, Inc.	1		13	(1)	(0.1)
Seres Therapeutics, Inc.	—	*	12	(1)	(0.1)
Teligent, Inc.	—	*	12	(1)	(0.1)
Insys Therapeutics, Inc.	—	*	11	(1)	(0.1)
Veracyte, Inc.	—	*	10	(1)	(0.1)
Bellicum Pharmaceuticals, Inc.	—	*	10	(1)	(0.1)
Rhythm Pharmaceuticals, Inc.	—	*	10	(1)	(0.1)
Deciphera Pharmaceuticals, Inc.	—	*	10	(1)	(0.1)
VBI Vaccines, Inc.	—	*	10	(1)	(0.1)
Axovant Sciences Ltd.	1		8	(1)	(0.1)
Calyxt, Inc.	—	*	7	(1)	(0.1)
Edge Therapeutics, Inc.	—	*	2	(— *)	(—*)

				$(1,143)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$371,537	$—	$—
Short-Term Securities	—	14,928	—
Total	$371,537	$14,928	$—
Liabilities
Total Return Swaps	$—	$1,143	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$301,520

Gross unrealized appreciation	91,183
Gross unrealized depreciation	(6,238)

Net unrealized appreciation	$84,945

SCHEDULE OF INVESTMENTS Value (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.7%
Magna International, Inc.	199	$11,208

Cable & Satellite – 1.9%
Comcast Corp., Class A	227	7,757

General Merchandise Stores – 3.7%
Dollar Tree, Inc. (A)	37	3,549
Target Corp.	168	11,678

		15,227

Home Improvement Retail – 2.4%
Lowe’s Co., Inc.	112	9,854

Total Consumer Discretionary – 10.7%		44,046
Consumer Staples

Drug Retail – 3.1%
CVS Caremark Corp.	201	12,517

Hypermarkets & Super Centers – 4.2%
Wal-Mart Stores, Inc.	194	17,224

Total Consumer Staples – 7.3%		29,741
Energy

Oil & Gas Refining & Marketing – 3.1%
Marathon Petroleum Corp.	171	12,517

Oil & Gas Storage & Transportation – 5.7%
Energy Transfer Equity L.P.	494	7,012
Energy Transfer Partners L.P.	1,016	16,483

		23,495

Total Energy – 8.8%		36,012
Financials

Asset Management & Custody Banks – 6.0%
Blackstone Group L.P. (The)	325	10,393
State Street Corp.	145	14,441

		24,834

Consumer Finance – 7.1%
Capital One Financial Corp.	167	16,040
Synchrony Financial	390	13,077

		29,117

Life & Health Insurance – 2.9%
MetLife, Inc.	259	11,899

Mortgage REITs – 3.2%
American Capital Agency Corp.	687	12,989

Other Diversified Financial Services – 9.6%
Citigroup, Inc.	266	17,928
JPMorgan Chase & Co.	195	21,466

		39,394

Property & Casualty Insurance – 2.6%
Allstate Corp. (The)	113	10,722

Regional Banks – 3.2%
SunTrust Banks, Inc.	195	13,254

Reinsurance – 1.6%
Everest Re Group Ltd.	25	6,421

Total Financials – 36.2%		148,630

Health Care

Biotechnology – 3.2%
Amgen, Inc.	77	13,110

Health Care Facilities – 3.3%
HCA Holdings, Inc.	140	13,561

Managed Health Care – 2.8%
Humana, Inc.	42	11,318

Pharmaceuticals – 2.7%
Jazz Pharmaceuticals plc (A)	73	11,037

Total Health Care – 12.0%		49,026
Industrials

Electrical Components & Equipment – 2.9%
Eaton Corp.	147	11,763

Industrial Machinery – 0.2%
Timken Co. (The)	24	1,090

Total Industrials – 3.1%		12,853
Information Technology

Semiconductor Equipment – 2.7%
Lam Research Corp.	54	10,869

Semiconductors – 5.0%
Broadcom Corp., Class A	43	10,227
Micron Technology, Inc. (A)	200	10,402

		20,629

Systems Software – 2.6%
Microsoft Corp.	119	10,861

Total Information Technology – 10.3%		42,359
Materials

Diversified Chemicals – 3.3%
Dow Chemical Co. (The)	214	13,640

Total Materials – 3.3%		13,640
Real Estate

Health Care REITs – 3.3%
Welltower, Inc.	247	13,444

Total Real Estate – 3.3%		13,444

TOTAL COMMON STOCKS – 95.0%		$389,751
(Cost: $349,601)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 1.2%
Kroger Co. (The), 2.201%, 4–2–18	$4,780	4,779

Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.980%, 4–5–18 (C)	3,734	3,734

United States Government Agency Obligations – 1.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 1.810%, 4–7–18 (C)	5,600	5,600

TOTAL SHORT-TERM SECURITIES – 3.5%		$14,113
(Cost: $14,114)

TOTAL INVESTMENT SECURITIES – 98.5%		$403,864
(Cost: $363,715)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		6,161

NET ASSETS – 100.0%		$410,025

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at March 31, 2018.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$389,751	$—	$—
Short-Term Securities	—	14,113	—
Total	$389,751	$14,113	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$363,715

Gross unrealized appreciation	51,782
Gross unrealized depreciation	(11,633)

Net unrealized appreciation	$40,149

ITEM 2.     CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY VARIABLE INSURANCE PORTFOLIOS
(Registrant)

By:	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: May 29, 2018

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2018